UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA	94105
(Address of principal executive offices)	(Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: May 31, 2003

Date of reporting period: November 30, 2003

ITEM 1.	REPORT TO SHAREHOLDERS

WELLS FARGO

FUNDS

Wells Fargo Income Funds

Semi-Annual Report

Wells Fargo Diversified Bond Fund

Wells Fargo High Yield Bond Fund

Wells Fargo Income Fund

Wells Fargo Income Plus Fund

Wells Fargo Inflation-Protected Bond FundSM

Wells Fargo Intermediate Government Income Fund

Wells Fargo Limited Term Government Income Fund

Wells Fargo Montgomery Short Duration Government Bond FundSM

Wells Fargo Montgomery Total Return Bond FundSM

Wells Fargo Stable Income Fund

Wells Fargo Tactical Maturity Bond FundSM

November 30, 2003

WELLS FARGO INCOME FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

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SHAREHOLDER LETTER	WELLS FARGO INCOME FUNDS

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this Wells Fargo Income Funds semi-annual report for the six-month period ended November 30, 2003. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers’ strategic outlook, and facts and figures about each Fund’s portfolio.

THE ECONOMY: RECOVERY ON TRACK

The long-awaited economic recovery appeared to be on track by the end of the period, evidenced by better than expected earnings reports, surging retail sales and signs of emerging job growth. Positive economic reports from the consumer sector were finally matched by equally positive news from the business sector, in contrast to the trend seen at the beginning of the recovery when consumer spending was the primary economic driver. The business sector’s contribution to the recovery was supported by both domestic and overseas demand. A weaker dollar and signs of recovery in China, Japan and parts of Europe elevated overseas orders for U.S. manufactured goods late in the period to their highest levels in nine years.

INTEREST RATES SHAPE BOND PERFORMANCE

Interest rates were volatile during the period, as a result of market reaction to comments from the Federal Reserve Board (the Fed), and by changing views on the outlook for economic growth. The dramatic rise in rates was a primary driver of the bond market’s performance. Upbeat economic news – including positive durable goods orders, a decrease in jobless claims and positive non-farm payroll numbers – and the amount of stimulus in the pipeline from both consumer and government spending often result in higher interest rates. In this economic environment, the Lehman Brothers Aggregate Bond Index (an index that measures investment-grade, taxable bonds) was on track for its worst performance in four years.

U.S. Treasury securities were among those suffering the most from rising interest rates. On the other hand, high-yield bonds produced solid returns during the period, due to robust demand and limited supply, and generally outperformed investment grade securities. Across all maturities, corporate bonds were the best performers, as improving economic data led to narrower yield spreads. Shorter duration asset-backed securities performed relatively well over the period, due to their low price sensitivity to changes in interest rates. However, mortgage-backed securities underperformed during the period as the market vacillated between prepayment fears and extension fears.

Investors who rely on a certain level of income may have felt the effect of the rise in interest rates in recent months. We recommend that you review your investment portfolio to ensure that your current allocation reflects your income needs.

OUR COMMITMENT TO OUR SHAREHOLDERS

We recognize that there has been a great deal of unsettling news recently about inappropriate trading practices of some mutual fund companies. We share the concerns of all investors that these problems need to be addressed fully to protect the interests of all mutual fund shareholders. We will remain diligent in our efforts to operate in full compliance with all legal requirements to protect the interests of all of our shareholders.

Thank you for choosing Wells Fargo Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

The Wells Fargo Diversified Bond Fund (the Fund) seeks total return by diversifying its investments among different fixed-income investment styles.

ADVISER

Wells Fargo Funds Management, LLC

FUND MANAGERS

Collectively Managed

INCEPTION DATE

12/31/82

PERFORMANCE HIGHLIGHTS

The Fund returned (0.45)%1 for the six-month period ended November 30, 2003, outperforming the Lehman Brothers Aggregate Bond Index2, which returned (1.04)% during the period. The Fund distributed $0.49 per share in dividend income and no capital gains during the period.

The Diversified Bond Fund invests in three different fixed-income investment styles: strategic value bond, managed fixed-income and tactical maturity bond. Each style represents an approach to selecting investments or a type of investment selected for the Fund’s portfolio. This multi-style approach seeks to help reduce price and return volatility in an effort to generate more consistent returns.

Interest rates rose significantly over the period as the fixed income market focused on an improving earnings environment. The mortgage-backed holdings in the managed fixed-income and strategic value bond styles underperformed, as the volatile interest rate environment and fluctuating prepayment levels impacted total returns. However, emphasis on mortgage-backed securities and fixed income products that are structured to manage interest rate volatility and positioning within the asset-backed sector contributed positive performance to the Fund, as these sectors provided competitive returns. The Fund’s high yield bond holdings also contributed to performance.

Performance of the tactical maturity bond style, on the other hand, was primarily driven by the large swings in long-term bond prices. Bond prices plunged from mid-June through early August, stabilized briefly in August and then rallied through September. Still recovering from July’s downturn, the Fund maintained a defensive stance with a heavy emphasis on short maturity reserves. When prices reversed direction late in the period and fell once again, the Fund’s defensive structure contributed to performance.

STRATEGIC OUTLOOK

Until economic fundamentals tangibly improve, we remain cautious on the overall market. That said, interest rates could move higher in the next 12 to 24 months, if market expectations prove correct and the economy picks up. Fund performance may differentiate itself based on yield and risk management. We expect to continue to overweight the non-Treasury sectors given the Fund’s income-based strategy and the Fund’s performance could benefit from a continued tightening of spreads. Opportunities may present themselves across each sub-sector of the fixed-income market and we intend to position the Fund accordingly in an effort to take advantage of those opportunities.

The views expressed are as of November 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Diversified Bond Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for the Institutional Class shares of the Wells Fargo Diversified Bond Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of Norwest Advantage Diversified Bond Fund, its predecessor fund.

Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Excluding sales charge
	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Diversified Bond Fund – Institutional Class	(0.45)	4.77	5.20	5.92

Benchmark

Lehman Brothers Aggregate Bond Index[2]	(1.04)	5.18	6.47	6.90
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	54%

Weighted Average Coupon	4.43%

Estimated Weighted Average Maturity	5.75 years

Estimated Average Duration	3.27 years

Net Asset Value (NAV)	$25.96

Distribution Rate[4]	3.14%

SEC Yield[5]	3.29%

PORTFOLIO ALLOCATION6 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT7

fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

2   The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

3   Portfolio characteristics are subject to change.

4   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current offering price.

5   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

6   This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change. See Notes to Financial Statements for a discussion of the master portfolios.

7   The chart compares the performance of the Wells Fargo Diversified Bond Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The Wells Fargo High Yield Bond Fund seeks total return with a high level of current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Sutter Advisors LLC

FUND MANAGERS

Saturnino S. Fanlo

Roger Wittlin

INCEPTION DATE

11/29/02

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 6.54%1 for the six-month period ended November 30, 2003, excluding sales charges. The Fund underperformed its benchmark, the Merrill Lynch High Yield Master II Index2, which returned 9.14% over the same period. The Fund’s Class A shares distributed $0.37 per share in dividend income and no capital gains during the period.

The Fund benefited from a robust demand for high yield securities and a limited supply, as investors showed their willingness to assume more risk in light of positive economic news. In particular, the lower-quality issues performed the best, helping push the returns of CCC-rated bonds up more than 16% over the reporting period. The improving economic environment and ample liquidity contributed to declining default rates within the high yield sector. On the downside, a sharp sell-off of U.S. Treasury securities in July resulted in the Fund experiencing a brief decline. However, the Fund regained the July losses and posted positive performance for the remainder of the period.

A favorable economic environment helped the majority of the Fund’s bond holdings produce solid returns during the period. The Fund’s overweighted position in the capital goods sector performed well, as the sector was supported by strong defense spending and robust homebuilding. Although the restaurant sector was a relative underperformer, the Fund’s holdings in the sector posted positive returns, contributing to Fund performance. Only a few of the Fund’s holdings did not perform as well as expected. Fund holdings in Levi Strauss and Dan River, both of which were affected by foreign competition and excess capacity in the apparel/textile sector, detracted from performance. In addition, the Fund’s underweight positions in previously underperforming sectors, such as utilities, telecommunications, energy and airlines, hurt performance relative to the Fund’s benchmark. The majority of the CCC-rated issuers are concentrated in those sectors, which accounted for their impressive gains over the period.

STRATEGIC OUTLOOK

We saw fewer opportunities in the high yield bond sector at the end of the period than there were at the beginning of the period. Many bond prices were already at levels where companies were able to call them and re-issue debt at lower yields than they were paying initially. As a result, we believe that going forward, exciting opportunities may be more difficult to find. We will continue to favor companies that we believe are able to generate free cash flow, have solid asset coverage, ample liquidity and quality management.

Investments in lower-rated higher yielding corporate bonds are subject to additional risks because they tend to be more sensitive to economic conditions and, during sustained periods of rising interest rates, may experience interest and/or principal defaults. Investing in foreign debt obligations entails additional risks, including those related to regulatory, market or economic developments, foreign taxation and less stringent investor protection and disclosure standards.

The views expressed are as of November 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo High Yield Bond Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s Adviser has also committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	6-Month*	1-Year	Life of Fund	6-Month*	1-Year	Life of Fund

Wells Fargo High Yield Bond Fund – Class A	1.74	7.23	7.21	6.54	12.29	12.25

Wells Fargo High Yield Bond Fund – Class B	1.04	6.39	7.37	6.04	11.39	11.36

Wells Fargo High Yield Bond Fund – Class C	3.98	9.36	10.32	6.03	11.46	11.43

Benchmark

Merrill Lynch High Yield Master II Index[2]				9.14	26.94	26.94
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	8%

Average Credit Quality[4]	B+

Weighted Average Coupon	7.83%

Estimated Weighted Average Maturity	6.19 years

Estimated Average Duration	4.59 years

Net Asset Value (NAV) (Class A, B, C)	$10.57, $10.56, $10.57

Distribution Rate[5] (Class A, B, C)	6.86%, 6.44%, 6.36%

SEC Yield[6] (Class A, B, C)	6.59%, 6.16%, 6.08%

PORTFOLIO ALLOCATION3 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT 7

For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown.

2   The Merrill Lynch High Yield Master II Index is an unmanaged index of below investment-grade domestic and Yankee high-yield bonds (dollar-denominated bonds issued in the U.S. by foreign banks and corporations), including deferred-interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating of BB/Ba or lower, but are not in default. You cannot invest directly in an index.

3   Portfolio holdings and characteristics are subject to change.

4   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

7   The chart compares the performance of the Wells Fargo High Yield Bond Fund Class A shares for the life of the Fund with the Merrill Lynch High Yield Master II Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Income Fund (the Fund) seeks current income and total return.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Robert N. Daviduk, CFA

INCEPTION DATE

6/9/87

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (0.95)%1 for the six-month period ended November 30, 2003, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Aggregate Bond Index2, which returned (1.04)% during the period. The Fund’s Class A shares distributed $0.21 per share in dividend income and no capital gains during the period.

Interest rates across the yield curve increased during the period as evidence of an economic recovery continued. For example, five-year yields increased by a dramatic 1.20%, reaching a high of 3.61% before ending the period at 3.36%. Ten-year U.S. Treasury yields increased 1.02%, reaching a high of 4.60% before ending the period at 4.39%. These increases have weighed heavily upon the fixed income markets.

During the period, the credit portion of the Fund’s portfolio outperformed the Fund’s holdings in comparable U.S. Treasury securities. The Fund continued to benefit from its overweight position in corporate securities, while the mortgage sector underperformed as the market vacillated between prepayment fears and extension fears. We concentrated purchases for the Fund on shorter duration securities, such as hybrid adjustable rate mortgage securities (ARMS). The Fund remained underweight in agency securities, which underperformed over the period, while maintaining an overweight position in the high yield sector, which outperformed investment grade holdings. The Fund’s holdings in the telecommunications, cable media and financial sectors continued to provide positive performance. During the course of the period, we increased the duration of the Fund from 4.50 years to 4.70 years. Credit exposure remained overweight as we continued to search for yield enhancing opportunities.

STRATEGIC OUTLOOK

Going forward, we expect the Fund to maintain a modest allocation to U.S. Treasury securities. We will continue to underweight the Fund’s holdings in agency securities due to concerns over their relative performance compared to U.S. Treasuries and headline risk. The Fund’s corporate exposure is expected to remain overweight and may be increased if opportunities arise. We will continue to look for names in the BBB-rated sector, as we believe that such names may continue to perform well in an improving economic environment. We also expect to maintain a modest overweight to the asset-backed securities and commercial mortgage-backed securities sectors. Duration will likely remain slightly short in light of our view that the economic recovery may gain strength into 2004.

Investments in lower-rated higher yielding corporate bonds are subject to additional risks because they tend to be more sensitive to economic conditions and, during sustained periods of rising interest rates, may experience interest and/or principal defaults.

The views expressed are as of November 30, 2003, and are those of the Fund’s manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Income Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s adviser waives its advisory fee for the portion of the Fund’s assets that is invested in the High Yield Bond Fund and waives additional fees and/or reimburses additional expenses to the extent necessary to ensure that there will be no increase in the Fund’s net operating expense ratio. The Fund’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income, Total Return Bond and Performa Strategic Value Bond Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Performa Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares for periods prior to August 5, 1993, reflects performance of the Class A shares, adjusted for Class B sales charges and

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	(Including sales charge)				(Excluding sales charge)
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Income Fund – Class A	(5.41)	1.11	3.94	4.96	(0.95)	5.88	4.90	5.44

Wells Fargo Income Fund – Class B	(6.32)	0.10	3.79	4.67	(1.32)	5.10	4.14	4.67

Wells Fargo Income Fund – Institutional Class					(0.82)	6.27	5.11	5.55

Benchmark

Lehman Brothers Aggregate Bond Index[2]					(1.04)	5.18	6.47	6.90
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	83%

Average Credit Quality[4]	Aa2

Weighted Average Coupon	2.98%

Estimated Weighted Average Life	6.70 years

Estimated Average Duration	4.61 years

Net Asset Value (NAV) (Class A, B, I)	$9.55, $9.54, $9.54

Distribution Rate[5] (Class A, B, I)	4.41%, 3.87%, 4.87%

SEC Yield[6] (Class A, B, I)	3.21%, 2.57%, 3.56%

PORTFOLIO ALLOCATION3 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT7

expenses. Performance shown for the Institutional Class shares for periods prior to August 2, 1993, reflects performance of the Class A shares, adjusted for Institutional class expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

2   The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

3   Portfolio holdings and characteristics are subject to change.

4   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

7   The chart compares the performance of the Wells Fargo Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO INCOME PLUS FUND

INVESTMENT OBJECTIVE

The Wells Fargo Income Plus Fund (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Robert N. Daviduk, CFA

INCEPTION DATE

7/13/98

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 0.36%1 for the six-month period ended November 30, 2003, excluding sales charges, outperforming the Lehman Brothers Aggregate Bond Index2, which returned (1.04)% during the period. The Fund’s Class A shares distributed $0.34 per share in dividend income and no capital gains during the period.

Interest rates across the yield curve increased during the period, as evidence of an economic recovery continued to mount. Five-year yields increased by 1.20%, reaching a high of 3.61% and ending the period at 3.36%. These increases weighed heavily upon the fixed income markets, producing negative returns for most investors.

A number of factors contributed to the Fund’s performance, including the limited allocation to emerging market debt, which hurt performance. The high yield segment of the Fund’s portfolio provided strong positive returns and outperformed the Fund’s holdings in investment grade securities. The Fund saw continued strong performance coming from the telecommunications, cable media and financial sectors.

The non-U.S. dollar sovereign debt portion of the Fund’s portfolio was also negatively impacted as rates rose overseas. However, for diversification purposes, the Fund continued to own sovereign debt in highly rated investment grade countries such as Germany, Great Britain and New Zealand.

The Fund’s investment grade holdings outperformed the Lehman Brothers Aggregate Bond Index by 30 basis points during the period, driven largely by a narrowing of corporate bond spreads. The Fund continued to be overweight in corporate securities, with strong performance coming from the automotive and cable media sectors. The mortgage sector underperformed during the period as the market vacillated between prepayment fears and extension fears. We concentrated purchases for the Fund on shorter duration securities such as hybrid adjustable rate mortgage securities. The Fund remained underweight in agency securities, which underperformed over the period.

STRATEGIC OUTLOOK

Going forward, we expect the Fund to maintain a modest allocation to U.S. Treasury securities. We also will continue to underweight the Fund’s holdings in agency securities, due to concerns of swap spread widening and headline risk. The Fund’s corporate exposure is expected to remain overweight and may be increased if opportunities arise. We will continue to look for names in the BBB-rated sector, as we believe that such names may continue to perform well in an improving economic environment. As we reduce the Fund’s holdings in mortgage-backed securities, we plan to use the proceeds to increase the Fund’s holdings in the more attractive corporate sector. Duration will likely remain short of the peer group in light of our view that the economic recovery will continue to gain strength in the last quarter of 2003 and grow well into 2004.

Investments in lower-rated higher-yielding corporate bonds are subject to additional risks because they tend to be more sensitive to economic conditions and, during sustained periods of rising interest rates, may experience interest and/or principal default. Investing in foreign debt obligations entails additional risks, including those related to regulatory, market or economic developments, foreign taxation and less stringent investor protection and disclosure standards.

The views expressed are as of November 30, 2003, and are those of the Fund’s manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Income Plus Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s adviser waives its advisory fee for the portion of the Fund’s assets that is invested in the High Yield Bond Fund and waives additional fees and/or reimburses additional expenses to the extent necessary to ensure that there will be no increase in the Fund’s net operating expense ratio. The Fund’s Adviser also has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including sales charge				Excluding sales charge
	6-Month*	1-Year	5-Year	Life of Fund	6-Month*	1-Year	5-Year	Life of Fund

Wells Fargo Income Plus Fund – Class A	(4.13)	3.86	3.31	3.65	0.36	8.77	4.26	4.54

Wells Fargo Income Plus Fund – Class B	(5.02)	2.96	3.12	3.61	(0.02)	7.96	3.47	3.76

Wells Fargo Income Plus Fund – Class C	(1.97)	5.88	3.26	3.57	(0.02)	7.96	3.47	3.76

Benchmark

Lehman Brothers Aggregate Bond Index[2]					(1.04)	5.18	6.47	6.78
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	121%

Average Credit Quality[4]	Aa2

Weighted Average Coupon	2.36%

Estimated Weighted Average Maturity	7.10 years

Estimated Average Duration	4.11 years

Net Asset Value (NAV) (Class A, B, C)	$11.01, $11.01, $11.01

Distribution Rate[5] (Class A, B, C)	5.27%, 4.76%, 4.72%

SEC Yield[6] (Class A, B, C)	4.30%, 3.75%, 3.71%

PORTFOLIO ALLOCATION3 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT7

Performance shown for Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund. Effective at close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown.

2   The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

3   Portfolio holdings and characteristics are subject to change.

4   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

7   The chart compares the performance of the Wells Fargo Income Plus Fund Class A shares for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO INFLATION-PROTECTED BOND FUNDSM

INVESTMENT OBJECTIVE

The Wells Fargo Inflation-Protected Bond Fund (the Fund) seeks total return while providing protection against inflation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Robert N. Daviduk, CFA

INCEPTION DATE

2/28/03

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (0.47)%1 for the six-month period ended November 30, 2003, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers U.S. Treasury Inflation Notes Index2, which returned (0.11)% during the period. The Fund’s Class A shares distributed $0.14 per share in dividend income and no capital gains during the period.

The Fund’s performance during the period was helped by its broad distribution along the Treasury Inflation-Protected Securities (TIPS) yield curve. In terms of price, both shorter and longer maturing TIPS outperformed the 10-year TIPS. The yield on TIPS maturing in 2012 increased 0.25%, compared to a 0.12% increase for TIPS maturing in 2007 and a 0.16% increase for TIPS maturing in 2032. In general, TIPS underperformed due to higher growth expectations, with the real yield increasing across the entire TIPS yield curve.

The Fund’s continual inflows of cash detracted from performance because TIPS prices were generally moving higher and we were making purchases in an appreciating market environment. By the end of the period, the Fund’s assets had grown to $42.5 million, more than double the assets of $20.3 million as of May 30, 2003.

During the period we moved from being duration neutral to a modest short duration position of 0.1 years in response to encouraging economic news – including positive durable goods orders, a decrease in jobless claims and positive non-farm payroll numbers – and the amount of stimulus in the pipeline from both consumer and government spending. Positive economic news generally leads to higher interest rates.

STRATEGIC OUTLOOK

With expectations of higher interest rates, we believe that a short duration strategy is appropriate going forward. When suitable issues are brought to market, we expect to continue to add AAA-rated collateralized mortgage-backed securities to the Fund’s portfolio seeking to increase yield. If business spending appears likely to increase dramatically, we will consider increasing our modest short duration position.

An investment in the Wells Fargo Inflation-Protected Bond Fund is subject to greater risk than an investment in a mutual fund investing in traditional debt securities. Inflation-protected debt securities are subject to greater interest rate risk if interest rates rise in a low inflation environment.

The views expressed are as of November 30, 2003, and are those of the Fund’s manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Inflation-Protected Bond Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

2   The Lehman Brothers U.S. Treasury Inflation Notes Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an index.

3   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including sales charge		Excluding sales charge
	6-Month*	Life of Fund*	6-Month*	Life of Fund*

Wells Fargo Inflation-Protected Bond Fund – Class A	(4.95)	(2.15)	(0.47)	2.46

Wells Fargo Inflation-Protected Bond Fund – Class B	(5.84)	(3.21)	(0.84)	1.79

Wells Fargo Inflation-Protected Bond Fund – Class C	(2.82)	(0.22)	(0.84)	1.79

Wells Fargo Inflation-Protected Bond Fund – Institutional Class			(0.34)	2.55

Benchmark

Lehman Brothers U.S. Treasury Inflation Notes Index[2]			(0.11)	2.66
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	23%

Average Credit Quality[4]	AAA

Weighted Average Coupon	2.58%

Estimated Weighted Average Maturity	9.50 years

Estimated Average Duration	4.05 years

Net Asset Value (NAV) (Class A, B, C, I)	$9.95, $9.94, $9.94, $9.94

Distribution Rate (Class A, B, C, I)[5]	2.63%, 2.01%, 1.99%, 3.01%

SEC Yield (Class A, B, C, I)[6]	2.54%, 1.92%, 1.90%, 2.91%

PORTFOLIO ALLOCATION3 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT7

4   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

7   The chart compares the performance of the Wells Fargo Inflation-Protected Bond Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers U.S. Treasury Inflation Notes Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Intermediate Government Income Fund (the Fund) seeks current income, consistent with safety of principal.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Robert N. Daviduk, CFA

INCEPTION DATE

12/31/82

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (1.76)%1 for the six-month period ended November 30, 2003, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate U.S. Government Index2, which returned (1.27)% for the period. The Fund’s Class A shares distributed $0.27 per share in dividend income and no capital gains during the period.

The six-month period was difficult for fixed income investors. Interest rates saw their first sustained increase since early 2002, as the long awaited economic recovery gained momentum. Only two weeks into the period, the five-year U.S. Treasury note, a good proxy for this Fund, bottomed at 2.03%, then began its upward move to 3.35% by the end of the period.

In July, we began reducing the Fund’s holdings of mortgage-backed securities, as this sector had become overvalued relative to agency notes and U.S. Treasuries. However, the mortgage sector underperformed during the period as the market vacillated between prepayment fears and extension fears and the Fund’s position in mortgage-backed securities detracted from performance. At the same time, we increased the Fund’s allocation to agency securities.

We added two new sectors to the Fund’s portfolio during the period – asset-backed securities, such as securitized automotive or credit card receivables, and commercial mortgage-backed securities. By the end of the period, the Fund had increased its holdings in these AAA-rated securities to 8%. Both sectors performed well over the period, providing incremental yield for the Fund.

STRATEGIC OUTLOOK

Going forward, we expect interest rates to continue their upward movement; thus, we will be managing the Fund defensively. We expect to keep the duration close to where it has been, positioned slightly short compared to its peers. We also expect to manage the Fund’s holdings in the mortgage sector with a bias toward minimizing extension risk, utilizing such defensive products as hybrid adjustable rate mortgage securities. We will continue to watch for yield curve opportunities, while carefully monitoring interest rate increases.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

The views expressed are as of November 30, 2003, and are those of the Fund’s manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Intermediate Government Income Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Class A and Class B shares of the Wells Fargo Intermediate Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds and Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A shares sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 17, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance of the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements, and

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including sales charge				Excluding sales charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Intermediate Government Income Fund – Class A	(6.18)	(1.86)	4.21	4.89	(1.76)	2.77	5.18	5.38

Wells Fargo Intermediate Government Income Fund – Class B	(7.13)	(2.98)	4.05	4.59	(2.13)	2.02	4.39	4.59

Wells Fargo Intermediate Government Income Fund – Class C	(4.10)	0.06	4.18	4.48	(2.13)	2.07	4.39	4.59

Wells Fargo Intermediate Government Income Fund – Institutional Class					(1.64)	2.95	5.39	5.49

Benchmark

Lehman Brothers Intermediate U.S. Government Index[2]					(1.27)	3.37	6.10	6.28
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS3 (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	94%

Average Credit Quality[4]	AAA

Weighted Average Coupon	3.56%

Estimated Weighted Average Maturity	5.40 years

Estimated Average Duration	3.42 years

Net Asset Value (NAV) (Class A, B, C, I)	$11.22, $11.20, $11.18, $11.21

Distribution Rate[5] (Class A, B, C, I)	3.82%, 3.34%, 3.35%, 4.22%

SEC Yield[6] (Class A, B, C, I)	2.32%, 1.68%, 1.67%, 2.68%

PORTFOLIO ALLOCATION3 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT7

other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

2   The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.

3   Portfolio holdings and characteristics are subject to change.

4   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

7   The chart compares the performance of the Wells Fargo Intermediate Government Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO LIMITED TERM GOVERNMENT  INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Limited Term Government Income Fund (the Fund) seeks current income, while preserving capital.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Robert N. Daviduk, CFA

INCEPTION DATE

10/27/93

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (1.27)%1 for the six-month period ended November 30, 2003, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers 1-5 Year U.S. Government Index3, which returned 0.21%, and the Lehman Brothers Intermediate U.S. Government/Credit Index2, which returned (0.89)% for the period. The Fund’s Class A shares distributed $0.11 per share in dividend income and no capital gains during the period.

The period was a challenging one for fixed income investors. Interest rates saw their first sustained increase since early in 2002, as the long-awaited economic recovery gained momentum. Only two weeks into the period, the three-year U.S. Treasury note, a good proxy for this Fund, bottomed at 1.32%, then began its upward move to 2.55% by the end of the period.

In July, we began reducing the Fund’s holdings of mortgage-backed securities, as this sector had become overvalued relative to agency notes and U.S. Treasury securities. However, the mortgage sector underperformed during the period as the market vacillated between prepayment fears and extension fears and the Fund’s position in mortgage-backed securities detracted from performance. At the same time, we increased the Fund’s exposure to agency securities.

We added two new sectors to the Fund’s portfolio during the period – asset-backed securities, such as securitized automotive and credit card receivables, and commercial mortgage-backed securities. By the end of the period, we had increased the Fund’s position in these AAA-rated securities to 8%. Both sectors performed well over the period, providing incremental yield for the Fund.

STRATEGIC OUTLOOK

Going forward, we expect interest rates to continue their upward movement; thus, we plan to keep the Fund’s duration close to where it has been, positioned slightly short relative to the Fund’s peers. We expect to manage the mortgage sector with a bias toward minimizing extension risk, utilizing such defensive products as hybrid adjustable rate mortgage securities. We will continue to watch for yield curve opportunities while carefully monitoring interest rate increases.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

The views expressed are as of November 30, 2003, and are those of the Fund’s manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Limited Term Government Income Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Limited Term Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Short-Intermediate U.S. Government Income Fund (the accounting survivor of a merger of the Stagecoach Fund and the Norwest Advantage Limited Term Government Income Fund at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares of the Fund for periods prior to June 15, 1998, reflects the performance of the Fund’s Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to September 6, 1996, reflects the performance of the Class A shares of the Fund, adjusted to reflect Institutional Class expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

2   The Lehman Brothers Intermediate U.S. Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. It also

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including sales charge				Excluding sales charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Limited Term Government Income Fund – Class A	(5.71)	(2.40)	3.85	4.88	(1.27)	2.18	4.82	5.36

Wells Fargo Limited Term Government Income Fund – Class B	(6.64)	(3.59)	3.70	4.65	(1.64)	1.41	4.04	4.65

Wells Fargo Limited Term Government Income Fund – Institutional Class					(1.16)	2.49	5.06	5.50

Benchmarks

Lehman Brothers Intermediate U.S. Government/Credit Index[2]					(0.89)	5.66	6.55	6.58

Lehman Brothers 1-5 Year U.S. Government Index[3]					0.21	2.16	5.86	6.01
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[4] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	144%

Average Credit Quality[5]	AAA

Weighted Average Coupon	2.89%

Estimated Weighted Average Maturity	4.70 years

Estimated Average Duration	2.67 years

Net Asset Value (NAV) (Class A, B, I)	$10.17, $10.17, $9.97

Distribution Rate[6] (Class A, B, I)	2.10%, 1.44%, 2.50%

SEC Yield[7] (Class A, B, I)	1.89%, 1.24%, 2.23%

PORTFOLIO ALLOCATION4 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT8

contains all publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt in the one- to ten-year range. You cannot invest directly in an index.

3   The Lehman Brothers 1-5 Year U.S. Government Index is an unmanaged index composed of all publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 4.9 years are included. You cannot invest directly in an index.

The Fund has selected the Lehman Brothers 1-5 Year U.S. Government Index to replace the Lehman Brothers Intermediate U.S. Government/Credit Index going forward because the former is more representative of the Fund’s holdings.

4   Portfolio holdings and characteristics are subject to change.

5   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

6   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

7   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

8   The chart compares the performance of the Wells Fargo Limited Term Government Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government/Credit Index and the Lehman Brothers 1-5 Year U.S. Government Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUNDSM

INVESTMENT OBJECTIVE

The Wells Fargo Montgomery Short Duration Government Bond Fund (the Fund) seeks current income consistent with capital preservation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Marie Chandoha

William Stevens

Thomas O’Connor, CFA

INCEPTION DATE

12/18/92

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (0.25)%1 for the six-month period ended November 30, 2003, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers 1-3 Year Government Bond Index2, which returned 0.13% for the period. The Fund’s Class A shares distributed $0.07 per share in dividend income and no capital gains during the period.

The dramatic rise in yields over the six-month period helped drive the Fund’s performance. The Fund’s overweight holdings in selected 5-year and 7-year balloon and 10-year mortgage-backed securities were strong performers for the Fund, as their shorter final maturity limited their risks as interest rates rose. In contrast, the Fund’s holdings in short and intermediate sequential collateralized mortgage obligations underperformed.

In June, we focused on bonds that we believed would perform well if interest rates rose. When mortgage spreads widened in July, we added yield by increasing the Fund’s holdings of mortgage-backed securities. We increased our holdings of 5-year balloon mortgages in August, decreasing yield somewhat, but then sold them in October and purchased 7-year balloon mortgage securities at an attractive yield. We also reduced our holdings of well-structured collateralized mortgage securities early in the period due to their price appreciation, but then repurchased them later in the period at more attractive levels.

STRATEGIC OUTLOOK

We expect to continue to focus on mortgage-backed securities with predictable prepayment profiles that may perform well in different interest rate environments. We also expect to look for an opportunity to increase our holdings in unsecured agency debt and plan to maintain our strategy of seeking out the best relative value in short-term conservative bonds.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

The views expressed are as of November 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Montgomery Short Duration Government Bond Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Montgomery Short Duration Government Bond Fund for periods prior to June 9, 2003, reflects performance of the Class A, Class B, Class C and Class R shares, respectively, of the Montgomery Short Duration Government Bond Fund (the accounting survivor of a merger of the Montgomery Short Duration Government Bond Fund and the Wells Fargo Montgomery Short Duration Government Bond Fund), its predecessor fund, adjusted to reflect applicable sales charges. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the Wells Fargo Funds.

Performance shown for the Class A shares of the Fund prior to March 11, 1996, reflects the performance of the predecessor fund’s Class R shares, adjusted to reflect the Class’s fees and expenses. Performance shown for Class B and Class C shares of the Fund prior to May 31, 2002, reflects the performance of the predecessor fund’s Class R shares, adjusted to reflect each Class’s fees and expenses. Performance shown for the Institutional Class shares of the Fund prior to June 9, 2003, reflects the performance of the predecessor fund’s Class R shares.

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including sales charge				Excluding sales charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Montgomery Short Duration Government Bond Fund – Class A	(3.24)	(0.87)	4.42	5.26	(0.25)	2.19	5.06	5.58

Wells Fargo Montgomery Short Duration Government Bond Fund – Class B	(3.53)	(1.66)	4.71	5.42	(0.53)	1.34	4.71	5.42

Wells Fargo Montgomery Short Duration Government Bond Fund – Class C	(1.53)	0.38	4.72	5.42	(0.53)	1.38	4.72	5.42

Wells Fargo Montgomery Short Duration Government Bond Fund – Institutional Class					0.00	2.58	5.35	5.87

Benchmark

Lehman Brothers 1-3 Year Government Bond Index[2]					0.13	2.39	5.46	5.71
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	181%

Average Credit Quality[4]	AAA

Weighted Average Coupon	4.83

Estimated Weighted Average Life	2.34 years

Estimated Average Duration	1.70 years

Net Asset Value (NAV) (Class A, B, C, I)	$10.19, $10.20, $10.21, $10.21

Distribution Rate[5] (Class A, B, C, I)	2.04%, 1.35%, 1.35%, 2.39%

SEC Yield[6] (Class A, B, C, I)	2.23%, 1.56%, 1.56%, 2.61%

PORTFOLIO ALLOCATION[3] (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT7

For Class A shares, the maximum front-end sales charge is 3.00%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 3.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

2   The Lehman Brothers 1-3 Year Government Bond Index is composed of publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with maturities between one year and 2.9 years are included in the Index. You cannot invest directly in an index.

3   Portfolio holdings and characteristics are subject to change.

4   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

7   The chart compares the performance of the Wells Fargo Montgomery Short Duration Government Bond Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers 1-3 Year Government Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO MONTGOMERY TOTAL RETURN  BOND FUNDSM

INVESTMENT OBJECTIVE

The Wells Fargo Montgomery Total Return Bond Fund (the Fund) seeks total return consisting of both income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

William Stevens

Marie Chandoha

Thomas O’Connor, CFA

INCEPTION DATE

6/30/97

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (1.11)%,1 excluding sales charges, for the six-month period ended November 30, 2003, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index2 (the Index), which returned (1.04)%. The Fund’s Class A shares distributed $0.14 in dividend income and no capital gains during the period.

Security selection was the primary driver of the Fund’s overall performance, contributing to the Fund’s high turnover. Our security selection decisions are small and frequent. In mortgages, 5-year balloons and 10-year and 20-year final mortgages contributed to performance because of their relative stability in a volatile interest rate environment. We sold many of our most stable, prepayment-protected collateralized mortgage securities (PAC bonds) early in the period and replaced them later at wider spreads.

In corporate bonds, the Fund’s overweight positions in automotive, telecommunications, and cable media all helped performance, while the Fund’s underweight in utilities detracted from performance. We captured some significant relative value moves by being overweight in General Motors and Ford, and being underweight in Daimler Chrysler at different times during the period. A short-term flight to the liquidity of the U.S. Treasury market caused names like General Electric, Sallie Mae, and American Express to widen to very attractive spreads, which proved to be a good trading opportunity in July. The incremental value proved to be short-lived and we sold those securities less than one month later. Our investment process was a significant factor affecting Fund performance as we tend to take less risk relative to the high-grade bond market than many of our peers. In a period of significant outperformance by higher risk securities, our conservative style proved to be a headwind, just as it was a tailwind in 2002.

The effective duration of the Fund’s portfolio has shifted by about three-quarters of a year since the beginning of the reporting period. This has not been a strategic shift based on higher rates, but rather, a change in the duration of the high-grade bond market. While the Fund’s individual holding of securities changed significantly during the period, the overall risk characteristics did not.

STRATEGIC OUTLOOK

We will continue to watch interest rates as the economic recovery unfolds, seeking opportunities for the Fund. Despite thinking the mortgage sector as a whole is overvalued, we are finding opportunities in securities with higher coupons and shorter maturities. In corporate bonds, we expect the market to be more challenging, and expect to add value name-by-name rather than in significant sector or industry bets.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains. Investing in foreign debt obligations entails additional risks, including those related to regulatory, market or economic developments, foreign taxation and less stringent investor protection and disclosure standards.

The views expressed are as of November 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Montgomery Total Return Bond Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Class A, Class B, Class C, Institutional Class and Select Class shares of the Wells Fargo Montgomery Total Return Bond Fund for periods prior to June 9, 2003, reflects the performance of the Class A, Class B, Class C, Class R and I-Class shares, respectively, of the Montgomery Total Return Bond Fund (the accounting survivor of a merger of the Montgomery Total Return Bond Fund and the Wells Fargo Montgomery Total Return Bond Fund), its predecessor fund, adjusted to reflect applicable sales charges. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the Wells Fargo Funds. Performance for the Class A, Class B and Class C shares of the Fund for periods prior to October 31, 2001, reflects the performance of the predecessor fund’s Class R shares, adjusted to reflect each Class’s fees and expenses. Performance shown for the Select Class shares of the Fund for periods prior to October 31, 2001, reflects the

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including sales charge				Excluding sales charge
	6-Month*	1-Year	5-Year	Life of Fund	6-Month*	1-Year	5-Year	Life of Fund

Wells Fargo Montgomery Total Return Bond Fund – Class A	(5.56)	0.73	5.75	6.68	(1.11)	5.47	6.73	7.45

Wells Fargo Montgomery Total Return Bond Fund – Class B	(6.41)	(0.50)	6.08	7.21	(1.41)	4.50	6.39	7.21

Wells Fargo Montgomery Total Return Bond Fund – Class C	(3.39)	2.46	6.03	6.90	(1.42)	4.49	6.25	7.07

Wells Fargo Montgomery Total Return Bond Fund – Institutional Class					(0.91)	5.63	6.81	7.55

Wells Fargo Montgomery Total Return Bond Fund – Select Class					(0.71)	5.68	6.91	7.63

Benchmark

Lehman Brothers Aggregate Bond Index[2]					(1.04)	5.18	6.47	7.36
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	334%

Average Credit Quality[4]	AAA

Weighted Average Coupon	5.91

Estimated Weighted Average Life	7.10 years

Estimated Average Duration	4.58 years

Net Asset Value (NAV) (Class A, B, C, I and Select)	$12.55, $12.57, $12.50, $12.34, $12.35

Distribution Rate[5] (Class A, B, C, I and Select)	2.89%, 2.27%, 2.25%, 3.29%, 3.57%

SEC Yield[6] (Class A, B, C, I and Select)	3.06%, 2.45%, 2.43%, 3.40%, 3.67%

PORTFOLIO ALLOCATION3 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT7

performance of the predecessor fund’s Class R shares, and includes expenses that are not applicable to the Select Class shares. Performance shown for the Institutional Class shares of the Fund for periods prior to June 9, 2003, reflects the performance of the predecessor fund’s Class R shares.

For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class and Select Class shares are sold without sales charges.

2   The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

3   Portfolio holdings and characteristics are subject to change.

4   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

7   The chart compares the performance of the Wells Fargo Montgomery Total Return Bond Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO STABLE INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Stable Income Fund (the Fund) seeks stability of principal while providing lower volatility total return.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Galliard Capital Management, Inc.

FUND MANAGER

John Huber, CFA

INCEPTION DATE

11/11/94

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 0.09%1 for the six-month period ended November 30, 2003, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Short Treasury 9-12 Months Index2, which returned 0.52% during the period. The Fund’s Class A shares distributed $0.09 per share in dividend income and no capital gains during the period.

Interest rates rose significantly during the period as the fixed income market focused on improving earnings. Mortgage-backed securities underperformed, as the volatile interest rate environment and fluctuating prepayment levels impacted total returns. However, the Fund’s emphasis on well-protected mortgage-backed securities contributed positive performance to the Fund.

The Fund’s allocation to the corporate and asset-backed sectors contributed to the Fund’s performance during the period, as these sectors outperformed U.S. Treasury securities. More specifically, the Fund’s continued focus on undervalued A – BBB-rated corporate securities benefited shareholders as credit spreads continued to collapse. The Fund’s investment strategy continued to overweight higher yielding securities while emphasizing risk control and cash flow stability. The steepening yield curve negatively impacted the Fund, which exhibits a more laddered maturity structure than its benchmark and was a major reason for the Fund’s underperformance relative to its benchmark.

Additions to the Fund’s portfolio were funded primarily through asset growth and Fund income and were split among all sectors of the fixed income market. The majority of new investments were made into the structured product market, with approximately 15% of new purchases directed toward the corporate market. The Fund continued to emphasize floating rate instruments, exhibiting a 30/70 fixed/floating coupon mix versus a 75/25 ratio just one year ago.

STRATEGIC OUTLOOK

Until economic fundamentals tangibly improve, we remain cautious on the overall market. That said, interest rates could move higher in the next 12 to 24 months if market expectations prove correct and the economy picks up.

We expect to continue to overweight the non-Treasury sectors, given our income-based strategy. We believe that opportunities may present themselves across each sub-sector of the fixed income market, and we expect to actively position the Fund to take advantage of those opportunities. Specifically, we believe that the corporate market is less compelling given the spread tightening that has occurred and we will look to manage our corporate exposure selectively. In addition, treasury inflation-protected securities will continue to be an important part of the Fund’s long-term strategy.

The views expressed are as of November 30, 2003, and are those of the Fund’s manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Stable Income Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to May 2, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges and expenses. Performance shown for Class B shares for periods prior to May 17, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. Performance shown for Class C shares for periods prior to June 30, 2003, reflects the performance of the Class A shares of the Fund, adjusted to reflect the Class C sales charges and expenses. For Class A shares, the maximum front-end sales charge is 2.00%. The maximum contingent-deferred sales charge for Class B shares is 1.50%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

2   The Lehman Brothers Short Treasury 9-12 Months Index is an unmanaged index of short-term U.S. Treasuries maturing in 9 to 12 months, including bills, notes and bonds. U.S. Treasuries are backed by the full faith and credit of the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value. The Fund invests in a wide range of securities, including those that are not reflected in the Lehman Brothers Short Treasury 9-12 Months Index or backed by the full faith and credit of the U.S. Government. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including sales charge				Excluding sales charge
	6-Month*	1-Year	5-Year	Life of Fund	6-Month*	1-Year	5-Year	Life of Fund

Wells Fargo Stable Income Fund – Class A	(1.91)	(0.29)	3.66	4.88	0.09	1.75	4.08	5.11

Wells Fargo Stable Income Fund – Class B	(1.87)	(0.49)	3.30	4.31	(0.37)	1.01	3.30	4.31

Wells Fargo Stable Income Fund – Class C	(1.28)	(0.02)	3.22	4.17	(0.28)	0.98	3.22	4.17

Wells Fargo Stable Income Fund – Institutional Class					0.21	1.98	4.26	5.21

Benchmark

Lehman Brothers Short Treasury 9-12 Months Index[2]					0.52	1.48	4.20	5.47
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3] (AS OF NOVEMBER 30, 2003

Portfolio Turnover	46%

Average Credit Quality[4]	AA1

Weighted Average Coupon	3.16%

Estimated Weighted Average Maturity	2.22 years

Estimated Average Duration	0.09 years

Net Asset Value (NAV) (Class A, B, C, I)	$10.36, $10.34, $10.33, $10.36

Distribution Rate[5] (Class A, B, C, I)	1.18%, 0.55%, 0.62%, 1.44%

SEC Yield[6] (Class A, B, C, I)	1.37%, 0.66%, 0.67%, 1.67%

PORTFOLIO ALLOCATION7 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT8

3   Portfolio characteristics are subject to change.

4   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5   The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

7   The Fund invests exclusively in a Wells Fargo Master Portfolio. This chart represents the portfolio allocations of the master portfolio in which it invests. Portfolio holdings are subject to change. See Notes to the Financial Statements for a discussion of the master portfolio.

8   The chart compares the performance of the Wells Fargo Stable Income Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers Short Treasury 9-12 Months Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

WELLS FARGO INCOME FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO TACTICAL MATURITY BOND FUND

INVESTMENT OBJECTIVE

The Wells Fargo Tactical Maturity Bond Fund (the Fund) seeks to produce a positive total return each calendar year.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

William Giese, CFA

Jay H. Strohmaier

INCEPTION DATE

6/1/97

PERFORMANCE HIGHLIGHTS

The Fund returned (1.88)1 for the six-month period ended November 30, 2003, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index2 (the Index), which returned (1.04)% over the same period. The Fund distributed $0.07 per share in dividend income and no capital gains during the period.

The sharp swings in long-term bond prices were the primary driver of the Fund’s performance over the period. We sold long U.S. Treasury bonds to protect principal during the plunge in bond prices, which fell sharply in June and July. At the beginning of June, the Fund had about 42% of its assets invested in long U.S. Treasury bonds, with the portfolio’s duration at 6.3 years. By the end of July only about 2% of the portfolio was invested in long U.S. Treasury bonds, and we had reduced the Fund’s duration to about 1 1/2 years.

After stabilizing in August, bond prices rallied through September and longer bonds noticeably outperformed. The volatility-controlling attributes of short maturities once again contributed to the Fund’s performance as rising interest rates sent most bond prices lower during October and November. We invested in a variety of short maturity (1 1/2 – 2 year) U.S. Treasury and agency issues as we sought to improve the Fund’s yield. The period was challenging, as corporate and mortgage bonds in the Aggregate benchmark generally outperformed the U.S. Government securities that the Fund emphasizes, as improving economic data led to steadily narrower yield spreads.

STRATEGIC OUTLOOK

We believe that the Fund’s annual January rebalancing should position it to profit from any sustained trends in bond prices next year. If prices rise during 2004, long U.S. Treasury securities will likely be added to the Fund’s portfolio as we seek to increase the Fund’s appreciation potential. On the other hand, we believe that the Fund’s ability to significantly shorten duration and potentially control losses could enable it to outperform if, as many investors expect, interest rates rise and send bond prices lower.

The views expressed are as of November 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Tactical Maturity Bond Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Fund’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

Performance shown in the average annual total return table for the Institutional Class shares of the Wells Fargo Tactical Maturity Bond Fund for periods prior to November 28, 2001, reflects the performance of the Wells Fargo Tactical Maturity Bond Master Portfolio, a master portfolio in which the Fund invests, adjusted to reflect the fees and expenses of the Fund. The Wells Fargo Tactical Maturity Bond Master Portfolio, which incepted on June 1, 1997, has a substantially identical investment objective and investment strategy as the Fund.

PERFORMANCE HIGHLIGHTS	WELLS FARGO INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Excluding sales charge
	6-Month*	1-Year	5-Year	Life of Fund

Wells Fargo Tactical Maturity Bond Fund – Institutional Class	(1.88)	0.04	3.09	6.29

Benchmark

Lehman Brothers Aggregate Bond Index[2]	(1.04)	5.18	6.47	7.45
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	107%

Weighted Average Coupon	1.07%

Estimated Weighted Average Maturity	1.13 years

Estimated Average Duration	0.69 years

Net Asset Value (NAV)	$9.59

Distribution Rate[4] (Class I)	0.87%

SEC Yield[5] (Class I)	1.05%

PORTFOLIO ALLOCATION6 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT7

2 The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

3 Portfolio characteristics are subject to change.

4 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

5 SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

6 The Fund invests exclusively in a Wells Fargo Master Portfolio. This chart represents the composite of the portfolio allocations of the master portfolio in which the Fund invests. Portfolio holdings are subject to change. See Notes to the Financial Statements for a discussion of the master portfolio.

7 The chart compares the performance of the Wells Fargo Tactical Maturity Bond Fund Institutional Class shares for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO DIVERSIFIED BOND FUND

Face/ Share Amount	Security Description	Value

N/A	Wells Fargo Managed Fixed Income Portfolio	$139,575,878

N/A	Wells Fargo Strategic Value Bond Portfolio	46,647,963

N/A	Wells Fargo Tactical Maturity Bond Portfolio	93,201,667

Total Investment In Master Portfolios – (Cost $273,387,670)		279,425,508

Total Investments in Securities (Cost $273,387,670)*	100.07%	$279,425,508

Other Assets and Liabilities, Net	(0.07)	(197,197)

Total Net Assets	100.00%	$279,228,311

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Corporate Bonds & Notes – 87.75%

Agricultural Services – 0.17%

$145,000	Hines Nurseries Incorporated^	10.25%	10/01/11	$156,963

275,000	Seminis Incorporated^	10.25	10/01/13	291,844

				448,807

Amusement & Recreation Services – 2.57%

300,000	AMC Entertainment Incorporated	9.50	03/15/09	309,000

865,000	AMC Entertainment Incorporated	9.50	02/01/11	908,250

1,250,000	Cinemark USA Incorporated Series B	8.50	08/01/08	1,306,250

250,000	Golfsmith International Incorporated	8.38	10/15/09	207,813

830,000	Hard Rock Hotel Incorporated^	8.88	06/01/13	875,650

205,000	Intrawest Corporation	10.50	02/01/10	226,013

1,170,000	Park Place Entertainment Corporation	7.88	03/15/10	1,278,225

75,000	Park Place Entertainment Corporation	7.00	04/15/13	78,938

800,000	Speedway Motorsports Incorporated	6.75	06/01/13	820,000

800,000	Town Sports International	9.63	04/15/11	856,000

				6,866,139

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.95%

2,900,000	Levi Strauss & Company	7.00	11/01/06	2,001,000

700,000	Levi Strauss & Company	11.63	01/15/08	526,750

				2,527,750

Apparel & Accessory Stores – 1.92%

2,653,000	Gap Incorporated	6.90	09/15/07	2,928,249

1,000,000	Gap Incorporated	10.55	12/15/08	1,233,750

1,000,000	Payless Shoesource Incorporated^	8.25	08/01/13	963,750

				5,125,749

Automotive Dealers & Gasoline Service Stations – 0.75%

700,000	Asbury Automotive Group Incorporated	9.00	06/15/12	736,750

465,000	Group 1 Automotive Incorporated^	8.25	08/15/13	491,738

15,000	Neff Corporation	10.25	06/01/08	9,975

725,000	Sonic Automotive Incorporated^	8.63	08/15/13	763,063

				2,001,526

Automotive Repair, Services & Parking – 2.15%

110,000	Alliance Laundry Systems LLC Series B^	9.63	05/01/08	112,750

400,000	Meritor Automotive Incorporated	6.80	02/15/09	406,000

600,000	Nationsrent Incorporated^	9.50	10/15/10	627,000

1,200,000	United Rentals Incorporated Series B	9.25	01/15/09	1,257,000

690,000	United Rentals Incorporated Series B	9.00	04/01/09	722,775

1,650,000	United Rentals National Incorporated^	7.75	11/15/13	1,645,875

850,000	United Rentals North America Incorporated Series B	10.75	04/15/08	949,875

				5,721,275

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Building Construction – General Contractors & Operative Builders – 2.00%

$750,000	Atrium Companies Incorporated Series B	10.50%	05/01/09	$795,938

705,000	Beazer Homes USA Incorporated	8.38	04/15/12	775,500

1,275,000	Juno Lighting Incorporated	11.88	07/01/09	1,388,156

195,000	K Hovnanian Enterprises Incorporated^	7.75	05/15/13	205,481

550,000	Nortek Holdings Incorporated^≤	9.34	05/15/11	390,500

135,000	Nortek Holdings Incorporated Series B	9.13	09/01/07	139,050

65,000	Nortek Holdings Incorporated Series B	8.88	08/01/08	67,600

1,425,000	WCI Communities Incorporated	9.13	05/01/12	1,560,375

				5,322,600

Building Materials, Hardware, Garden Supply & Mobile Home Dealers – 0.04%

100,000	Building Materials Corporation of America Series B	8.63	12/15/06	101,625

Business Services – 3.70%

685,000	Advanstar Communications Incorporated^	10.75	08/15/10	724,388

245,000	Electronic Data Systems Corporation^	6.00	08/01/13	236,253

896,000	Infousa Incorporated	9.50	06/15/08	932,960

1,000,000	Oakhill Security Fund II Series B1-A^	8.57	10/15/06	1,056,250

3,420,000	Sitel Corporation	9.25	03/15/06	3,249,000

1,750,000	Vertis Incorporated	13.50	12/07/09	1,636,250

500,000	Vertis Incorporated^	9.75	04/01/09	535,000

1,450,000	Vertis Incorporated Series B	10.88	06/15/09	1,486,250

				9,856,351

Chemicals & Allied Products – 1.00%

1,000,000	Allied Waste North America^	6.50	11/15/10	1,002,500

725,000	Millennium America Incorporated	7.00	11/15/06	725,000

450,000	Nalco Company^	8.88	11/15/13	468,000

450,000	Nalco Company^	7.75	11/15/11	469,125

				2,664,625

Communications – 5.76%

400,000	Advanstar Communications Incorporated±^	8.68	08/15/08	415,000

375,000	Alaska Communications Systems Holdings Incorporated	9.38	05/15/09	376,875

550,000	Alaska Communications Systems Holdings Incorporated^	9.88	08/15/11	577,500

140,000	American Media Operation Incorporated	8.88	01/15/11	149,800

690,000	British Sky Broadcasting plc	8.20	07/15/09	809,622

1,050,000	DirecTV Holdings LLC	8.38	03/15/13	1,187,813

500,000	Emmis Communications Corporation Series B	8.13	03/15/09	525,000

550,000	Garden State Newspapers Incorporated	8.63	07/01/11	580,250

2,996,000	Garden State Newspapers Incorporated Series B	8.75	10/01/09	3,089,625

2,000,000	Lin Television Corporation^	6.50	05/15/13	1,975,000

1,000,000	Lodgenet Entertainment Corporation	9.50	06/15/13	1,087,500

105,000	Sinclair Broadcast Group Incorporated	8.75	12/15/11	115,500

870,000	Sinclair Broadcast Group Incorporated	8.00	03/15/12	928,725

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Communications (continued)

$2,075,000	Sprint Capital Corporation	8.38%	03/15/2012	$2,356,144

1,075,000	Time Warner Incorporated	6.88	05/01/2012	1,195,425

				15,369,779

Depository Institutions – 2.17%

3,000,000	Capital One Bank	6.50	06/13/2013	3,126,558

1,540,000	Capital One Financial Corporation	7.25	05/01/2006	1,651,119

1,000,000	Chevy Chase Bank FSB	6.88	12/01/2013	1,010,000

				5,787,677

Eating & Drinking Places – 4.90%

2,745,000	Buffets Incorporated	11.25	07/15/2010	2,947,444

28,000	CKE Restaurants Incorporated	4.25	03/15/2004	27,615

4,525,000	CKE Restaurants Incorporated	9.13	05/01/2009	4,615,500

2,113,000	Denny’s Corporation	11.25	01/15/2008	1,457,970

1,300,000	Denny’s Holdings Incorporated	12.75	09/30/2007	1,339,000

500,000	Jack In The Box Incorporated	8.38	04/15/2008	515,000

175,000	NE Restaurant Company Incorporated	10.75	07/15/2008	152,250

715,000	Perkins Family Restaurants LP Series B	10.13	12/15/2007	718,575

1,655,000	Sbarro Incorporated	11.00	09/15/2009	1,282,625

				13,055,979

Electric, Gas & Sanitary Services – 3.28%

490,000	Allied Waste North America	7.88	04/15/2013	524,300

5,565,000	Allied Waste North America Series B	10.00	08/01/2009	6,010,200

1,550,000	Integrated Electric Services Incorporated Series B	9.38	02/01/2009	1,635,250

540,000	Integrated Electric Services Incorporated Series C	9.38	02/01/2009	569,700

				8,739,450

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 0.04%

50,000	Rayovac Corporation^	8.50	10/01/2013	52,000

60,000	Wesco Distribution Incorporated Series B	9.13	06/01/2008	60,825

				112,825

Engineering, Accounting, Research Management & Related Services – 1.07%

308,000	Foster Wheeler Limited Liability Corporation	6.75	11/15/2005	183,260

780,000	URS Corporation	11.50	09/15/2009	879,450

1,700,000	URS Corporation Series B	12.25	05/01/2009	1,802,000

				2,864,710

Food & Kindred Products – 3.01%

750,000	Dean Foods Company	6.63	05/15/2009	783,750

3,050,000	Del Monte Corporation^	8.63	12/15/2012	3,324,500

610,000	Delhaize America Incorporated	8.13	04/15/2011	698,450

700,000	Doane Pet Care Company	9.75	05/15/2007	595,000

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Food & Kindred Products (continued)

$1,755,000	Dole Foods Company Incorporated	7.25%	06/15/2010	$1,783,519

285,000	Mrs. Fields Original Cookies Series B	10.13	12/01/2004	142,500

650,000	Smithfield Foods Incorporated Series B	7.75	05/15/2013	706,875

				8,034,594

Food Stores – 1.66%

1,065,000	Carrols Corporation	9.50	12/01/2008	1,059,675

850,000	Domino’s Incorporated^	8.25	07/01/2011	895,688

1,900,000	O’Charleys Incorporated^	9.00	11/01/2013	1,904,750

200,000	Stater Brothers Holdings	10.75	08/15/2006	210,500

305,000	Yum! Brands Incorporated	8.88	04/15/2011	367,525

				4,438,138

Furniture & Fixtures – 0.33%

155,000	Interface Incorporated Series B	9.50	11/15/2005	150,350

110,000	O’Sullivan Industries Incorporated^	10.63	10/01/2008	108,488

795,653	O’Sullivan Industries Incorporated Series B	13.38	10/15/2009	624,588

				883,426

General Merchandise Stores – 1.57%

1,650,000	JC Penny Company Incorporated	7.40	04/01/2037	1,773,750

500,000	Saks Incorporated	7.25	12/01/2004	521,875

1,725,000	Saks Incorporated	7.50	12/01/2010	1,888,875

				4,184,500

Health Services – 0.94%

1,000,000	Kinetic Concepts Incorporated^	7.38	05/15/2013	1,025,000

1,300,000	Prime Medical Services Incorporated	8.75	04/01/2008	1,248,000

225,000	Universal Hospital Services Incorporated^	10.13	11/01/2011	232,875

				2,505,875

Holding & Other Investment Offices – 1.92%

545,000	IOS Capital LLC	7.25	06/30/2008	547,725

2,150,000	PCA Finance Corporation	11.88	08/01/2009	2,348,875

1,400,000	Penhall International Corporation	12.00	08/01/2006	1,302,000

875,000	Sheridan Acquisition Corporation^	10.25	08/15/2011	923,125

				5,121,725

Home Furniture, Furnishings & Equipment Stores – 1.14%

800,000	Congoleum Corporation	8.63	08/01/2008	484,000

2,450,000	Fedders North America Incorporated	9.38	08/15/2007	2,459,188

100,000	Norcraft Finance Corporation^	9.00	11/01/2011	105,500

				3,048,688

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Hotels, Rooming Houses, Camps & Other Lodge Places – 6.33%

$2,025,000	Aztar Corporation	9.00%	08/15/2011	$2,202,188

343,000	Host Marriott Corporation Series A	7.88	08/01/2005	352,011

4,760,000	Host Marriott Corporation Series B	7.88	08/01/2008	4,914,700

300,000	Mandalay Resort Group^	6.50	07/31/2009	308,250

1,725,000	Mandalay Resort Group^	6.38	12/15/2011	1,718,531

200,000	Meristar Hospitality Corporation	9.13	01/15/2011	209,500

2,480,000	MGM Mirage	8.38	02/01/2011	2,771,400

1,450,000	MGM Mirage	6.00	10/01/2009	1,469,938

1,310,000	Prime Hospitality Corporation Series B	8.38	05/01/2012	1,329,650

1,435,000	Starwood Hotels & Resorts Worldwide Incorporated	7.88	05/01/2012	1,591,056

				16,867,224

Industrial & Commercial Machinery & Computer Equipment – 0.86%

850,000	Columbus McKinnon Corporation NY	8.50	04/01/2008	790,500

985,000	Columbus McKinnon Corporation NY^	10.00	08/01/2010	1,044,100

460,000	Dayton Superior Corporation^	10.75	09/15/2008	469,775

				2,304,375

Lumber & Wood Products, Except Furniture – 0.04%

100,000	Koppers Incorporated^	9.88	10/15/2013	108,500

Machinery – 0.81%

1,605,000	JLG Industries Incorporated	8.38	06/15/2012	1,617,038

500,000	JLG Industries Incorporated	8.25	05/01/2008	530,000

				2,147,038

Metal Mining – 0.71%

2,015,000	Usec Incorporated	6.63	01/20/2006	1,894,100

Miscellaneous Manufacturing Industries – 6.38%

900,000	Avondale Mills Incorporated	10.25	07/01/2013	603,000

3,430,000	Bombardier Incorporated Series^	6.75	05/01/2012	3,704,400

1,070,000	Building Materials Corporation of America Series B	7.75	07/15/2005	1,095,413

900,000	Building Materials Corporation of America Series B	8.00	10/15/2007	892,125

832,000	Crown Cork & Seal Finance plc	7.00	12/15/2006	844,480

231,000	Grey Wolf Incorporated	8.88	07/01/2007	236,198

750,000	Hexcel Corporation	9.88	10/01/2008	836,250

500,000	Imco Recycling Incorporated^	10.38	10/15/2010	470,000

685,000	Jacuzzi Brands Incorporated^	9.63	07/01/2010	746,650

565,000	Owens-Brockway	7.75	05/15/2011	593,250

5,310,000	Owens-Illinois Incorporated	7.50	05/15/2010	5,283,450

200,000	Prestolite Electric Incorporated	9.63	02/01/2008	203,000

245,000	Reddy Ice Group Incorporated^	8.88	08/01/2011	258,475

350,000	Tenneco Automotive Incorporated Series B	10.25	07/15/2013	397,250

805,000	Visteon Corporation	8.25	08/01/2010	851,932

				17,015,873

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Miscellaneous Retail – 4.15%

$830,000	Dillard’s Incorporated AR	7.85%	10/01/2012	$864,238

2,915,000	Dillard’s Incorporated AR	7.38	06/01/2006	3,042,531

1,364,000	Elizabeth Arden Incorporated Series B	11.75	02/01/2011	1,580,535

100,000	Keystone Automotive Operations^	9.75	11/01/2013	105,625

700,000	Nebraska Book Company Incorporated	8.75	02/15/2008	717,500

1,125,000	Pep Boys – Many Moe & Jack Series MTNB	6.92	07/07/2006	1,127,813

660,000	Remington Arms Company Incorporated	10.50	02/01/2011	686,400

2,105,000	Toys R Us Incorporated	7.63	08/01/2011	2,229,753

200,000	Toys R Us Incorporated	7.88	04/15/2013	212,981

500,000	Toys R Us Incorporated	7.38	10/15/2018	493,447

				11,060,823

Motion Pictures – 0.40%

570,000	Muzak Finance Corporation LLC	10.00	02/15/2009	597,075

552,000	Muzak Finance Corporation LLC≤	16.23	03/15/2010	463,680

				1,060,755

Non-Depository Credit Institutions – 1.96%

3,510,000	Ford Motor Credit Company	7.25	10/25/2011	3,655,781

1,635,000	H&E Equipment Services Limited Liability Corporation/H&E Finance Corporation	11.13	06/15/2012	1,569,600

				5,225,381

Nonclassifiable Establishments – 0.46%

1,130,000	Interline Brands Incorporated^	11.50	05/15/2011	1,228,875

Oil & Gas Extraction – 0.76%

475,000	Nuevo Energy Company Series B	9.38	10/01/2010	522,500

300,000	Tom Brown Incorporated	7.25	09/15/2013	312,000

120,000	Universal Compression Incorporated	7.25	05/15/2010	124,200

832,000	Wiser Oil Company	9.50	05/15/2007	802,880

10,000	XTO Energy Incorporated	7.50	04/15/2012	11,350

240,000	XTO Energy Incorporated	6.25	04/15/2013	253,200

				2,026,130

Paper & Allied Products – 2.68%

675,000	Abitibi-Consolidated Incorporated	6.00	06/20/2013	629,782

1,670,000	AEP Industries Incorporated	9.88	11/15/2007	1,661,650

655,000	Constar International Incorporated	11.00	12/01/2012	527,274

1,215,000	Fort James Corporation	6.63	09/15/2004	1,245,375

630,000	Graham Packaging Company Incorporated Series B^	8.75	01/15/2008	650,475

950,000	Graham Packaging Company Incorporated Series B	10.75	01/15/2009	980,875

665,000	Radnor Holdings Corporation^	11.00	03/15/2010	606,813

300,000	Tekni Plex Incorporated^	8.75	11/15/2013	306,750

500,000	Tekni Plex Incorporated Series B	12.75	06/15/2010	533,125

				7,142,119

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Personal Services – 0.31%

$330,000	Mobile Mini Incorporated^	9.50%	07/01/2013	$358,463

250,000	Neighborcare Incorporated^	6.88	11/15/2013	251,875

200,000	Service Corporation International	6.88	10/01/2007	204,000

				814,338

Petroleum Refining & Related Industries – 0.33%

235,000	Chesapeake Energy Corporation	9.00	08/15/2012	269,075

290,000	Chesapeake Energy Corporation Series B	8.50	03/15/2012	308,125

275,000	Giant Industries Incorporated	9.00	09/01/2007	276,375

25,000	Giant Industries Incorporated	11.00	05/15/2012	26,625

				880,200

Pipelines, Except Natural Gas – 0.91%

785,000	El Paso Energy Partners LP / El Paso Energy Partners Finance Corporation Series B	8.50	06/01/2011	855,650

750,000	Gulfterra Energy Partners Limited Partnership	6.25	06/01/2010	753,750

300,000	Gulfterra Energy Partners Limited Partnership Series B	8.50	06/01/2010	327,000

450,000	Transmontaigne Incorporated^	9.13	06/01/2010	482,625

				2,419,025

Primary Metal Industries – 0.57%

970,000	Euramax International Incorporated^	8.50	08/15/2011	1,028,200

450,000	Ipsco Incorporated^	8.75	06/01/2013	486,000

				1,514,200

Printing, Publishing & Allied Industries – 5.31%

740,000	American Color Graphics Incorporated^	10.00	06/15/2010	751,100

765,000	American Greetings Corporation	6.10	08/01/2028	787,950

1,055,000	American Greetings Corporation	11.75	07/15/2008	1,223,800

435,000	American Media Operation Series B	10.25	05/01/2009	463,274

670,000	Dex Media West LLC/Dex Media Finance Company^	9.88	08/15/2013	760,450

545,000	Houghton Mifflin Company	9.88	02/01/2013	583,150

725,000	Houghton Mifflin Company^≤	10.94	10/15/2013	440,437

1,230,000	Mail Well I Corporation	9.63	03/15/2012	1,346,850

1,650,000	Medianews Group Incorporated^	6.88	10/01/2013	1,639,687

198,592	Merrill Corporation Series A±	12.00	05/01/2009	148,943

959,024	Merrill Corporation Series B±	12.00	05/01/2009	719,267

2,480,000	Primedia Incorporated	7.63	04/01/2008	2,467,600

150,000	Primedia Incorporated	8.88	05/15/2011	155,250

2,635,000	Primedia Incorporated^	8.00	05/15/2013	2,654,762

				14,142,520

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.75%

500,000	JP Morgan Chase & Company	5.75	01/02/2013	523,254

6,672,600	JP Morgan HYDI^	8.00	06/20/2008	6,806,051

				7,329,305

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Stone, Clay, Glass & Concrete Products – 0.35%

$400,000	Crown Cork And Seal	8.00%	04/15/2023	$362,000

500,000	Texas Industries Incorporated^	10.25	06/15/2011	562,500

				924,500

Textile Mill Products – 0.67%

500,000	Collins & Aikman Floor Cover Series B	9.75	02/15/2010	540,000

2,140,000	Dan River Incorporated^	12.75	04/15/2009	620,600

235,000	Interface Incorporated	7.30	04/01/2008	222,074

450,000	Unifi Incorporated Series B	6.50	02/01/2008	393,750

				1,776,424

Tobacco Products – 1.27%

2,410,000	Altria Group Incorporated	7.65	07/01/2008	2,619,767

350,000	RJ Reynolds Tobacco Holdings Incorporated	7.25	06/01/2012	341,250

400,000	RJ Reynolds Tobacco Holdings Incorporated Series B	7.75	05/15/2006	419,000

				3,380,017

Transportation By Air – 0.86%

200,000	Delta Air Lines	7.70	12/15/2005	184,000

2,635,000	Evergreen International Aviation Incorporated^	12.00	05/15/2010	2,108,000

				2,292,000

Transportation Equipment – 5.33%

1,000,000	Advanced Accessory Systems^	10.75	06/15/2011	1,080,000

655,000	Collins & Aikman Corporation	10.75	12/31/2011	589,500

150,000	Collins & Aikman Products	11.50	04/15/2006	124,687

1,465,000	Dana Corporation	9.00	08/15/2011	1,662,774

65,000	Dana Corporation	10.13	03/15/2010	74,424

2,250,000	Dura Operating Corporation Series D	9.00	05/01/2009	2,081,250

490,000	Eagle Picher Industries Incorporated^	9.75	09/01/2013	520,624

4,000,000	General Motors Corporation	7.13	07/15/2013	4,208,346

1,470,000	Orbital Sciences Corporation Series B	9.00	07/15/2011	1,580,250

1,505,000	Titan International Incorporated/Illinois	8.75	04/01/2007	933,100

1,010,000	TRW Automotive Incorporated^	11.00	02/15/2013	1,184,224

160,000	TRW Automotive Incorporated^	9.38	02/15/2013	180,800

				14,219,979

Transportation Services – 0.10%

250,000	Williams Scotsman Incorporated^	10.00	08/15/2008	271,250

Water Transportation – 0.19%

500,000	OMI Corporation^	7.63	12/01/2013	502,500

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Wholesale Trade – Durable Goods – 0.22%

$253,000	Affinity Group Holdings Incorporated	11.00%	04/01/2007	$261,855

295,000	Owens & Minor Incorporated	8.50	07/15/2011	324,500

				586,355

Total Corporate Bonds & Notes (Cost $226,933,488)				233,917,619

Real Estate Investment Trust – 4.19%

1,650,000	BF Saul Reit Series B	9.75	04/01/2008	1,711,875

1,140,000	Capstar Hotel Company	8.75	08/15/2007	1,154,250

1,000,000	Felcor Lodging Limited Partnership	9.00	06/01/2011	1,070,000

500,000	Felcor Suites Limited Partnership	7.38	10/01/2004	515,000

840,000	Felcor Suites Limited Partnership	7.63	10/01/2007	867,300

1,000,000	Host Marriott Limited Partnership^	7.13	11/01/2013	990,000

1,615,000	Host Marriott Limited Partnership Series I	9.50	01/15/2007	1,772,462

200,000	HRPT Properties Trust	8.50	11/15/2013	200,293

650,000	LNR Property Corporation	10.50	01/15/2009	684,938

2,090,000	Thornburg Mortgage Incorporated	8.00	05/15/2013	2,204,950

Total Real Estate Investment Trust (Cost $10,179,870)				11,171,068

Shares

Preferred Stock – 3.39%

76,000	CBL & Associates Properties Incorporated§			2,044,400

38,986	CBL & Associates Property Series A§			974,650

40,000	Developers Diversified Realty Corporation§			1,056,000

30,000	First Republic Bank Preferred Capital Corporation II^§			753,750

16,000	Gables Residential Trust Series D§			414,400

30,000	Lexington Corporate Properties Trust Series B§			793,500

105	Paxson Communications Corporation§			948,673

40,000	Public Storage Series X			997,500

40,000	Regency Centers Corporation§			1,050,000

Total Preferred Stock (Cost $8,668,916)				9,032,873

Principal

Short-Term Investment – 3.43%

Repurchase Agreements – 3.43%

4,165,000	Goldman Sachs & Company – 102% Collateralized by US Government Securities	0.98	12/01/2003	4,165,000

4,979,000	Morgan Stanley & Company Incorporated –102% Collateralized by US Government Securities	1.00	12/01/2003	4,979,000

Total Short-Term Investment (Cost $9,144,000)				9,144,000

Total Investments in Securities (Cost $254,926,274)*	98.76%	$263,265,560

Other Assets and Liabilities, Net	1.24	3,307,823

Total Net Assets	100.00%	$266,573,383

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
±	Variable Rate Securities.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
≤	Stepped coupon bond.
§	Pay-in-kind securities are securities in which the issuer may make interest or dividend payments in additional securities. These new securities usually have the same terms as the original holdings.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INCOME FUND

Shares	Security Name			Value

Affiliated Bond Funds – 3.77%

Mutual Fund – 3.77%

$1,217,410	Wells Fargo High Yield Bond Fund Class A			$12,868,029

Total Affiliated Bond Funds (Cost $12,685,417)				12,868,029

Principal		Interest Rate	Maturity Date

Asset-Backed Securities – 4.88%

260,000	Americredit Automobile Receivables Trust Series 2002-C Class A4	3.55%	02/12/09	260,998

1,530,000	Americredit Automobile Series 2003-DM Class A4	2.84	08/06/10	1,514,229

2,010,000	Bank One Issuance Trust Series 2003-A7 Class A7	3.35	03/15/11	1,985,624

2,155,000	Capital One Auto Finance Trust Series 2003-B Class A4	3.18	09/15/10	2,144,562

1,488,352	Ford Credit Auto Owner Trust Series 2002-D Class A2B±	1.19	03/15/05	1,488,204

3,200,000	Ford Credit Auto Owner Trust Series 2003-A Class A3A	2.20	07/17/06	3,215,106

1,870,000	Household Automotive Trust Series 2003-2 Class A4	3.02	12/17/10	1,847,502

2,200,000	Providian Gateway Master Trust Series 2001-B Class A±^	1.42	04/17/06	2,205,180

1,963,380	Residential Asset Mortgage Products Incorporated Series 2002-Rs4 Class A13	3.89	10/25/27	1,969,551

Total Asset-Backed Securities (Cost $16,674,690)				16,630,956

Collateralized Mortgage Obligations – 3.37%

25,481,000	Bear Stearns Commercial Mortgage Securities Series 2003-T10 Class X2±^(c)	1.44	03/13/40	1,677,858

65,795,000	Bear Stearns Commercial Mortgage Securities Series 2003-T12 Class X2±^(c)	0.93	08/13/39	2,339,341

24,246,982	CS First Boston Mortgage Securities Corporation Series 1998-C2 Class AX±(c)	1.19	11/11/30	938,227

34,033,800	CS First Boston Mortgage Securities Corporation Series 2003-C3 Class AX±^(c)	0.13	05/15/38	1,284,990

22,400,000	First Union National Bank – Bank of America Commercial Mortgage Trust Interest Only Series 2001-C1 Class Io2±^(c)	2.00	03/15/11	1,955,408

36,268,256	GMAC Commercial Mortgage Securities Incorporated Interest Only Series 2002-C1 Class X1±^(c)	0.76	11/15/39	1,249,159

28,714,091	Salomon Brothers Mortgage Securities VII Series 2002-Key2 Class X1±^(c)	1.43	03/18/36	2,037,052

Total Collateralized Mortgage Obligations (Cost $11,428,787)				11,482,035

Corporate Bonds & Notes – 50.40%

Aerospace & Defense Equipment – 0.25%

735,000	Goodrich Corporation	7.63	12/15/12	842,184

Amusement & Recreation Services – 0.11%

320,000	International Game Technology	8.38	05/15/09	378,788

Automotive Repair, Services & Parking – 0.60%

2,000,000	Hertz Corporation	7.00	07/01/04	2,039,096

Building Construction – General Contractors & Operative Builders – 0.31%

420,000	MDC Holdings Incorporated	7.00	12/01/12	463,603

615,000	Pulte Homes Incorporated	6.38	05/15/33	594,782

				1,058,385

Business Services – 0.14%

460,000	First Data Corporation	5.63	11/01/11	482,884

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Chemicals & Allied Products – 0.55%

$420,000	Abbott Laboratories	5.63%	07/01/2006	$449,836

500,000	Dow Chemical Company	6.00	10/01/2012	523,661

475,000	ICI Wilmington	5.63	12/01/2013	470,517

445,000	Wyeth	5.25	03/15/2013	445,287

				1,889,301

Communications – 6.11%

415,000	Alltel Corporation	6.75	09/15/2005	446,377

605,000	AT&T Corporation	8.05	11/15/2011	686,901

865,000	AT&T Wireless Services Incorporated	7.88	03/01/2011	975,166

1,010,000	British Telecommunications plc	8.38	12/15/2010	1,213,269

375,000	Citizens Communications Company	7.00	11/01/2025	382,097

420,000	Clear Channel Communications Incorporated	7.65	09/15/2010	490,627

3,615,000	Comcast Corporation	5.50	03/15/2011	3,730,145

715,000	Cox Communications Incorporated	7.75	11/01/2010	843,751

845,000	Deutsche Telekom International Finance BV	8.75	06/15/2030	1,063,890

1,175,000	Gannett Company Incorporated	5.50	04/01/2007	1,261,669

465,000	International Telecom Satellite	7.63	04/15/2012	517,971

1,670,000	Sprint Capital Corporation	6.90	05/01/2019	1,648,541

1,425,000	Telecom Italia Capital^	5.25	11/15/2013	1,417,108

245,000	Telefonos de Mexico SA^	4.50	11/19/2008	246,531

2,020,000	Time Warner Companies Incorporated	6.63	05/15/2029	2,049,357

560,000	Verizon Global Funding Corporation	7.75	12/01/2030	645,605

2,210,000	Verizon Global Funding Corporation	7.38	09/01/2012	2,532,015

590,000	Vodafone Group plc	7.75	02/15/2010	693,379

				20,844,399

Depository Institutions – 9.16%

1,820,000	Bank of America Corporation	7.80	09/15/2016	2,218,573

735,000	Bank One Corporation	7.75	07/15/2025	884,886

2,000,000	BankAmerica Corporation	7.13	05/01/2006	2,206,395

425,000	Banknorth Group Incorporated	3.75	05/01/2008	421,280

350,000	Barclays Bank plc	7.40	12/15/2009	409,380

1,060,000	BB&T Corporation	4.75	10/01/2012	1,050,126

475,000	Capital One Bank	6.50	06/13/2013	495,038

3,175,000	European Investment Bank Series DTC	4.88	09/06/2006	3,356,987

685,000	First Midwest Capital Trust I^	6.95	12/01/2033	701,004

600,000	First Tennessee National Corporation	4.50	05/15/2013	572,920

1,480,000	Fleetboston Financial Corporation	7.25	09/15/2005	1,607,671

570,000	Fleetboston Financial Corporation	3.85	02/15/2008	575,856

805,000	Golden West Financial Corporation	4.75	10/01/2012	801,956

930,000	Independence Community Bank Corporation±	3.50	06/20/2013	885,427

2,875,000	Inter-American Development Bank Series EMTC	4.00	01/18/2005	2,951,521

3,250,000	International Bank For Reconstruction & Development	4.00	01/10/2005	3,338,361

730,000	Marshall & Ilsely Bank	4.13	09/04/2007	758,701

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Depository Institutions (continued)

$1,355,000	National City Bank Series BKNT	6.20%	12/15/2011	$1,470,618

1,030,000	National Westminster Bank plc	7.38	10/01/2009	1,196,095

435,000	Popular North America Incorporated	4.25	04/01/2008	438,904

445,000	Regions Financial Corporation	6.38	05/15/2012	487,796

835,000	Roslyn Bancorp Incorporated	7.50	12/01/2008	933,162

2,235,000	US Bancorp Series MTNN	3.95	08/23/2007	2,279,948

505,000	Washington Mutual Bank FA	6.88	06/15/2011	567,586

605,000	Zions Bancorporation	6.00	09/15/2015	627,092

				31,237,283

Electric, Gas & Sanitary Services – 2.35%

400,000	Alabama Power Capital Trust V±	5.50	10/01/2042	415,294

440,000	Alabama Power Company Series Q	5.50	10/15/2017	453,316

560,000	Commonwealth Edison Company Series 99	3.70	02/01/2008	559,261

565,000	Consolidated Edison Company of New York	4.88	02/01/2013	565,171

660,000	Constellation Energy Group Incorporated	7.60	04/01/2032	775,555

680,000	Dominion Resources Incorporated Series E	6.75	12/15/2032	725,552

680,000	Duke Energy Corporation	5.63	11/30/2012	704,397

385,000	Florida Power & Light Company	4.85	02/01/2013	386,752

675,000	MidAmerican Energy Company Series MTN	5.13	01/15/2013	685,030

615,000	Ohio Power Company Series H	4.85	01/15/2014	598,257

410,000	Oncor Electric Delivery Company	7.00	05/01/2032	450,023

435,000	Progress Energy Incorporated	7.00	10/30/2031	465,927

1,105,000	PSEG Power LLC	6.95	06/01/2012	1,243,531

				8,028,066

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 0.40%

630,000	Boston Edison Company	4.88	10/15/2012	630,295

675,000	Wisconsin Energy Corporation	5.50	12/01/2008	717,538

				1,347,833

Engineering, Accounting, Research Management & Related Services – 0.13%

500,000	Science Applications International Corporation^	5.50	07/01/2033	444,785

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.36%

940,000	Lockheed Martin Corporation	8.50	12/01/2029	1,220,345

Financial Services – 1.85%

3,585,000	Citigroup Incorporated	7.25	10/01/2010	4,154,782

2,000,000	Citigroup Incorporated	6.63	06/15/2032	2,161,058

				6,315,840

Food & Kindred Products – 2.18%

1,000,000	Bavaria SA^	8.88	11/01/2010	1,002,500

1,050,000	Cadbury Schweppes US Finance LLC^	3.88	10/01/2008	1,037,435

1,250,000	Compahia Brasileira De Bebidas^	8.75	09/15/2013	1,318,750

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Food & Kindred Products (continued)

$440,000	Coca Cola Enterprises Incorporated	6.95%	11/15/2026	$494,079

520,000	Conagra Foods Incorporated	6.75	09/15/2011	585,282

665,000	Diageo Capital Plc	3.50	11/19/2007	666,295

505,000	General Mills Incorporated	5.13	02/15/2007	532,906

455,000	Kellogg Company Series B	6.00	04/01/2006	486,324

385,000	Pepsi Bottling Group Incorporated Series B	7.00	03/01/2029	439,083

774,000	Pepsiamericas Incorporated	7.29	09/15/2026	861,192

				7,423,846

Food Stores – 0.54%

725,000	Albertson’s Incorporated	7.45	08/01/2029	790,158

970,000	Safeway Incorporated	6.50	03/01/2011	1,054,905

				1,845,063

Forestry – 0.25%

810,000	Weyerhaeuser Company	5.95	11/01/2008	862,013

General Merchandise Stores – 1.18%

375,000	May Department Stores Company	8.00	07/15/2012	444,176

1,770,000	Target Corporation	5.50	04/01/2007	1,899,399

670,000	Wal-Mart Stores Incorporated	6.88	08/10/2009	767,523

735,000	Wal-Mart Stores Incorporated	7.55	02/15/2030	903,634

				4,014,732

Health Services – 0.46%

830,000	Anthem Incorporated	6.80	08/01/2012	934,057

390,000	Humana Incorporated	6.30	08/01/2018	406,300

230,000	Unitedhealth Group Incorporated	4.88	04/01/2013	229,218

				1,569,575

Holding & Other Investment Offices – 0.98%

3,000,000	Prudential Funding LLC Series MTN^	6.60	05/15/2008	3,330,081

Home Furniture, Furnishings & Equipment Stores – 0.14%

475,000	Newell Rubbermaid Incorporated	4.63	12/15/2009	473,442

Industrial & Commercial Machinery & Computer Equipment – 0.19%

660,000	Tyco International Group SA^	6.00	11/15/2013	664,950

Insurance Agents, Brokers & Service – 0.43%

515,000	Aegon NV	4.75	06/01/2013	499,120

395,000	Allstate Corporation	6.13	12/15/2032	404,409

555,000	Travelers Property Casualty Corporation	6.38	03/15/2033	577,981

				1,481,510

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Insurance Carriers – 2.50%

$605,000	Ambac Financial Group Incorporated	9.38%	08/01/2011	$776,802

480,000	American International Group Series MTNF	2.85	12/01/2005	487,175

600,000	Fidelity National Financial Incorporated	5.25	03/15/2013	590,158

575,000	Fund American Companies Incorporated	5.88	05/15/2013	574,834

475,000	Harleysville Group Incorporated	5.75	07/15/2013	464,900

460,000	John Hancock Financial Services Incorporated	5.63	12/01/2008	493,855

430,000	Markel Corporation	6.80	02/15/2013	451,767

415,000	MBIA Incorporated	9.38	02/15/2011	536,558

525,000	MetLife Incorporated	5.38	12/15/2012	538,411

880,000	Nationwide CSN Trust^	9.88	02/15/2025	996,152

565,000	Odyssey Re Holdings	7.65	11/01/2013	576,728

950,000	Prudential Financial Incorporated Series MTN	3.75	05/01/2008	944,966

560,000	Safeco Corporation	4.88	02/01/2010	572,438

520,000	WR Berkley Corporation	5.13	09/30/2010	520,794

				8,525,538

Metal Mining – 0.12%

415,000	BHP Billiton Finance USA BV	4.80	04/15/2013	412,332

Miscellaneous Manufacturing Industries – 0.18%

615,000	General Dynamics Corporation	4.50	08/15/2010	622,324

Non-Depository Credit Institutions – 7.50%

715,000	American Express Credit Corporation	3.00	05/16/2008	695,167

1,285,000	American General Finance Corporation Series MTNH	2.75	06/15/2008	1,224,470

545,000	Boeing Capital Corporation	6.10	03/01/2011	581,511

775,000	Caterpillar Financial Service Corporation	5.95	05/01/2006	833,219

415,000	CITT Group Incorporated	5.50	11/30/2007	442,297

1,305,000	Corestates Capital Corporation	6.63	03/15/2005	1,383,116

2,110,000	Countrywide Home Loans Incorporated	3.25	05/21/2008	2,059,115

1,145,000	Credit Suisse First Boston USA Incorporated	4.63	01/15/2008	1,185,199

3,205,000	Ford Motor Credit Company	7.38	02/01/2011	3,346,453

2,465,000	Ford Motor Credit Company	7.00	10/01/2013	2,499,515

1,915,000	General Electric Capital Corporation Series MTNA	6.75	03/15/2032	2,120,388

865,000	General Electric Capital Corporation Series MTNA	5.45	01/15/2013	894,022

3,000,000	General Motors Acceptance Corporation	6.88	09/15/2011	3,107,054

1,735,000	Household Finance Corporation	8.00	07/15/2010	2,069,107

515,000	International Lease Finance Corporation	5.75	02/15/2007	553,616

535,000	John Deere Capital Corporation	7.00	03/15/2012	613,755

480,000	MBNA Corporation Series MTN	5.63	11/30/2007	510,144

915,000	Mellon Funding Corporation	4.88	06/15/2007	959,989

480,000	SLM Corporation Series MTN	5.13	08/27/2012	485,018

				25,563,155

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Oil & Gas Extraction – 2.54%

$370,000	Anadarko Petroleum Corporation	7.20%	03/15/2029	$414,834

695,000	Burlington Resources Finance Company	7.40	12/01/2031	812,423

1,445,000	Conocophillips	8.75	05/25/2010	1,793,915

1,500,000	Conocophillips	8.50	05/25/2005	1,639,016

490,000	Nexen Incorporated	7.88	03/15/2032	585,531

285,000	Nexen Incorporated	5.05	11/20/2013	279,274

335,000	Occidental Petroleum Corporation	8.45	02/15/2029	436,666

345,000	Occidental Petroleum Corporation	6.75	01/15/2012	388,035

1,525,000	Pemex Project Funding Master Trust	9.13	10/13/2010	1,799,500

510,000	Seacor Smit Incorporated	5.88	10/01/2012	519,618

				8,668,812

Paper & Allied Products – 0.15%

470,000	International Paper Company	6.75	09/01/2011	522,006

Petroleum Refining & Related Industries – 0.49%

935,000	Chevron Texaco Capital Corporation	3.50	09/17/2007	945,207

600,000	Keyspan Corporation	7.63	11/15/2010	710,783

				1,655,990

Primary Metal Industries – 0.17%

565,000	Alcoa Incorporated	5.38	01/15/2013	586,193

Printing, Publishing & Allied Industries – 0.45%

300,000	Dex Media Incorporated^	8.00	11/15/2013	304,500

995,000	Viacom Incorporated	7.88	07/30/2030	1,220,204

				1,524,704

Railroad Transportation – 0.92%

630,000	Burlington Northern Santa Fe Corporation	6.38	12/15/2005	679,468

515,000	Canadian National Railway Company	6.38	10/15/2011	568,583

465,000	CSX Corporation	8.63	05/15/2022	577,237

1,190,000	Union Pacific Corporation	6.50	04/15/2012	1,318,739

				3,144,027

Real Estate – 1.07%

595,000	Archstone-Smith Operating Trust	3.00	06/15/2008	570,281

465,000	Camden Property Trust	5.88	11/30/2012	485,588

500,000	ERP Operating LP	7.10	06/23/2004	514,463

340,000	Health Care Real Estate Investment Trust	6.00	11/15/2013	342,027

680,000	Rouse Company	5.38	11/26/2013	669,956

420,000	Spieker Properties Incorporated	6.75	01/15/2008	459,672

595,000	Vornado Realty Trust	4.75	12/01/2010	589,171

				3,631,158

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Security & Commodity Brokers, Dealers, Exchanges & Services – 3.46%

$1,985,000	Bear Sterns Companies Incorporated	6.50%	05/01/06	$2,156,591

1,750,000	Goldman Sachs Group Incorporated	6.13	02/15/33	1,747,590

502,000	Jefferies Group Incorporated	7.75	03/15/12	560,007

1,780,000	JP Morgan Chase & Company	6.63	03/15/12	1,973,723

1,450,000	Lehman Brothers Holdings Incorporated	6.63	01/18/12	1,623,295

835,000	Merrill Lynch & Company Incorporated	6.00	02/17/09	911,108

2,515,000	Morgan Stanley	6.75	04/15/11	2,822,605

				11,794,919

Transportation By Air – 0.26%

825,000	Delta Air Lines Incorporated Series 2002-1	6.42	07/02/12	876,510

Transportation Equipment – 1.47%

1,080,000	Daimlerchrysler NA Holdings	7.20	09/01/09	1,177,324

700,000	Daimlerchrysler NA Holdings	6.50	11/15/13	724,289

500,000	Daimlerchrysler NA Holdings	7.30	01/15/12	547,625

525,000	General Motors Corporation	8.38	07/15/33	571,911

700,000	General Motors Corporation	8.25	07/15/23	754,884

505,000	Northrop Grumman Corporation	7.13	02/15/11	579,319

605,000	Raytheon Company	6.75	08/15/07	656,577

				5,011,929

Water Transportation – 0.23%

705,000	Republic Services Incorporated	6.75	08/15/11	781,870

Wholesale Trade Non-Durable Goods – 0.22%

705,000	Unilever Capital Corporation	6.88	11/01/05	765,115

Total Corporate Bonds & Notes (Cost $168,783,526)				171,880,983

Mortgage-Backed Securities – 3.13%

24,995,000	Commercial Mortgage Pass-Through Certificate Series 2003-Lb1A Class X2±^(c)	1.81	06/10/10	1,889,495

2,250,000	JP Morgan Chase Commercial Mortgage Securities Corporation Series 2002-CIB4 Class A3	6.16	05/12/34	2,454,811

29,238,074	Lehman Brothers-UBS Commercial Mortgage Obligation Series C3 Class XCL±^(c)	0.27	08/17/21	855,269

64,903,439	Wachovia Bank Commercial Mortgage Trust Series 2002-C1 Class I0I±^(c)	0.38	04/15/34	1,883,413

40,893,000	Wachovia Bank Commercial Mortgage Trust Series 2002-C4 Class XP±^(c)	1.26	04/15/35	1,957,683

11,421,494	Washington Mutual Asset Securities Corporation Series 2003-C1A Class X±^(c)	3.37	01/25/35	1,638,271

Total Mortgage-Backed Securities (Cost $10,649,289)				10,678,942

Municipal Bonds & Notes – 0.46%

1,705,000	State of Illinois	4.35	06/01/18	1,550,612

Total Municipal Bonds & Notes (Cost $1,647,382)				1,550,612

Foreign Government Bonds – 3.01%@

2,475,000	Canada Government International Bond	6.38	11/30/04	2,595,107

405,000	Finland Government International Bond	7.88	07/28/04	422,300

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Foreign Government Bonds (continued)

$370,000	Malaysia Government International Bond	8.75%	06/01/09	$450,475

3,690,000	Mexico Government International Bond Series MTN	6.38	01/16/13	3,789,629

415,000	Poland Government International Bond	6.25	07/03/12	455,463

1,525,000	Republic of Italy	3.63	09/14/07	1,545,136

380,000	South Africa Government International Bond	9.13	05/19/09	457,900

515,000	Xl Capital Europe plc	6.50	01/15/12	561,804

Total Foreign Government Bonds (Cost $10,110,394)				10,277,814

US Government Agency Securities – 20.16%

Federal Home Loan Mortgage Corporation – 6.47%

3,500,000	FHLMC	2.88	12/15/06	3,498,835

7,500,000	FHLMC	5.50	09/15/11	8,010,285

1,400,000	FHLMC	2.75	08/15/06	1,402,687

3,574,291	FHLMC #A10545	5.50	06/01/33	3,596,591

2	FHLMC #C01187	7.50	05/01/31	2

2,497,019	FHLMC #C01444	6.00	01/01/33	2,567,256

2	FHLMC #C59553	7.50	11/01/31	2

2,798,598	FHLMC #C65576	7.50	04/01/32	2,992,256

				22,067,914

Federal National Mortgage Association – 12.06%

10,000,000	FNMA	7.00	07/15/05	10,812,300

2,100,000	FNMA	3.25	08/15/08	2,069,384

3,500,000	FNMA	2.63	11/15/06	3,480,271

1,350,833	FNMA #254190	5.50	02/01/09	1,387,578

2,515,632	FNMA #254688	5.50	03/01/23	2,552,143

3,368,771	FNMA #254831	5.00	08/01/23	3,354,004

83,140	FNMA #374141	7.00	03/01/04	83,673

678,471	FNMA #488341	6.50	04/01/29	707,866

560,910	FNMA #520842	8.00	11/01/29	610,834

1,098,298	FNMA #545026	6.50	06/01/16	1,158,856

1,795,239	FNMA #545814	6.50	08/01/32	1,872,046

3,900,814	FNMA #555531	5.50	06/01/33	3,927,588

1,110,533	FNMA #584829	6.00	05/01/16	1,160,070

3,373,929	FNMA #746299±	4.15	09/01/33	3,386,312

2,601,212	FNMA #746320±	3.77	10/01/33	2,594,183

2,000,000	FNMA TBA%%	4.50	12/01/18	1,985,624

				41,142,732

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Government National Mortgage Association – 1.63%

$3,328,295	GNMA #604556	5.50%	08/15/33	$3,366,886

2,046,385	GNMA #781123	7.00	12/15/29	2,178,370

				5,545,256

Total US Government Agency Securities (Cost $68,356,591)				68,755,902

US Treasury Securities – 10.34%

US Treasury Bonds – 6.57%

1,100,000	US Treasury Bond	5.38	02/15/31	1,139,703

18,500,000	US Treasury Bond	10.75	08/15/05	21,255,483

				22,395,186

US Treasury Notes – 3.77%

900,000	US Treasury Note	2.00	05/15/06	894,656

6,000,000	US Treasury Note	1.50	07/31/05	5,969,532

6,000,000	US Treasury Note	2.00	08/31/05	6,012,888

				12,877,076

Total US Treasury Securities (Cost $35,055,294)				35,272,262

Shares

Short-Term Investments – 0.27%

937,100	Wells Fargo Money Market Trust~	937,100

Total Short-Term Investments (Cost $937,100)		937,100

Total Investments in Securities (Cost $336,328,470)*	99.79%	$340,334,635

Other Assets and Liabilities, Net	0.21	700,363

Total Net Assets	100.00%	$341,034,998

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
@	Foreign bond principal is denominated in U.S. dollars except as indicated parenthetically.
%%	When issued securities, total cost $ 1,987,500.
(c)	Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of November 30, 2003.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INCOME PLUS FUND

Shares	Security Name			Value

Affiliated Bond Funds – 35.98%

Mutual Fund – 35.98%

2,731,402	Wells Fargo High Yield Bond Fund Class A			$28,870,922

Total Affiliated Stock Funds (Cost $28,461,211)				28,870,922

Principal		Interest Rate	Maturity Date

Asset-Backed Securities – 2.07%

$235,000	Americredit Automobile Series 2003-DM Class A4	2.84%	08/06/10	232,578

235,000	Bank One Issuance Trust Series 2003-A7 Class A7	3.35	03/15/11	232,150

515,000	Capital One Auto Finance Trust Series 2003-B Class A4	3.18	09/15/10	512,505

285,151	Chase Funding Mortgage Loan Series 2002-2 Class 1A2	3.43	05/25/17	285,570

310,000	Household Automotive Trust Series 2003-2 Class A4	3.02	12/17/10	306,270

95,000	Residential Asset Mortgage Products Incorporated Series 2002-Rs5 Class A13	3.72	07/25/27	95,471

Total Asset-Backed Securities (Cost $1,677,297)				1,664,544

Collateralized Mortgage Obligations – 2.22%

4,150,000	Bear Stearns Commercial Mortgage Securities Series 2003-T10 Class X2±^(c)	1.44	03/13/40	273,267

13,160,000	Bear Stearns Commercial Mortgage Securities Series 2003-T12 Class X2±^(c)	0.93	08/13/39	467,904

3,945,799	CS First Boston Mortgage Securities Corporation Series 1998-C2 Class AX±(c)	1.19	11/11/30	152,681

5,538,531	CS First Boston Mortgage Securities Corporation Series 2003-C3 Class AX±^(c)	0.13	05/15/38	209,114

1,960,000	First Union National Bank – Bank of America Commercial Mortgage Trust Interest Only Series 2001-C1 Class Io2±^(c)	2.00	03/15/11	171,098

4,217,353	GMAC Commercial Mortgage Securities Incorporated Interest Only Series 2002-C1 Class X1±^(c)	0.76	11/15/39	145,255

5,052,694	Salomon Brothers Mortgage Securities VII Series 2002-Key2 Class X1±^(c)	1.43	03/18/36	358,451

Total Collateralized Mortgage Obligations (Cost $1,771,059)				1,777,770

Corporate Bonds & Notes – 34.75%

Agricultural Production Crops – 0.00%

1	Chiquita Brands International Incorporated	10.56	03/15/09	1

Aerospace & Defense Equipment – 0.28%

195,000	Goodrich Corporation	7.63	12/15/12	223,437

Amusement & Recreation Services – 0.10%

65,000	International Game Technology	8.38	05/15/09	76,941

Building Construction – General Contractors & Operative Builders – 0.24%

70,000	MDC Holdings Incorporated	7.00	12/01/12	77,267

120,000	Pulte Homes Incorporated	6.38	05/15/33	116,055

				193,322

Business Services – 0.05%

35,000	First Data Corporation	5.63	11/01/11	36,741

Chemicals & Allied Products – 0.80%

70,000	Abbott Laboratories	5.63	07/01/06	74,973

60,000	Dow Chemical Company	6.00	10/01/12	62,839

305,000	Ei Du Pont De Nemours & Company	6.88	10/15/09	350,992

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Chemicals & Allied Products (continued)

$115,000	ICI Wilmington	5.63%	12/01/2013	$113,915

40,000	Wyeth	5.25	03/15/2013	40,025

				642,744

Communications – 4.95%

70,000	Alltel Corporation	6.75	09/15/2005	75,292

65,000	AT&T Corporation	8.05	11/15/2011	73,799

120,000	AT&T Wireless Services Incorporated	7.88	03/01/2011	135,283

90,000	Bellsouth Corporation	6.00	10/15/2011	96,928

165,000	British Telecommunications plc	8.38	12/15/2010	198,207

80,000	Citizens Communications Company	7.00	11/01/2025	81,514

65,000	Clear Channel Communications Incorporated	7.65	09/15/2010	75,930

640,000	Comcast Corporation	5.50	03/15/2011	660,386

125,000	Cox Communications Incorporated	7.75	11/01/2010	147,509

145,000	Deutsche Telekom International Finance BV	8.75	06/15/2030	182,561

260,000	Gannett Company Incorporated	5.50	04/01/2007	279,178

75,000	International Telecom Satellite	7.63	04/15/2012	83,544

90,000	SBC Communications Incorporated	5.88	08/15/2012	95,025

395,000	Sprint Capital Corporation	6.90	05/01/2019	389,924

330,000	Telecom Italia Capital^	5.25	11/15/2013	328,172

85,000	Telefonos de Mexico SA^	4.50	11/19/2008	85,531

345,000	Time Warner Companies Incorporated	6.63	05/15/2029	350,014

165,000	Verizon Global Funding Corporation	7.75	12/01/2030	190,224

300,000	Verizon Global Funding Corporation	7.38	09/01/2012	343,712

85,000	Vodafone Group plc	7.75	02/15/2010	99,894

				3,972,627

Depository Institutions – 6.23%

195,000	Asian Development Bank	6.75	06/11/2007	218,678

405,000	Bank of America Corporation	7.80	09/15/2016	493,693

85,000	Bank One Corporation	7.75	07/15/2025	102,334

335,000	Bank One Corporation	7.63	08/01/2005	364,692

75,000	Banknorth Group Incorporated	3.75	05/01/2008	74,343

35,000	Barclays Bank plc	7.40	12/15/2009	40,938

220,000	BB&T Corporation	4.75	10/01/2012	217,951

90,000	Capital One Bank	6.50	06/13/2013	93,797

275,000	European Investment Bank Series DTC	4.88	09/06/2006	290,763

165,000	First Midwest Capital Trust I^	6.95	12/01/2033	168,855

130,000	First Tennessee National Corporation	4.50	05/15/2013	124,133

245,000	Fleetboston Financial Corporation	7.25	09/15/2005	266,135

125,000	Fleetboston Financial Corporation	3.85	02/15/2008	126,284

115,000	Golden West Financial Corporation	4.75	10/01/2012	114,565

135,000	HSBC Holdings plc	7.50	07/15/2009	156,903

110,000	Independence Community Bank Corporation±	3.50	06/20/2013	104,728

250,000	Inter-American Development Bank Series EMTC	4.00	01/18/2005	256,654

280,000	International Bank For Reconstruction & Development	4.00	01/10/2005	287,613

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Depository Institutions (continued)

$160,000	Marshall & Ilsely Bank	4.13%	09/04/2007	$166,291

270,000	National City Bank Series BKNT	6.20	12/15/2011	293,038

155,000	National Westminster Bank plc	7.38	10/01/2009	179,995

75,000	Popular North America Incorporated	4.25	04/01/2008	75,673

15,000	Regions Financial Corporation	6.38	05/15/2012	16,443

100,000	Roslyn Bancorp Incorporated	7.50	12/01/2008	111,756

415,000	US Bancorp Series MTNN	3.95	08/23/2007	423,346

75,000	Washington Mutual Bank FA	6.88	06/15/2011	84,295

130,000	Zions Bancorporation	6.00	09/15/2015	134,746

				4,988,642

Eating & Drinking Places – 0.21%

165,000	Diageo Capital plc	3.50	11/19/2007	165,321

Electric, Gas & Sanitary Services – 1.88%

85,000	Alabama Power Company Series Q	5.50	10/15/2017	87,572

55,000	Boston Edison Company	4.88	10/15/2012	55,026

125,000	Commonwealth Edison Company Series 99	3.70	02/01/2008	124,835

130,000	Constellation Energy Group Incorporated	7.60	04/01/2032	152,761

70,000	Constellation Energy Group Incorporated	6.13	09/01/2009	76,196

155,000	Dominion Resources Incorporated Series E	6.75	12/15/2032	165,383

85,000	Florida Power & Light Company	4.85	02/01/2013	85,387

110,000	MidAmerican Energy Company Series MTN	5.13	01/15/2013	111,634

70,000	Ohio Power Company Series H	4.85	01/15/2014	68,094

75,000	Oncor Electric Delivery Company	7.00	05/01/2032	82,321

70,000	Progress Energy Incorporated	7.00	10/30/2031	74,977

170,000	PSEG Power LLC	6.95	06/01/2012	191,313

200,000	Waste Management Incorporated	7.38	08/01/2010	230,621

				1,506,120

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 0.09%

70,000	Wisconsin Energy Corporation	5.50	12/01/2008	74,411

Engineering, Accounting, Research Management & Related Services – 0.14%

125,000	Science Applications International Corporation^	5.50	07/01/2033	111,196

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.29%

180,000	Lockheed Martin Corporation	8.50	12/01/2029	233,683

Financial Services – 0.41%

305,000	Citigroup Incorporated	6.63	06/15/2032	329,561

Food & Kindred Products – 1.51%

210,000	Bavaria SA^	8.88	11/01/2010	210,525

240,000	Cadbury Schweppes US Finance LLC^	3.88	10/01/2008	237,128

185,000	Compahia Brasileira De Bebidas^	8.75	09/15/2013	195,175

100,000	Coca Cola Enterprises Incorporated	6.95	11/15/2026	112,291

150,000	Conagra Foods Incorporated	6.75	09/15/2011	168,831

125,000	General Mills Incorporated	6.00	02/15/2012	133,227

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Food & Kindred Products (continued)

75,000	Kellogg Company Series B	6.00%	04/01/2006	$80,164

65,000	Pepsi Bottling Group Incorporated Series B	7.00	03/01/2029	74,131

				1,211,472

Food Stores – 0.39%

100,000	Albertson’s Incorporated	7.45	08/01/2029	108,987

185,000	Safeway Incorporated	6.50	03/01/2011	201,193

				310,180

Forestry – 0.15%

110,000	Weyerhaeuser Company	5.95	11/01/2008	117,063

General Merchandise Stores – 1.15%

70,000	Federated Department Stores	6.63	04/01/2011	77,883

65,000	May Department Stores Company	8.00	07/15/2012	76,990

390,000	Target Corporation	5.50	04/01/2007	418,512

130,000	Wal-Mart Stores Incorporated	6.88	08/10/2009	148,922

165,000	Wal-Mart Stores Incorporated	7.55	02/15/2030	202,857

				925,164

Health Services – 0.32%

140,000	Anthem Incorporated	6.80	08/01/2012	157,552

45,000	Humana Incorporated	6.30	08/01/2018	46,880

55,000	Unitedhealth Group Incorporated	4.88	04/01/2013	54,813

				259,245

Industrial & Commercial Machinery & Computer Equipment – 0.19%

155,000	Tyco International Group SA^	6.00	11/15/2013	156,163

Insurance Agents, Brokers & Service – 0.40%

115,000	Aegon NV	4.75	06/01/2013	111,454

75,000	Allstate Corporation	6.13	12/15/2032	76,786

125,000	Travelers Property Casualty Corporation	6.38	03/15/2033	130,176

				318,416

Insurance Carriers – 1.93%

250,000	Ambac Financial Group Incorporated	9.38	08/01/2011	320,993

75,000	American International Group Series MTNF	2.85	12/01/2005	76,121

75,000	Fidelity National Financial Incorporated	5.25	03/15/2013	73,770

125,000	Fund American Companies Incorporated	5.88	05/15/2013	124,964

60,000	Harleysville Group Incorporated	5.75	07/15/2013	58,724

75,000	Markel Corporation	6.80	02/15/2013	78,797

50,000	MBIA Incorporated	9.38	02/15/2011	64,646

75,000	MetLife Incorporated	5.38	12/15/2012	76,916

120,000	Nationwide CSN Trust^	9.88	02/15/2025	135,839

135,000	Odyssey Re Holdings	7.65	11/01/2013	137,802

210,000	Prudential Financial Incorporated Series MTN	3.75	05/01/2008	208,887

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Insurance Carriers (continued)

125,000	Safeco Corporation	4.88%	02/01/2010	$127,776

65,000	WR Berkley Corporation	5.13	09/30/2010	65,099

				1,550,334

Metal Mining – 0.09%

75,000	BHP Billiton Finance USA BV	4.80	04/15/2013	74,518

Miscellaneous Manufacturing Industries – 0.16%

130,000	General Dynamics Corporation	4.50	08/15/2010	131,548

Non-Depository Credit Institutions – 4.47%

135,000	American Express Credit Corporation	3.00	05/16/2008	131,255

220,000	American General Finance Corporation Series MTNH	2.75	06/15/2008	209,637

70,000	Boeing Capital Corporation	6.10	03/01/2011	74,689

240,000	Caterpillar Financial Service Corporation	5.95	05/01/2006	258,029

75,000	CITT Group Incorporated	5.50	11/30/2007	79,933

155,000	Corestates Capital Corporation	6.63	03/15/2005	164,278

200,000	Countrywide Home Loans Incorporated	3.25	05/21/2008	195,177

155,000	Credit Suisse First Boston USA Incorporated	4.63	01/15/2008	160,442

400,000	Ford Motor Credit Company	7.38	02/01/2011	417,654

485,000	Ford Motor Credit Company	7.00	10/01/2013	491,791

70,000	General Electric Capital Corporation Series MTNA	6.75	03/15/2032	77,508

170,000	General Electric Capital Corporation Series MTNA	5.45	01/15/2013	175,704

210,000	General Motors Acceptance Corporation	6.88	09/15/2011	217,494

255,000	Household Finance Corporation	8.00	07/15/2010	304,105

75,000	International Lease Finance Corporation	5.75	02/15/2007	80,624

105,000	John Deere Capital Corporation	7.00	03/15/2012	120,457

185,000	Mellon Funding Corporation	4.88	06/15/2007	194,095

155,000	SLM Corporation Series MTN	5.13	08/27/2012	156,620

80,000	Toyota Motor Credit Corporation Series MTN	2.80	01/18/2006	81,028

				3,590,520

Oil & Gas Extraction – 2.45%

65,000	Anadarko Petroleum Corporation	7.20	03/15/2029	72,876

270,000	BP Canada Finance Company	3.63	01/15/2009	267,170

155,000	Burlington Resources Finance Company	7.40	12/01/2031	181,188

245,000	Conocophillips	8.50	05/25/2005	267,706

235,000	Conocophillips	8.75	05/25/2010	291,744

105,000	Nexen Incorporated	7.88	03/15/2032	125,471

75,000	Nexen Incorporated	5.05	11/20/2013	73,493

80,000	Occidental Petroleum Corporation	8.45	02/15/2029	104,279

70,000	Occidental Petroleum Corporation	6.75	01/15/2012	78,732

330,000	Pemex Project Funding Master Trust	9.13	10/13/2010	389,400

110,000	Seacor Smit Incorporated	5.88	10/01/2012	112,074

				1,964,133

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Paper & Allied Products – 0.09%

65,000	International Paper Company	6.75%	09/01/2011	$72,192

Petroleum Refining & Related Industries – 0.33%

150,000	Chevron Texaco Capital Corporation	3.50	09/17/2007	151,638

95,000	Keyspan Corporation	7.63	11/15/2010	112,540

				264,178

Primary Metal Industries – 0.09%

70,000	Alcoa Incorporated	5.38	01/15/2013	72,626

Printing, Publishing & Allied Industries – 0.46%

125,000	Dex Media Incorporated^	8.00	11/15/2013	126,875

200,000	Viacom Incorporated	7.88	07/30/2030	245,267

				372,142

Railroad Transportation – 0.56%

70,000	Burlington Northern Santa Fe Corporation	6.38	12/15/2005	75,496

110,000	Canadian National Railway Company	6.38	10/15/2011	121,445

60,000	CSX Corporation	8.63	05/15/2022	74,482

160,000	Union Pacific Corporation	6.50	04/15/2012	177,310

				448,733

Real Estate – 0.82%

130,000	Archstone-Smith Operating Trust	3.00	06/15/2008	124,599

75,000	Camden Property Trust	5.88	11/30/2012	78,321

70,000	ERP Operating LP	7.10	06/23/2004	72,025

55,000	Health Care Real Estate Investment Trust	6.00	11/15/2013	55,328

175,000	Rouse Company	5.38	11/26/2013	172,415

155,000	Vornado Realty Trust	4.75	12/01/2010	153,481

				656,169

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.36%

340,000	Bear Sterns Companies Incorporated	6.50	05/01/2006	369,391

220,000	Goldman Sachs Group Incorporated	6.13	02/15/2033	219,697

65,000	Jefferies Group Incorporated	7.75	03/15/2012	72,511

280,000	JP Morgan Chase & Company	6.63	03/15/2012	310,473

255,000	Lehman Brothers Holdings Incorporated	6.63	01/18/2012	285,476

570,000	Morgan Stanley	6.75	04/15/2011	639,716

				1,897,264

Transportation Equipment – 0.87%

155,000	Daimlerchrysler NA Holding Corporation	7.20	09/01/2009	168,968

170,000	Daimlerchrysler NA Holding Corporation	6.50	11/15/2013	175,899

125,000	Daimlerchrysler NA Holding Corporation	7.30	01/15/2012	136,906

120,000	Northrop Grumman Corporation	7.13	02/15/2011	137,660

75,000	Raytheon Company	6.75	08/15/2007	81,394

				700,827

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Water Transportation – 0.19%

140,000	Republic Services Incorporated	6.75%	08/15/2011	$155,265

Wholesale Trade Non-Durable Goods – 0.10%

75,000	Unilever Capital Corporation	6.88	11/01/2005	81,395

Total Corporate Bonds & Notes (Cost $27,488,817)				27,884,294

Mortgage-Backed Securities – 1.59%

4,070,000	Commercial Mortgage Pass-Through Certificate Series 2003-Lb1A Class X2±^(c)	1.81	06/10/2010	307,671

4,759,895	Lehman Brothers-UBS Commercial Mortgage Obligation Series C3 Class XCL±^(c)	0.27	08/17/2021	139,236

3,718,000	Wachovia Bank Commercial Mortgage Trust Series 2002-C4 Class XP±^(c)	0.38	04/15/2035	177,993

12,418,881	Wachovia Bank Commercial Mortgage Trust Series 2002-C1 Class I0I±^(c)	1.26	04/15/2034	360,380

2,015,274	Washington Mutual Asset Securities Corporation Series 2003-C1A Class X±^(c)	3.37	01/25/2035	289,066

Total Mortgage-Backed Securities (Cost $1,272,187)				1,274,346

Municipal Bonds & Notes – 0.05%

45,000	State of Illinois	4.35	06/01/2018	40,925

Total Municipal Bonds and Notes (Cost $44,981)				40,925

Foreign Government Bonds – 8.58%@

350,000	Canada Government International Bond	6.38	11/30/2004	366,985

1,650,000	Deutsche Bundesrepublik (Euro)	4.50	01/04/2013	1,993,712

70,000	Finland Government International Bond	7.88	07/28/2004	72,990

310,000	Malaysia Government International Bond	8.75	06/01/2009	377,425

250,000	Mexico Government International Bond	8.63	03/12/2008	292,500

480,000	Mexico Government International Bond Series MTN	6.38	01/16/2013	492,960

1,750,000	New Zealand Government Series 1111 (Nzd)	6.00	11/15/2011	1,101,561

170,000	Poland Government International Bond	7.13	07/01/2004	175,525

290,000	Poland Government International Bond	6.25	07/03/2012	318,275

60,000	Province of Manitoba Series EM	7.50	02/22/2010	71,087

70,000	Province of British Columbia	5.38	10/29/2008	75,207

135,000	Republic of Italy	3.63	09/14/2007	136,783

310,000	South Africa Government International Bond	9.13	05/19/2009	373,550

600,000	United Kingdom Gilt Bond (British Pound)	5.00	03/07/2008	1,036,564

Total Foreign Government Bonds (Cost $6,536,276)				6,885,124

US Government Agency Securities – 9.27%

Federal Home Loan Mortgage Corporation – 3.75%

290,000	FHLMC	2.88	12/15/2006	289,903

855,000	FHLMC	5.25	01/15/2006	907,311

535,000	FHLMC	5.50	09/15/2011	571,400

200,000	FHLMC	2.75	08/15/2006	200,384

9,561	FHLMC #C00922	8.00	02/01/2030	10,310

147,905	FHLMC #C01187	7.50	05/01/2031	158,136

104,006	FHLMC #C01345	7.00	04/01/2032	109,742

333,405	FHLMC #C59553	7.50	11/01/2031	356,469

72,712	FHLMC #C61720	6.00	12/01/31	74,753

324,872	FHLMC #E96459	5.00	05/01/18	329,121

				3,007,529

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association – 4.44%

1,230,000	FNMA	2.25%	05/15/06	$1,224,102

145,000	FNMA	3.25	08/15/08	142,886

290,000	FNMA	2.63	11/15/06	288,365

147,104	FNMA #254218	7.00	02/01/32	155,224

137,276	FNMA #254311	6.50	05/01/32	143,149

293,240	FNMA #254372	6.00	07/01/17	306,328

201,726	FNMA #411023	6.50	03/01/13	213,083

124,937	FNMA #486852	6.50	03/01/29	130,443

115,321	FNMA #545026	6.50	06/01/16	121,680

346,481	FNMA #545814	6.50	08/01/32	361,305

76,537	FNMA #584829	6.00	05/01/16	79,951

105,803	FNMA #607067	6.00	11/01/16	110,523

86,648	FNMA #625185	6.50	02/01/32	90,358

191,786	FNMA #699853	5.50	04/01/18	197,685

				3,565,082

Government National Mortgage Association – 1.08%

40,105	GNMA #3041	7.50	02/20/31	42,613

96,691	GNMA #3108	7.00	07/20/31	102,491

170,005	GNMA #486958	6.50	02/15/29	178,865

19,385	GNMA #509956	7.00	06/15/29	20,631

15,075	GNMA #516121	7.50	12/15/29	16,155

210,541	GNMA #550871	6.50	09/15/31	221,465

106,711	GNMA #563382	7.00	11/15/31	113,508

159,271	GNMA #781123	7.00	12/15/29	169,543

				865,271

Total U.S. Government Agency Securities (Cost $7,367,319)				7,437,882

US Treasury Securities – 4.51%

US Treasury Bonds – 0.47%

300,000	US Treasury Bond	6.25	08/15/23	338,941

40,000	US Treasury Bond	5.38	02/15/31	41,444

				380,385

US Treasury Notes – 4.04%

500,000	US Treasury Note	1.63	10/31/05	496,602

500,000	US Treasury Note	2.63	11/15/06	501,270

1,000,000	US Treasury Note	3.38	11/15/08	1,001,016

1,250,000	US Treasury Note	4.25	11/15/13	1,242,773

				3,241,661

Total US Treasury Securities (Cost $3,648,239)				3,622,046

Short-Term Investments – 0.78%

624,434	Wells Fargo Money Market Trust~			624,434

Total Short-Term Investments (Cost $624,434)				624,434

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INCOME PLUS FUND

		Value

Total Investments in Securities (Cost $78,891,820)*	99.80%	$80,082,287

Other Assets and Liabilities, Net	0.20	160,479

Total Net Assets	100.00%	$80,242,766

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
@	Foreign bond principal is denominated in U.S. dollars except as indicated parenthetically.
(c)	Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of November 30, 2003.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INFLATION-PROTECTED BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – 1.14%

$600,000	Bear Stearns Commercial Mortgage Securities Series 2003-T10 Class X2±^(c)	1.44%	03/13/40	$39,508

6,765,000	Bear Stearns Commercial Mortgage Securities Series 2003-T12 Class X2±^(c)	0.93	08/13/39	240,530

901,766	CS First Boston Mortgage Securities Corporation Series 1998-C2 Class AX±(c)	1.19	11/11/30	34,893

1,979,115	CS First Boston Mortgage Securities Corporation Series 2003-C3 Class AX±^(c)	0.13	05/15/38	74,724

255,000	First Union National Bank – Bank of America Commercial Mortgage Trust Interest Only Series 2001-C1 Class Io2±^(c)	2.00	03/15/11	22,260

1,011,771	GMAC Commercial Mortgage Securities Incorporated Interest Only Series 2002-C1 Class X1±^(c)	0.76	11/15/39	34,848

542,240	Salomon Brothers Mortgage Securities VII Series 2002-Key2 Class X1±^(c)	1.43	03/18/36	38,468

Total Collateralized Mortgage Obligations (Cost $487,320)				485,231

Mortgage-Backed Securities – 0.48%

1,455,000	Commercial Mortgage Pass-Through Certificate Series 2003-Lb1A Class X2±^(c)	1.81	06/10/10	109,991

1,224,058	Lehman Brothers-UBS Commercial Mortgage Obligation Series C3 Class XCL±^(c)	0.27	08/17/21	35,806

1,330,594	Wachovia Bank Commercial Mortgage Trust Series 2002-C1 Class I0I±^(c)	0.38	04/15/34	38,612

465,000	Wachovia Bank Commercial Mortgage Trust Series 2002-C4 Class XP±^(c)	1.26	04/15/35	22,261

Total Mortgage-Backed Securities (Cost $207,099)				206,670

US Treasury Securities – 95.33%

US Treasury Bonds – 27.04%

2,750,000	US Treasury Bond//	3.63	04/15/28	3,830,631

5,380,000	US Treasury Bond//	3.88	04/15/29	7,712,610

				11,543,241

US Treasury Notes – 68.29%

5,645,000	US Treasury Note//	3.38	01/15/07	7,129,830

150,000	US Treasury Note//	3.63	01/15/08	189,452

6,145,000	US Treasury Note//	4.25	01/15/10	7,810,852

3,490,000	US Treasury Note//	3.50	01/15/11	4,147,860

7,515,000	US Treasury Note//	3.00	07/15/12	8,400,460

1,480,000	US Treasury Note//	1.88	07/15/13	1,475,948

				29,154,402

Total US Treasury Securities (Cost $40,535,389)				40,697,643

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INFLATION-PROTECTED BOND FUND

Shares	Security Name		Value

Short-Term Investments – 1.22%

522,378	Wells Fargo Money Market Trust~		$522,378

Total Short-Term Investments (Cost $522,378)			522,378

Total Investments in Securities (Cost $41,752,186)*		98.17%	$41,911,922

Other Assets and Liabilities, Net		1.83	782,207

Total Net Assets		100.00%	$42,694,129

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
//	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(c)	Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of November 30, 2003.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 4.03%

$2,800,000	Americredit Automobile Series 2003-DM Class A4	2.84%	08/06/10	$2,771,138

8,000,000	Bank One Issuance Trust Series 2003-A7 Class A7	3.35	03/15/11	7,902,981

4,575,000	Capital One Auto Finance Trust Series 2003-B Class A4	3.18	09/15/10	4,552,840

6,820,000	Daimler Chrysler Auto Trust Series 2003-B Class A4	2.86	03/08/09	6,818,090

3,000,000	Household Automotive Trust Series 2003-2 Class A4	3.02	12/17/10	2,963,906

3,875,000	Providian Gateway Master Trust Series 2001-B Class A±^	1.42	04/15/09	3,884,123

Total Asset-Backed Securities (Cost $29,061,531)				28,893,078

Collateralized Mortgage Obligations – 2.32%

45,656,000	Bear Stearns Commercial Mortgage Securities Series 2003-T10 Class X2±^(c)	1.44	03/13/40	3,006,329

139,105,000	Bear Stearns Commercial Mortgage Securities Series 2003-T12 Class X2±^(c)	0.93	08/13/39	4,945,878

43,422,101	CS First Boston Mortgage Securities Corporation Series 1998-C2 Class AX±(c)	1.19	11/11/30	1,680,201

61,736,425	CS First Boston Mortgage Securities Corporation Series 2003-C3 Class AX±^(c)	0.13	05/15/38	2,330,939

28,621,777	First Union National Bank – Bank of America Commercial Mortgage Trust Interest Only Series 2001-C1 Class Io2±^(c)	2.00	03/15/11	2,498,538

63,257,880	GMAC Commercial Mortgage Securities Incorporated Interest Only Series 2002-C1 Class X1±^(c)	0.76	11/15/39	2,178,741

Total Collateralized Mortgage Obligations (Cost $16,698,114)				16,640,626

Mortgage-Backed Securities – 1.90%

45,336,589	Commercial Mortgage Pass-Through Certificate Series 2003-Lb1A Class X2±^(c)	1.81	06/10/10	3,427,215

52,764,871	Lehman Brothers-UBS Commercial Mortgage Obligation Series C3 Class XCL±^	0.27	08/17/21	1,543,473

42,654,597	Salomon Brothers Mortgage Securities VII Series 2002-Key2 Class X1±^(c)	1.43	03/18/36	3,026,028

74,414,725	Wachovia Bank Commercial Mortgage Trust Series 2002-C1 Class I0I±^(c)	0.38	04/15/34	2,159,419

24,352,033	Washington Mutual Asset Securities Corporation Series 2003-C1A Class X±^(c)	3.37	01/25/35	3,492,995

Total Mortgage-Backed Securities (Cost $13,504,477)				13,649,130

Corporate Bonds & Notes – 0.15%

Student Loan Marketing Association – 0.15%

1,000,000	Sallie Mae Incorporated Series MTN	9.15	12/01/04	1,075,562

Total Corporate Bonds & Notes (Cost $1,109,951)				1,075,562

US Government Agency Securities – 70.56%

Federal Home Loan Bank – 13.31%

30,000,000	FHLB Series 3WO8	5.50	08/15/08	32,389,350

20,000,000	FHLB Series 8K05	7.25	05/13/05	21,563,380

7,000,000	FHLB Series DV11	6.44	12/12/11	7,882,686

1,000,000	FHLB Series EY05	6.15	11/28/05	1,075,729

16,000,000	FHLB Series K805	6.50	11/15/05	17,308,784

1,000,000	FHLB Series LL05	7.32	04/21/05	1,076,191

3,000,000	FHLB Series MTN	6.32	06/28/05	3,201,309

10,000,000	FHLB Series TD06	6.50	11/15/06	11,013,170

				95,510,599

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation – 21.08%

$5,000,000	FHLMC	7.10%	04/10/07	$5,660,795

8,000,000	FHLMC	6.63	09/15/09	9,100,872

7,300,000	FHLMC	2.88	12/15/06	7,297,569

8,000,000	FHLMC	5.25	01/15/06	8,489,456

24,000,000	FHLMC	5.50	09/15/11	25,632,911

12,000,000	FHLMC	4.88	03/15/07	12,703,572

15,000,000	FHLMC	2.13	11/15/05	14,982,255

4,000,000	FHLMC	8.07	01/27/05	4,297,676

5,192,504	FHLMC #A10252	5.00	06/01/33	5,088,596

8,275,155	FHLMC #A10545	5.50	06/01/33	8,326,782

3,782,047	FHLMC #C01345	7.00	04/01/32	3,990,613

10,977,519	FHLMC #C01444	6.00	01/01/33	11,286,300

1,892,417	FHLMC #C22339	6.50	02/01/29	1,977,193

1,177,744	FHLMC #C31808	7.50	10/01/29	1,259,599

2,914,547	FHLMC #C59553	7.50	11/01/31	3,116,167

6,916,400	FHLMC #C65086	7.50	03/01/32	7,395,004

4,083,375	FHLMC #C65576	7.50	04/01/32	4,365,939

126,332	FHLMC #E00228	6.50	07/01/08	133,626

6,620,851	FHLMC #E00659	6.00	04/01/14	6,921,130

8,767,549	FHLMC #E96459	5.00	05/01/18	8,882,232

273,216	FHLMC #G00683	8.50	12/01/25	297,750

				151,206,037

Federal National Mortgage Association – 29.49%

8,000,000	FNMA	6.38	06/15/09	9,002,480

17,000,000	FNMA	7.25	01/15/10	19,921,399

10,000,000	FNMA	6.63	10/15/07	11,217,370

20,000,000	FNMA	5.00	01/15/07	21,248,500

8,000,000	FNMA	3.25	08/15/08	7,883,368

10,700,000	FNMA	2.63	11/15/06	10,639,684

102,185	FNMA #190705	6.50	03/01/09	108,379

351,578	FNMA #252260	6.00	02/01/14	368,000

1,752,471	FNMA #253057	8.00	12/01/29	1,900,846

506,083	FNMA #253266	8.00	05/01/30	546,809

2,752,997	FNMA #254190	5.50	02/01/09	2,827,884

2,674,621	FNMA #254218	7.00	02/01/32	2,822,263

1,154,097	FNMA #254223	7.50	02/01/32	1,231,391

6,142,465	FNMA #254372	6.00	07/01/17	6,416,616

5,680,459	FNMA #254688	5.50	03/01/23	5,762,905

2,692,049	FNMA #254805	5.00	06/01/13	2,757,928

7,236,258	FNMA #254831	5.00	08/01/23	7,204,536

550,426	FNMA #417768	6.50	03/01/28	574,683

1,934,654	FNMA #429182	6.50	05/01/28	2,019,911

758,777	FNMA #486852	6.50	03/01/29	792,215

1,121,819	FNMA #520842	8.00	11/01/29	1,221,668

823,724	FNMA #545026	6.50	06/01/16	869,142

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association (continued)

$7,459,218	FNMA #545814	6.50%	08/01/32	$7,778,353

7,049,664	FNMA #555531	5.50	06/01/33	7,098,052

2,155,334	FNMA #584829	6.00	05/01/16	2,251,476

2,716,258	FNMA #607067	6.00	11/01/16	2,837,421

7,967,335	FNMA #617707	6.00	05/01/32	8,187,910

22,463,843	FNMA #667604	5.50	10/01/32	22,619,139

5,125,236	FNMA #672952	5.50	12/01/17	5,283,120

4,946,469	FNMA #699853	5.50	04/01/18	5,098,617

748,720	FNMA #70765	9.00	03/01/21	834,524

8,970,566	FNMA #746299±	4.15	09/01/33	9,003,489

9,966,329	FNMA #746320±	3.77	10/01/33	9,939,400

13,400,000	FNMA TBA%%	4.50	12/01/18	13,303,681

				211,573,159

Government National Mortgage Association – 6.68%

150,479	GNMA #1580	10.00	03/20/21	167,967

1,838,802	GNMA #158794	7.00	09/15/28	1,957,639

109,432	GNMA #1616	10.00	05/20/21	122,149

74,641	GNMA #2025	7.00	05/20/10	79,593

1,341,610	GNMA #2824	7.00	10/20/29	1,422,821

419,795	GNMA #306052	9.00	06/15/21	467,062

7,843,328	GNMA #3376	6.00	04/20/33	8,105,803

1,524,485	GNMA #417290	7.00	03/15/26	1,624,984

1,023,464	GNMA #467791	7.50	04/15/28	1,097,041

1,182,098	GNMA #486958	6.50	02/15/29	1,243,707

1,739,617	GNMA #563382	7.00	11/15/31	1,850,410

10,324,755	GNMA #592752	6.00	05/15/33	10,689,682

6,732,474	GNMA #604556	5.50	08/15/33	6,810,536

9,557,551	GNMA #621750	6.00	11/15/33	9,895,361

2,275,349	GNMA #781123	7.00	12/15/29	2,422,101

				47,956,856

Total US Government Agency Securities (Cost $499,850,728)				506,246,651

US Treasury Securities – 19.75%

US Treasury Bonds – 11.35%

9,000,000	US Treasury Bond	8.13	08/15/19	12,069,144

14,500,000	US Treasury Bond	12.00	08/15/13	20,004,330

6,000,000	US Treasury Bond	12.50	08/15/14	8,762,112

9,400,000	US Treasury Bond	11.63	11/15/04	10,304,750

4,000,000	US Treasury Bond	11.25	02/15/15	6,379,220

10,100,000	US Treasury Bond	9.38	02/15/06	11,673,388

8,500,000	US Treasury Bond	9.13	05/15/18	12,247,302

				81,440,246

US Treasury Notes – 8.40%

9,000,000	US Treasury Note	7.25	05/15/04	9,251,721

19,500,000	US Treasury Note	7.50	02/15/05	20,890,136

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

US Treasury Notes (continued)

$20,000,000	US Treasury Note	6.50%	08/15/05	$21,563,280

8,000,000	US Treasury Note	5.75	11/15/05	8,574,064

				60,279,201

Total US Treasury Securities (Cost $135,269,641)				141,719,447

Shares

Short-Term Investments – 2.71%

19,472,719	Wells Fargo Money Market Trust~			19,472,719

Total Short-Term Investments (Cost $19,472,719)				19,472,719

Total Investments in Securities (Cost $714,967,161)*	101.42%	$727,697,213

Other Assets and Liabilities, Net	(1.42)	(10,182,558)

Total Net Assets	100.00%	$717,514,655

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
%%	When-issued securities, total cost $13,316,250
(c)	Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of November 30, 2003.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO LIMITED TERM GOVERNMENT INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 4.42%

$1,250,000	Americredit Automobile Series 2003-DM Class A4	2.84%	08/06/10	$1,237,115

3,000,000	Bank One Issuance Trust Series 2003-A7 Class A7	3.35	03/15/11	2,963,618

1,480,000	Capital One Auto Finance Trust Series 2003-B Class A4	3.18	09/15/10	1,472,831

2,190,000	Daimler Chrysler Auto Trust Series 2003-B Class A4	2.86	03/08/09	2,189,387

1,000,000	Household Automotive Trust Series 2003-2 Class A4	3.02	12/17/10	987,969

1,250,000	Providian Gateway Master Trust Series 2001-B Class A±^	1.42	04/15/09	1,252,943

Total Asset-Backed Securities (Cost $10,167,283)				10,103,863

Collateralized Mortgage Obligations – 2.85%

14,815,000	Bear Stearns Commercial Mortgage Securities Series 2003-T10 Class X2±^(c)	1.44	03/13/40	975,529

46,995,000	Bear Stearns Commercial Mortgage Securities Series 2003-T12 Class X2±^(c)	0.93	08/13/39	1,670,907

14,098,679	CS First Boston Mortgage Securities Corporation Series 1998-C2 Class AX±(c)	1.19	11/11/30	545,543

20,578,808	CS First Boston Mortgage Securities Corporation Series 2003-C3 Class AX ±^(c)	0.13	05/15/38	776,980

9,540,000	First Union National Bank – Bank of America Commercial Mortgage Trust Interest Only Series 2001-C1 Class Io2±^(c)	2.00	03/15/11	832,794

21,085,783	GMAC Commercial Mortgage Securities Incorporated Interest Only Series 2002-C1 Class X1±(c)	0.76	11/15/39	726,241

13,848,818	Salomon Brothers Mortgage Securities VII Series 2002-Key2 Class X1±^(c)	1.43	03/18/36	982,471

Total Collateralized Mortgage Obligations (Cost $6,490,221)				6,510,465

Mortgage-Backed Securities – 1.02%

15,110,000	Commercial Mortgage Pass-Through Certificate Series 2003-Lb1A Class X2±^(c)	1.81	06/10/10	1,142,239

16,999,482	Lehman Brothers-UBS Commercial Mortgage Obligation Series C3 Class XCL±^(c)	0.27	08/17/21	497,267

24,147,825	Wachovia Bank Commercial Mortgage Trust Series 2002-C1 Class I0I±^(c)	0.38	04/15/34	700,738

Total Mortgage-Backed Securities (Cost $2,342,705)				2,340,244

US Government Agency Securities – 76.95%

Federal Home Loan Mortgage Corporation – 38.55%

8,000,000	FHLMC	2.88	12/15/06	7,997,336

16,000,000	FHLMC	5.25	01/15/06	16,978,912

3,000,000	FHLMC	5.50	09/15/11	3,204,114

10,000,000	FHLMC	4.88	03/15/07	10,586,310

10,000,000	FHLMC	2.75	08/15/06	10,019,190

20,000,000	FHLMC	2.13	11/15/05	19,976,341

2,274	FHLMC #845410±	3.60	07/01/23	2,325

1,235	FHLMC #845613±	4.34	01/01/24	1,272

1,748,765	FHLMC #A10252	5.00	06/01/33	1,713,771

4,358,892	FHLMC #A10545	5.50	06/01/33	4,386,086

865,540	FHLMC #C00894	6.50	12/01/29	903,726

283,296	FHLMC #C01034	8.00	08/01/30	305,230

1,260,682	FHLMC #C01345	7.00	04/01/32	1,330,204

3,121,274	FHLMC #C01444	6.00	01/01/33	3,209,070

889,080	FHLMC #C59553	7.50	11/01/31	950,584

1,454,034	FHLMC #C65086	7.50	03/01/32	1,554,651

1,933,242	FHLMC #C65576	7.50	04/01/32	2,067,019

2,916,357	FHLMC #E96459	5.00	05/01/18	2,954,504

				88,140,645

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO LIMITED TERM GOVERNMENT INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association – 32.34%

$10,000,000	FNMA	7.00%	07/15/05	$10,812,301

5,500,000	FNMA	5.00	01/15/07	5,843,338

6,125,000	FNMA	3.25	08/15/08	6,035,704

5,420,000	FNMA	2.63	11/15/06	5,389,447

240,382	FNMA #253881	7.00	07/01/16	256,050

1,350,833	FNMA #254190	5.50	02/01/09	1,387,578

2,139,696	FNMA #254218	7.00	02/01/32	2,257,810

1,154,097	FNMA #254223	7.50	02/01/32	1,231,391

1,682,026	FNMA #254243	6.00	02/01/09	1,727,759

4,846,945	FNMA #254372	6.00	07/01/17	5,063,275

3,651,724	FNMA #254688	5.50	03/01/23	3,704,724

2,405,567	FNMA #254831	5.00	08/01/23	2,395,021

536,600	FNMA #401770	6.50	10/01/27	560,575

356,962	FNMA #486852	6.50	03/01/29	372,693

665,263	FNMA #488341	6.50	04/01/29	694,085

475,289	FNMA #545026	6.50	06/01/16	501,495

3,229,635	FNMA #545814	6.50	08/01/32	3,367,812

2,349,888	FNMA #555531	5.50	06/01/33	2,366,017

465,223	FNMA #584829	6.00	05/01/16	485,975

909,908	FNMA #607067	6.00	11/01/16	950,496

3,718,089	FNMA #617707	6.00	05/01/32	3,821,025

1,096,138	FNMA #667604	5.50	10/01/32	1,103,716

2,575,495	FNMA #672952	5.50	12/01/17	2,654,834

1,682,119	FNMA #699853	5.50	04/01/18	1,733,859

2,561,595	FNMA #746299±	4.15	09/01/33	2,570,996

4,170,909	FNMA #746320±	3.77	10/01/33	4,159,639

3,533	FNMA Series G93-19 Class FJ±	2.75	04/25/23	3,550

2,500,000	FNMA TBA%%	4.50	12/01/18	2,482,030

				73,933,195

Government National Mortgage Association – 6.06%

57,309	GNMA #157247	9.50	05/20/16	63,405

319,029	GNMA #2036	8.00	07/20/25	344,642

4,543,130	GNMA #3376	6.00	04/20/33	4,695,165

1,098,465	GNMA #417290	7.00	03/15/26	1,170,879

465,585	GNMA #486958	6.50	02/15/29	489,851

4,661,883	GNMA #592752	6.00	05/15/33	4,826,656

2,238,763	GNMA #604556	5.50	08/15/33	2,264,721

				13,855,319

Total US Government Agency Securities (Cost $175,206,075)				175,929,159

US Treasury Securities – 13.90%

US Treasury Notes – 13.90%

7,000,000	US Treasury Note	7.88	11/15/04	7,426,566

6,800,000	US Treasury Note	6.50	05/15/05	7,271,485

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO LIMITED TERM GOVERNMENT INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

US Treasury Notes (continued)

$8,000,000	US Treasury Note	5.75%	11/15/05	$8,574,064

8,500,000	US Treasury Note	1.63	01/31/05	8,511,620

				31,783,735

Total US Treasury Securities (Cost $31,781,455)				31,783,735

Shares

Short-Term Investments – 1.48%

3,387,361	Wells Fargo Money Market Trust ~			3,387,361

Total Short-Term Investments (Cost $3,387,361)		3,387,361

Total Investments in Securities (Cost $229,375,100)*	100.62%	$230,054,827

Other Assets and Liabilities, Net	(0.62)	(1,412,890)

Total Net Assets	100.00%	$228,641,937

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
%%	When-issued securities, total cost $2,484,375
(c)	Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of November 30, 2003.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 9.58%

$4,430,000	American Express Credit Account Master Trust Series 1991-1 Class A	5.60%	11/15/2006	$4,503,012

1,242,000	American Express Credit Account Master Trust Series 2001-2 Class A	5.53	10/15/2008	1,326,851

3,000,000	American Express Credit Account Master Trust Series 2003-4 Class A	1.69	01/15/2009	2,926,592

5,000,000	BMW Vehicle Owner Trust Series 2003-A Class A3	1.94	02/25/2007	5,000,636

3,380,000	Capital Auto Receivables Asset Trust Series 2001-2 Class A4	5.00	12/15/2006	3,447,410

1,241,288	Chase Funding Mortgage Loan Series 2001-3 Class 2A1±	1.37	10/25/2031	1,241,696

4,015,000	Citibank Credit Card Issuance Trust Series 2000-A1 Class A1	6.90	10/15/2007	4,352,403

4,600,000	Daimler Chrysler Auto Trust Series 2002-1 Class A3	3.85	04/06/2006	4,659,138

4,000,000	Daimler Chrysler Auto Trust Series 2002-B Class A3	2.93	06/06/2006	4,042,745

919,716	Ford Credit Auto Owner Trust Class 2002-B Class A3A	4.14	12/15/2005	932,785

3,750,000	Ford Credit Auto Owner Trust Series 2002-D Class A3A	2.68	02/15/2006	3,786,776

600,000	Ford Credit Auto Owner Trust Series 2003-A Class A3A	2.20	07/17/2006	602,832

4,000,000	Honda Auto Receivables Owner Trust Series 2002-3 Class A3	3.00	05/18/2006	4,044,190

3,417,000	Honda Auto Receivables Owner Trust Series 2003-1 Class A3	1.92	11/20/2006	3,420,830

2,800,000	MBNA Master Credit Card Trust USA Series 1997-I Class A	6.55	01/15/2007	2,900,882

3,600,000	Toyota Auto Receivables Owner Trust Series C Class A3	2.65	11/15/2006	3,631,432

900,000	Volkswagen Auto Loan Enhanced Trust Series 2003-1 Class A4	1.93	01/20/2010	876,060

Total Asset-Backed Securities (Cost $51,782,378)				51,696,270

US Government Agency Securities – 59.52%

Federal Home Loan Mortgage Corporation – 34.81%

13,360,324	FHLMC #C90562	6.00	07/01/2022	13,786,051

15,277,112	FHLMC #E96817	4.50	06/01/2013	15,416,583

14,365,550	FHLMC #G11470	4.50	11/01/2013	14,308,708

8,683,399	FHLMC #M80856	4.50	10/01/2010	8,793,345

25,627,563	FHLMC #M80865	4.50	11/01/2010	25,952,050

9,167,071	FHLMC #M90803	4.50	03/01/2008	9,380,542

8,185,355	FHLMC #M90805	4.50	04/01/2008	8,375,964

5,126,000	FHLMC #M90878	4.50	11/01/2008	5,245,367

2,570,282	FHLMC Series 1488 Class PG	7.00	04/15/2008	2,698,463

4,124,576	FHLMC Series 1490 Class CA	6.50	04/15/2008	4,311,343

6,276,486	FHLMC Series 1594 Class H	6.00	10/15/2008	6,574,683

3,305,000	FHLMC Series 1626 Class PT	6.00	12/15/2008	3,507,796

7,084,460	FHLMC Series 1662 Class C	6.25	06/15/2008	7,286,833

3,092,802	FHLMC Series 2122 Class K	6.00	02/15/2029	3,185,266

1,064,254	FHLMC Series 2122 Class VA	6.00	09/15/2005	1,063,891

304,594	FHLMC Series 22 Class A4	7.12	10/25/2027	312,058

4,343,753	FHLMC Series 2509 Class TU	5.50	10/15/2009	4,556,962

4,490,044	FHLMC Series 2663 Class BA	5.00	02/15/2011	4,664,815

36,358,003	FHLMC Series 2705 Class LA	4.50	02/15/2023	37,301,039

10,939,000	FHLMC TBA%%	5.00	12/01/2010	11,137,269

				187,859,028

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND

Principal	Security Name		Interest Rate	Maturity Date	Value

Federal National Mortgage Association – 24.52%

$348,530	FNMA #252432		5.00%	02/01/09	$354,306

12,828,090	FNMA #254958		4.50	10/01/13	12,965,290

1,068,995	FNMA #420599		5.00	03/01/27	1,051,348

2,698,214	FNMA Series 1993-10 Class PH		6.50	12/25/07	2,784,956

2,189,836	FNMA Series 1993-104 Class ZB		6.50	07/25/23	2,288,071

10,950,000	FNMA Series 1993-188 Class K		6.00	10/25/08	11,812,477

7,259,040	FNMA Series 1993-240 Class PC		6.25	07/25/13	7,559,108

170,004	FNMA Series 1993-99 Class D		6.70	03/25/04	170,891

3,394,840	FNMA Series 1999-11 Class B		5.50	04/25/07	3,501,921

616,191	FNMA Series 2001-53 Class CA		5.75	06/25/31	628,408

17,488,287	FNMA Series 2002-55 Class KY		4.75	04/25/28	17,621,042

5,746,704	FNMA Series 2002-70 Class QU		5.50	05/25/10	6,076,578

6,365,703	FNMA Series 2002-78 Class VA		5.50	06/25/10	6,622,495

13,640,365	FNMA Series 2002-82 Class QH		4.50	11/25/16	13,722,972

1,279,572	FNMA Series 2003-13 Class MK		4.25	10/25/06	1,280,088

11,225,000	FNMA Series 2003-2 Class QB		4.50	07/25/23	11,384,316

18,583,219	FNMA Series 2003-24 Class LA		4.50	04/25/10	18,850,019

13,342,446	FNMA Series 2003-41 Class OK		4.50	07/25/17	13,664,403

					132,338,689

Government National Mortgage Association – 0.19%

1,002,002	GNMA Series 1998-18 Class VI		6.50	07/20/05	1,027,730

Total US Government Agency Securities (Cost $321,284,856)					321,225,447

US Treasury Securities – 32.06%

US Treasury Bonds – 1.67%

6,550,000	US Treasury Bond		12.00	08/15/13	9,036,439

US Treasury Notes – 30.39%

99,752,000	US Treasury Note		5.75	11/15/05	106,910,004

30,732,000	US Treasury Note		2.38	08/15/06	30,709,197

26,345,000	US Treasury Note		2.00	08/31/05	26,401,589

					164,020,790

Total US Treasury Securities (Cost $173,406,118)					173,057,229

Short-Term Investments – 2.34%

Repurchase Agreements – 2.34%

12,608,000	Bear Stearns – 102% Collateralized by US Government Securities		1.09	12/01/03	12,608,000

Total Short-Term Investments (Cost $12,608,000)					12,608,000

Total Investments in Securities (Cost $559,081,352)*		103.50%			$558,586,946

Other Assets and Liabilities, Net		(3.50)			(18,918,262)

Total Net Assets		100.00%			$539,668,684

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND

SCHEDULE OF SECURITIES SOLD SHORT – NOVEMBER 30, 2003

Principal	Description	Interest Rate	Maturity Date	Value

(9,708,000)	FNMA 15 Year TBA	4.50%	12/01/18	(9,638,219)

Total Securities Sold Short (Total Proceeds $9,601,819)				$(9,638,219)

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
±	Variable Rate Securities.
%%	When-issued securities, total cost $ 11,171,454.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 5.67%

$580,000	American Express Credit Account Master Trust Series 2001-2 Class A	5.53%	10/15/08	$619,624

1,050,000	Bank One Auto Securitization Trust Series 2003-1 Class A3	1.82	09/20/07	1,040,009

587,000	Bank One Issuance Trust Series 2003-A7 Class A7	3.35	03/15/11	579,881

500,000	BMW Vehicle Owner Trust Series 2003-A Class A3	1.94	02/25/07	500,064

214,000	Capital Auto Receivables Asset Trust Series 2001-2 Class A4	5.00	12/15/06	218,268

235,575	Capital Auto Receivables Asset Trust Series 2002-4 Class A2B	1.74	01/17/05	235,837

1,000,000	Citibank Credit Card Issuance Trust Series 2000-A1 Class A1	6.90	10/15/07	1,084,036

1,200,000	Citibank Credit Card Issuance Trust Series 2000-A3 Class A3	6.88	11/16/09	1,360,639

260,000	Citibank Credit Card Issuance Trust Series 2003-A6 Class A6	2.90	05/17/10	252,237

780,000	Citibank Credit Card Issuance Trust Series 2003-A7 Class A7	4.15	07/07/17	718,544

200,000	Connecticut RRB Special Purpose Trust Cl&P Series 1 Class A5	6.21	12/30/11	223,237

330,000	Daimler Chrysler Auto Trust Series 2003-B Class A3	2.25	08/08/07	329,943

750,000	Ford Credit Auto Owner Trust Series 2002-D Class A3A	2.68	02/15/06	757,355

1,100,000	Ford Credit Auto Owner Trust Series 2003-A Class A3A	2.20	07/17/06	1,105,193

960,000	MBNA Credit Card Master Note Trust Series 2001-A1 Class A1	5.75	10/15/08	1,030,918

300,000	MBNA Master Credit Card Trust USA Series 2000-L Class A	6.50	04/15/10	334,845

612,000	Peco Energy Transition Trust Series 2000-A Class A3	7.63	03/01/10	716,353

750,000	Toyota Auto Receivables Owner Trust Series C Class A3	2.65	11/15/06	756,548

830,000	Volkswagen Auto Loan Enhanced Trust Series 2003-1 Class A4	1.93	01/20/10	807,922

200,000	World Omni Auto Receivables Trust Series 2003-B Class A3	2.20	01/15/08	199,981

Total Asset-Backed Securities (Cost $12,898,628)				12,871,434

Collateralized Mortgage Obligations – 1.00%

2,035,000	Nomura Asset Securities Corporation Series 1998-D6 Class A1B	6.59	03/15/30	2,264,775

Total Collateralized Mortgage Obligations (Cost $2,312,882)				2,264,775

Corporate Bonds & Notes – 20.55%

Business Services – 0.23%

525,000	Hutchison Whamp International Limited^	5.45	11/24/10	524,088

Communications – 5.57%

508,000	AT&T Corporation	8.75	11/15/31	583,338

615,000	AT&T Wireless Services Incorporated	8.13	05/01/12	701,943

740,000	British Sky Broadcasting plc	8.20	07/15/09	868,290

330,000	British Telecommunications plc	8.38	12/15/10	396,414

145,000	British Telecommunications plc	8.88	12/15/30	185,518

1,295,000	Comcast Cable Communications Holdings Incorporated	8.38	03/15/13	1,570,896

562,000	Deutsche Telekom International Finance BV	8.75	06/15/30	707,582

600,000	France Telecom	8.45	03/01/06	671,038

460,000	Intelsat Limited^	6.50	11/01/13	476,629

395,000	Liberty Media Corporation	7.88	07/15/09	453,522

815,000	Sprint Capital Corporation	8.38	03/15/12	925,425

690,000	Telecom Italia Capital^	5.25	11/15/13	686,179

575,000	Telefonos de Mexico SA^	4.50	11/19/08	578,594

1,875,000	Time Warner Incorporated	6.88	05/01/12	2,085,043

670,000	Verizon Global Funding Corporation	7.75	12/01/30	772,420

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Communications (continued)

$440,000	Verizon New York Incorporated Series A	6.88%	04/01/12	$481,728

510,000	Vodafone Group plc	3.95	01/30/08	515,009

				12,659,568

Depository Institutions – 1.87%

1,090,000	Bank of America Corporation	3.25	08/15/08	1,067,377

330,000	Capital One Bank	5.75	09/15/10	345,013

450,000	PNC Funding Corporation	5.25	11/15/15	446,116

430,000	Royal Bank of Scotland Group plc	5.00	10/01/14	423,708

670,000	Union Planters Corporation	4.38	12/01/10	660,404

425,000	US Bancorp Series MTNN	3.13	03/15/08	416,579

395,000	Wachovia Bank NA	5.00	08/15/15	389,459

485,000	Zions Bancorporation	6.00	09/15/15	502,710

				4,251,366

Electric, Gas & Sanitary Services – 0.65%

405,000	American Electric Power Company Incorporated	5.25	06/01/15	395,715

720,000	Dominion Resources Incorporated	5.00	03/15/13	713,519

190,000	Duke Energy Corporation	6.25	01/15/12	205,384

145,000	Progress Energy Incorporated	7.75	03/01/31	168,873

				1,483,491

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.72%

775,000	Lockheed Martin Corporation	7.20	05/01/36	918,476

555,000	Lockheed Martin Corporation	8.50	12/01/29	720,523

				1,638,999

Financial Services – 0.18%

355,000	Citigroup Incorporated	7.25	10/01/10	411,422

Food & Kindred Products – 0.73%

760,000	Diageo Capital plc	3.38	03/20/08	750,639

770,000	Kellogg Company Series B	7.45	04/01/31	909,642

				1,660,281

Food Stores – 0.57%

390,000	Kroger Company	6.80	04/01/11	433,010

665,000	Yum! Brands Incorporated	7.70	07/01/12	763,088

90,000	Yum! Brands Incorporated	7.65	05/15/08	101,475

				1,297,573

Forestry – 0.24%

495,000	Weyerhaeuser Company	6.75	03/15/12	533,862

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO MONTGOMERY TOTAL RETURN FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Health Services – 0.60%

$425,000	Humana Incorporated	6.30%	08/01/18	$442,762

575,000	Medco Health Solutions Incorporated	7.25	08/15/13	621,052

285,000	Schering-Plough Corporation	5.30	12/01/13	284,518

				1,348,332

Holding & Other Investment Offices – 0.44%

280,000	Lehman Brothers Holdings Incorporated	4.38	11/30/10	276,888

625,000	National Rural Utilities Cooperative Finance Series MTNC	7.25	03/01/12	723,569

				1,000,457

Metal Mining – 0.25%

340,000	BHP Billiton Finance USA BV	4.80	04/15/13	337,814

230,000	Placer Dome Incorporated^	6.45	10/15/35	231,627

				569,441

Miscellaneous Manufacturing Industries – 0.13%

255,000	TRW Incorporated	7.75	06/01/29	304,011

Motion Pictures – 0.17%

310,000	Time Warner Entertainment Company LP	8.38	07/15/33	388,513

Non-Depository Credit Institutions – 3.93%

200,000	American Express Credit Corporation	3.00	05/16/08	194,452

280,000	Citigroup Incorporated	6.00	10/31/33	278,440

300,000	Ford Motor Credit Company±	1.02	08/15/48	283,464

425,000	Ford Motor Credit Company	7.38	10/28/09	449,607

470,000	Ford Motor Credit Company±	3.04	10/25/04	473,831

1,370,000	Ford Motor Credit Company	7.00	10/01/13	1,389,183

1,200,000	General Electric Capital Corporation	3.50	05/01/08	1,193,810

1,000,000	General Electric Capital Corporation Series MTNA	5.45	01/15/13	1,033,552

2,025,000	General Motors Acceptance Corporation	6.88	09/15/11	2,097,262

530,000	Household Finance Corporation	4.75	07/15/13	512,436

480,000	MBNA America Bank NA Series BKNT	5.38	01/15/08	508,578

510,000	SLM Corporation Series MTNA	5.00	10/01/13	503,522

				8,918,137

Oil & Gas Extraction – 0.41%

535,000	Encana Corporation	4.75	10/15/13	524,570

380,000	Pemex Project Funding Master Trust	8.63	02/01/22	415,150

				939,720

Petroleum Refining & Related Industries – 0.18%

340,000	Alberta Energy Company Limited	7.38	11/01/31	401,001

Pipelines, Except Natural Gas – 0.30%

605,000	Centerpoint Energy Resources Corporation^	7.88	04/01/13	685,060

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Printing, Publishing & Allied Industries – 0.26%

$550,000	Viacom Incorporated	5.63%	05/01/07	$590,163

Railroad Transportation – 1.02%

1,080,000	Canadian National Railway Company	7.38	10/15/31	1,267,062

960,000	Union Pacific Corporation	6.13	01/15/12	1,037,810

				2,304,872

Real Estate – 0.69%

37,852	Advanta Mortgage Loan Trust Series 1998-2 Class A13	6.36	01/25/25	38,142

580,000	Health Care Property Investors Incorporated	6.00	03/01/15	582,500

595,000	Health Care Real Estate Investment Trust	6.00	11/15/13	598,547

350,000	Simon Property Group LP	5.45	03/15/13	355,483

				1,574,672

Security & Commodity Brokers, Dealers, Exchanges & Services – 1.07%

500,000	Goldman Sachs Group Incorporated	4.75	07/15/13	482,913

530,000	JP Morgan Chase & Company	5.75	01/02/13	554,650

925,000	Merrill Lynch & Company	5.30	09/30/15	925,023

450,000	Morgan Stanley	5.30	03/01/13	455,520

				2,418,106

Transportation Equipment – 0.34%

550,000	Daimlerchrysler NA Holding Corporation	6.50	11/15/13	569,084

165,000	Northrop Grumman Corporation	7.75	02/15/31	199,443

				768,527

Total Corporate Bonds & Notes (Cost $46,379,571)				46,671,662

Foreign Government Bonds – 1.25%@

435,000	Chile Government International Bond	5.50	01/15/13	445,266

1,750,000	Mexico Government International Bond	8.63	03/12/08	2,047,500

285,000	Quebec Province	7.50	09/15/29	352,619

Total Foreign Government Bonds (Cost $2,868,911)				2,845,385

US Government Agency Securities – 59.08%

Federal Home Loan Mortgage Corporation – 25.76%

1,176,501	FHLMC	5.00	12/01/33	1,123,513

705,061	FHLMC #A14174	6.00	10/01/33	724,883

568,780	FHLMC #C90441	6.00	05/01/21	586,793

1,853,669	FHLMC #C90583	6.00	10/01/22	1,912,737

3,767,242	FHLMC #C90691	5.50	07/01/23	3,819,565

4,019,393	FHLMC #C90720	5.50	10/01/23	4,075,217

1,961,456	FHLMC #E97090	5.00	06/01/13	1,993,565

1,688,918	FHLMC #E99965	4.50	10/01/13	1,682,235

2,226,006	FHLMC #G11470	4.50	11/01/13	2,217,199

3,810,041	FHLMC #G11479	5.00	11/01/13	3,872,411

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)

$119,612	FHLMC Series 2410 Class PC	6.50%	05/15/27	$119,576

3,337,649	FHLMC Series 2498 Class DW	4.80	02/15/29	3,370,339

3,069,942	FHLMC Series 2500 Class MA	4.90	02/15/29	3,102,992

5,062,660	FHLMC Series 2509 Class CA	5.00	09/15/15	5,172,944

2,399,000	FHLMC Series 2513 Class HB	5.00	05/15/17	2,445,848

2,522,780	FHLMC Series 2513 Class QK	5.00	08/15/28	2,552,611

1,031,610	FHLMC Series 2516 Class AH	5.00	01/15/16	1,055,489

2,553,836	FHLMC Series 2527 Class BN	5.00	02/15/16	2,604,582

1,777,089	FHLMC Series 2545 Class HT	4.50	04/15/18	1,797,586

3,172,000	FHLMC Series 2707 Class MV	4.50	06/15/22	3,242,379

4,832,000	FHLMC TBA%%	5.00	12/01/10	4,919,580

4,266,000	FHLMC TBA%%	5.00	01/01/11	4,329,990

1,777,000	FHLMC	4.88	11/15/13	1,785,283

				58,507,317

Federal National Mortgage Association – 28.78%

1,390,000	FNMA	4.63	10/15/13	1,374,173

4,499,270	FNMA #254765	6.50	05/01/33	4,691,594

1,930,594	FNMA #254807	5.00	07/01/13	1,977,839

463,846	FNMA #669345	6.50	11/01/32	483,691

3,773,535	FNMA #677316	6.00	01/01/18	3,941,957

912,462	FNMA #703845	6.00	04/01/33	937,718

2,053,080	FNMA #704026	6.00	05/01/33	2,109,907

982,673	FNMA #704266	6.00	05/01/33	1,009,872

1,494,725	FNMA #704540	6.00	05/01/33	1,536,096

1,877,335	FNMA #737202	6.00	08/01/33	1,929,297

1,912,825	FNMA #743673	6.50	11/01/33	1,994,590

751,164	FNMA #743965	6.50	11/01/33	783,273

2,603,317	FNMA Series 2002-18 Class PB	5.50	09/25/13	2,638,936

2,944,251	FNMA Series 2002-55 Class KY	4.75	04/25/28	2,966,601

388,863	FNMA Series 2002-64 Class PA	5.00	01/25/19	392,413

2,001,654	FNMA Series 2002-93 Class TB	4.50	02/25/18	2,024,437

4,746,475	FNMA Series 2003-13 Class GA	4.50	06/25/32	4,840,917

1,520,000	FNMA Series 2003-92 Class VH	5.00	02/25/19	1,464,437

4,493,000	FNMA TBA%%	5.00	12/01/18	4,550,564

15,005,000	FNMA TBA%%	5.50	12/01/33	15,098,781

2,778,000	FNMA TBA%%	6.00	01/01/34	2,843,111

5,663,000	FNMA TBA%%	6.00	02/01/34	5,776,260

				65,366,464

Government National Mortgage Association – 4.54%

10,016,000	GNMA TBA%%	6.00	01/01/34	10,319,605

Total US Government Agency Securities (Cost $134,494,867)				134,193,386

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND

Principal	Security Name		Interest Rate	Maturity Date	Value

US Treasury Securities – 17.36%

US Treasury Bonds – 12.08%

$9,479,000	US Treasury Bond		12.00%	08/15/13	$13,077,314

5,387,000	US Treasury Bond		7.13	02/15/23	6,669,359

5,063,000	US Treasury Bond		6.13	11/15/27	5,666,606

1,954,000	US Treasury Bond		5.38	02/15/31	2,024,528

					27,437,807

US Treasury Notes – 5.28%

4,729,000	US Treasury Note		3.38	11/15/08	4,733,805

353,000	US Treasury Note		4.25	11/15/13	350,959

3,787,000	US Treasury Note		2.38	08/15/06	3,784,190

3,112,000	US Treasury Note		2.00	08/31/05	3,118,685

					11,987,639

Total US Treasury Securities (Cost $39,867,439)					39,425,446

Short-Term Investments – 15.01%

Repurchase Agreements – 15.01%

23,242,000	Bear Stearns – 102% Collateralized by US Government Securities		1.09	12/01/03	23,242,000

10,854,000	Greenwich Capital – 102% Collateralized by US Government Securities		1.09	12/01/03	10,854,000

Total Short-Term Investments (Cost $34,096,000)					34,096,000

Total Investments in Securities (Cost $272,918,298)*		119.92%			$272,368,088

Other Assets and Liabilities, Net		(19.92)			(45,252,110)

Total Net Assets		100.00%			$227,115,978

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
±	Variable Rate Securities.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Advisor based on procedures approved by the Board of Trustees.
%%	When-issued securities, total cost $47,732,380.
@	Foreign bond principal is denominated in U.S. dollars except as indicated parenthetically.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO INCOME FUNDS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO STABLE INCOME FUND

Face/ Share Amount	Security Description	Value

N/A	Wells Fargo Stable Income Portfolio	$1,021,552,087

Total Investment In Master Portfolios – (Cost $1,021,954,545)		1,021,552,087

Total Investments in Securities (Cost $1,021,954,545)*	99.92%	$1,021,552,087

Other Assets and Liabilities, Net	0.08	850,292

Total Net Assets	100.00%	$1,022,402,379

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

WELLS FARGO TACTICAL MATURITY BOND FUND

Face/ Share Amount	Security Description	Value

N/A	Wells Fargo Tactical Maturity Bond Portfolio	$12,982,048

Total Investment In Master Portfolios – (Cost $13,010,677)		12,982,048

Total Investments In Securities (Cost $13,010,677)*	99.80%	$12,982,048

Other Assets and Liabilities, Net	0.20	25,968

Total Net Assets	100.00%	$13,008,016

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO INCOME FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — NOVEMBER 30, 2003 (UNAUDITED)

	Diversified Bond	High Yield Bond		Income	Income Plus

ASSETS

INVESTMENTS:
In securities, at market value	$279,425,508	$254,121,560		$327,466,606	$51,211,365
Investments in affiliates	0	0		12,868,029	28,870,922
Repurchase Agreements	0	9,144,000		0	0

TOTAL IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)	279,425,508	263,265,560		340,334,635	80,082,287

Cash	0	1,480		0	11,981
Collateral for securities loaned (Note 2)	0	0		109,508,183	7,301,249
Receivable for dividends and interest and other receivables	0	5,457,626		4,251,596	702,586
Receivable for investments sold	0	0		1,479,271	255,799
Receivable for Fund shares issued	10,647	549,358		366,912	81,987
Receivable from investment advisory and affiliates (Note 3)	0	0		0	0
Prepaid expenses and other assets	0	11,195		0	21,059

TOTAL ASSETS	279,436,155	269,285,219		455,940,597	88,456,948

LIABILITIES
Payable to custodian for overdraft	0	0		12,034	0
Securities sold short, at value (Note 2)	0	0		0	0
Payable for investments purchased	0	1,000,000		3,444,287	235,113
Payable for foreign currency contracts	0	0		0	182,132
Payable for securities loaned (Note 2)	0	0		109,508,183	7,301,249
Dividends Payable	0	1,430,753		1,246,489	0
Payable for Fund shares redeemed	1,582	38,044		262,396	103,734
Payable for investment advisor and affiliates (Note 3)	167,221	158,237		217,194	38,524
Payable to other related parties(1)	2,573	84,802		20,349	103,277
Payable for interest rate swaps/spread locks	0	0		95,329	250,153
Accrued expenses and other liabilities	36,468	0		99,338	0

TOTAL LIABILITIES	207,844	2,711,836		114,905,599	8,214,182

TOTAL NET ASSETS	$279,228,311	$266,573,383		$341,034,998	$80,242,766

NET ASSETS CONSIST OF:

Paid-in capital	$272,806,954	$257,303,355		$361,381,192	$87,019,417
Undistributed net investment income (loss)	234,761	374,256		(5,940,368)	(540,055)
Undistributed net realized gain (loss) on investments and foreign currency transactions and futures	148,758	556,486		(18,316,662)	(6,998,572)
Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities denominated in foreign currencies.	6,037,838	8,339,286		4,006,165	1,194,261
Net unrealized appreciation (depreciation) of foreign currency	0	0		0	(182,132)
Net unrealized appreciation (depreciation) of options, swap agreements and short sale transactions	0	0		(95,329)	(250,153)

TOTAL NET ASSETS	$279,228,311	$266,573,383		$341,034,998	$80,242,766

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	N/A	$218,081,516		$21,739,855	$26,072,398
Shares outstanding – Class A	N/A	20,641,472		2,276,051	2,368,895
Net asset value per share – Class A	N/A	$10.57		$9.55	$11.01
Maximum offering price per share – Class A	N/A	$11.07	(2)	$10.00 (2)	$11.53 (2)
Net Assets – Class B	N/A	$24,147,025		$17,126,047	$44,505,027
Shares outstanding – Class B	N/A	2,285,986		1,794,883	4,042,749
Net asset value and offering price per share – Class B	N/A	$10.56		$9.54	$11.01
Net Assets – Class C	N/A	$24,344,842		N/A	$9,665,341
Shares outstanding – Class C	N/A	2,303,174		N/A	878,121
Net asset value per share – Class C	N/A	$10.57		N/A	$11.01
Maximum offering price per share – Class C(5)	N/A	$10.68		N/A	$11.12
Net Assets – Institutional Class	$279,228,311	N/A		$302,169,096	N/A
Shares outstanding – Institutional Class	10,754,640	N/A		31,679,018	N/A
Net asset value and offering price per share – Institutional Class	$25.96	N/A		$9.54	N/A
Net Assets – Select Class	N/A	N/A		N/A	N/A
Shares outstanding – Select Class	N/A	N/A		N/A	N/A
Net asset value and offering price per share – Select Class	N/A	N/A		N/A	N/A

INVESTMENT AT COST (NOTE 2)	$273,387,670	$254,926,274		$336,328,470	$78,891,820

SECURITIES ON LOAN, AT MARKET VALUE	$0	$0		$107,365,030	$7,119,067
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2)

(1)	Other related parties include trustees and distributor.
(2)	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(3)	Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(4)	Maximum offering price is computed as 100/98.00 of the net asset value. On investments of $50,000 or more, the offering price is reduced.
(5)	Maximum offering price is computed as 100/99.00 of net asset value.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

Inflation- Protected Bond		Intermediate Government Income	Limited Term Government	Montgomery Short Duration Government Bond	Montgomery Total Return Bond		Stable Income	Tactical Maturity Bond

$41,911,922		$727,697,213	$230,054,827	$545,978,946	$238,272,088		$1,021,552,087	$12,982,048
0		0	0	0	0		0	0
0		0	0	12,608,000	34,096,000		0	0

41,911,922		727,697,213	230,054,827	558,586,946	272,368,088		1,021,552,087	12,982,048

0		0	0	418	636		0	0
20,161,971		364,993,550	106,815,029	257,551,550	88,673,124		0	0
397,710		7,012,023	1,653,882	2,193,448	1,765,184		0	0
0		3,368,400	2,520,622	19,402,888	24,945,186		0	0
422,889		628,231	169,955	2,389,703	644,170		1,354,446	75,774
0		0	0	278,844	52,179		0	1,689
51,646		0	0	0	0		0	0

62,946,138		1,103,699,417	341,214,315	840,403,797	388,448,567		1,022,906,533	13,059,511

0		27,112	0	0	0		0	0
0		0	0	9,638,219	0		0	0
0		20,159,443	4,678,442	32,245,721	72,016,230		0	0
0		0	0	0	0		0	0
20,161,971		364,993,550	106,815,029	257,551,550	88,673,124		0	0
81,404		0	397,084	953,557	560,709		0	0
8,349		290,505	383,654	259,937	30,159		206,072	0
0		385,773	127,141	0	0		207,381	0
285		113,069	43,719	86,129	52,367		89,768	1,901
0		0	0	0	0		0	0
0		215,310	127,309	0	0		933	49,594

20,252,009		386,184,762	112,572,378	300,735,113	161,332,589		504,154	51,495

$42,694,129		$717,514,655	$228,641,937	$539,668,684	$227,115,978		$1,022,402,379	$13,008,016

$42,517,394		$754,819,025	$234,857,511	$540,446,008	$226,253,229		$1,025,722,038	$13,532,838
(58,432)		(18,512,145)	(107,843)	(242,597)	29,891		508,076	2,697

75,431		(31,522,277)	(6,787,458)	(3,921)	1,383,068		(3,425,277)	(498,890)

159,736		12,730,052	679,727	(494,406)	(550,210)		(402,458)	(28,629)
0		0	0	0	0		0	0

0		0	0	(36,400)	0		0	0

$42,694,129		$717,514,655	$228,641,937	$539,668,684	$227,115,978		$1,022,402,379	$13,008,016

$11,169,151		$183,519,810	$63,915,494	$53,040,773	$30,692,026		$205,512,978	N/A
1,122,655		16,357,138	6,287,320	5,202,844	2,444,853		19,835,935	N/A
$9.95		$11.22	$10.17	$10.19	$12.55		$10.36	N/A
$10.42	(2)	$11.75 (2)	$10.65 (2)	$10.51 (3)	$13.14	(2)	$10.57 (4)	N/A
$7,997,619		$63,077,167	$33,562,876	$9,221,202	$6,754,873		$43,728,423	N/A
804,775		5,632,447	3,301,480	903,967	537,569		4,227,543	N/A
$9.94		$11.20	$10.17	$10.20	$12.57		$10.34	N/A
$8,645,143		$29,816,565	N/A	$38,300,245	$6,550,608		$11,090,315	N/A
869,492		2,667,983	N/A	3,751,786	524,089		1,073,538	N/A
$9.94		$11.18	N/A	$10.21	$12.50		$10.33	N/A
$10.04		$11.29	N/A	N/A	$12.63		$10.43	N/A
$14,882,216		$441,101,113	$131,163,567	$439,106,464	$134,254,093		$762,070,663	$13,008,016
1,497,053		39,332,984	13,155,747	43,021,327	10,876,112		73,546,240	1,356,828
$9.94		$11.21	$9.97	$10.21	$12.34		$10.36	$9.59
N/A		N/A	N/A	N/A	$48,864,378		N/A	N/A
N/A		N/A	N/A	N/A	3,957,823		N/A	N/A
N/A		N/A	N/A	N/A	$12.35		N/A	N/A

$41,752,186		$714,967,161	$229,375,100	$559,081,352	$272,918,298		$1,021,954,545	$13,010,677

$19,622,739		$357,649,987	$104,839,238	$248,433,853	$85,874,625		$0	$0
				9,601,819

WELLS FARGO INCOME FUNDS	STATEMENTS OF OPERATIONS — FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

	Diversified Bond	High Yield Bond	Income	Income Plus	Inflation- Protected Bond

INVESTMENT INCOME
Dividends	$131,328	$232,463	$84,935	$21,863	$2,690
Dividends from affiliated securities	0	0	190,413	427,213	0
Interest	6,986,880	8,607,768	7,897,978	1,843,308	536,446
Securities lending income	59,298	0	69,530	8,808	2,777
Income on mortgage dollar rolls	0	0	120,340	25,155	0
Net Expenses from Portfolios	(553,236)	0	0	0	0

TOTAL INVESTMENT INCOME	6,624,270	8,840,231	8,363,196	2,326,347	541,913

EXPENSES
Advisory fees	409,490	622,228	966,428	239,701	82,159
Administration fees
Class A	N/A	278,525	57,503	39,513	13,941
Class B	N/A	31,097	29,595	75,330	10,703
Class C	N/A	32,603	N/A	16,993	11,343
Institutional Class	409,490	N/A	417,248	N/A	13,820
Select Class	N/A	N/A	N/A	N/A	N/A
Custody fees	0	20,742	38,658	7,990	3,287
Shareholder servicing fees	0	259,262	66,041	99,875	27,272
Portfolio accounting fees	19,308	15,883	20,989	12,249	10,909
Distribution fees (Note 3)
Class A	N/A	0	0	0	0
Class B	N/A	70,713	67,242	171,216	24,320
Class C	N/A	74,175	0	38,622	25,798
Legal and audit fees	13,010	13,906	17,254	8,829	14,959
Registration fees	25,962	17,260	14,553	14,571	18,104
Directors’ fees	3,178	3,178	3,178	3,178	3,178
Shareholder reports	9,779	6,087	7,582	1,297	8,121
Interest expense	0	0	0	0	0
Other	3,599	2,782	7,212	2,806	2,016

TOTAL EXPENSES	893,816	1,448,441	1,713,483	732,170	269,930

LESS:
Waived fees and reimbursed expenses (Note 3)	(297,700)	(113,639)	(162,383)	(192,360)	(86,387)
Net expenses	596,116	1,334,802	1,551,100	539,810	183,543

NET INVESTMENT INCOME (LOSS)	6,028,154	7,505,429	6,812,096	1,786,537	358,370

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
Securities	0	474,178	4,582,409	1,453,274	(74,963)
Foreign currency transactions	0	0	0	63,526	0
Securities transactions allocated from Portfolios	769,742	0	0	0	0
Financial futures transactions allocated from Portfolios	(113,875)	0	0	0	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	655,867	474,178	4,582,409	1,516,800	(74,963)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	0	4,692,680	(15,650,099)	(2,786,648)	(193,464)
Foreign currency contracts	0	0	0	(145,119)	0
Options, swap agreements and short sale transactions	0	0	(95,329)	(250,153)	0
Securities transactions allocated from Portfolios	(8,945,618)	0	0	0	0
Financial futures transactions allocated from Portfolios	203,202	0	0	0	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	(8,742,416)	4,692,680	(15,745,428)	(3,181,920)	(193,464)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(8,086,549)	5,166,858	(11,163,019)	(1,665,120)	(268,427)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,058,395)	$12,672,287	$(4,350,923)	$121,417	$89,943

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO INCOME FUNDS

		MONTGOMERY SHORT DURATION GOVERNMENT BOND		MONTGOMERY TOTAL RETURN BOND
Intermediate Government Income	Limited Term Government	For the Period Ended November 30, 2003	For the Year Ended June 30, 2003	For the Period Ended November 30, 2003	For the Year Ended June 30, 2003	Stable Income	Tactical Maturity Bond

$349,763	$140,952	$0	$0	$0	$0	$250,231	$9,431
0	0	0	0	0	0	0	0
13,885,468	3,397,076	5,804,643	21,888,733	2,754,719	3,746,279	10,915,238	90,195
103,612	30,707	60,485	0	21,775	0	68,447	2,797
637,682	208,813	104,978	0	175,023	217,054	0	0
0	0	0	0	0	0	(1,763,737)	(17,978)

14,976,525	3,777,548	5,970,106	21,888,733	2,951,517	3,963,333	9,470,179	84,445

1,863,501	619,295	1,186,648	2,805,482	395,248	271,820	0	0

308,516	118,881	80,494	44,670	19,298	3,165	319,013	N/A
117,630	62,665	11,251	3,588	7,723	3,010	76,505	N/A
53,097	N/A	51,064	18,115	7,579	4,212	9,995	N/A
568,692	172,183	485,146	875,790	119,395	235,171	725,336	13,597
N/A	N/A	N/A	N/A	31,220	135,338	N/A	N/A
74,540	24,772	47,467	50,520	15,810	34,514	0	0
363,072	137,755	108,221	28,781	97,862	12,564	307,049	0
31,217	17,033	26,337	356,190	18,790	49,890	33,515	10,282

0	0	0	41,659	0	1,431	0	N/A
267,392	142,654	25,572	10,563	17,622	5,205	173,887	N/A
120,682	N/A	116,113	51,270	17,284	7,171	22,109	N/A
20,079	11,542	14,832	150,990	14,832	55,380	12,660	14,904
24,773	14,483	10,478	120,427	6,288	48,788	29,952	4,458
3,178	3,178	1,745	54,474	1,745	9,751	3,178	3,178
12,216	2,742	25,150	247,447	16,763	35,236	8,319	736
0	0	25,822	1,756,613	0	33,865	0	0
9,175	7,992	6,674	215,826	5,655	31,788	7,157	1,347

3,837,760	1,335,175	2,223,014	6,832,405	793,114	978,299	1,728,675	48,502

(477,391)	(187,947)	(504,846)	(2,336,788)	(238,062)	(499,139)	(353,173)	(33,795)
3,360,369	1,147,228	1,718,168	4,495,617	555,052	479,160	1,375,502	14,707

11,616,156	2,630,320	4,251,938	17,393,116	2,396,465	3,484,173	8,094,677	69,738

2,260,111	405,194	(1,625,560)	10,980,750	(809,414)	3,395,382	(1,781,297)	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(125,654)
0	0	0	0	0	0	0	0

2,260,111	405,194	(1,625,560)	10,980,750	(809,414)	3,395,382	(1,781,297)	(125,654)

(27,671,545)	(6,556,646)	(3,483,250)	(827,730)	(2,145,333)	1,014,317	0	0
0	0	0	0	0	0	0	0
0	0	(36,400)	0	(2,723)	2,723	0	0
0	0	0	0	0	0	(4,904,952)	(115,448)
0	0	0	0	0	0	0	0

(27,671,545)	(6,556,646)	(3,519,650)	(827,730)	(2,148,056)	1,017,040	(4,904,952)	(115,448)

(25,411,434)	(6,151,452)	(5,145,210)	10,153,020	(2,957,470)	4,412,422	(6,686,249)	(241,102)

$(13,795,278)	$(3,521,132)	$(893,272)	$27,546,136	$(561,005)	$7,896,595	$1,408,428	$(171,364)

WELLS FARGO INCOME FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

DIVERSIFIED BOND
	(Unaudited) For the Period Ended November 30, 2003	For the Year Ended May 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$372,821,909	$336,183,498

OPERATIONS:
Net investment income (loss)	6,028,154	14,892,040
Net realized gain (loss) on sale of investments and foreign currency transactions and futures	655,867	2,675,630
Net change in unrealized appreciation (depreciation) of investments	(8,742,416)	10,915,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,058,395)	28,483,541

Distributions to shareholders:
Net investment income
Class A	N/A	N/A
Class B	N/A	N/A
Class C	N/A	N/A
Institutional Class	(6,155,708)	(14,853,116)
Select Class	N/A	N/A
Net realized gain on sales of investments
Class A	N/A	N/A
Class B	N/A	N/A
Class C	N/A	N/A
Institutional Class	0	(544,272)
Select Class	N/A	N/A
Return of Capital
Class A	N/A	N/A
Class B	N/A	N/A
Class C	N/A	N/A
Institutional Class	0	0
Select Class	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	N/A	N/A
Reinvestment of dividends – Class A	N/A	N/A
Cost of shares redeemed – Class A	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	N/A	N/A

Proceeds from shares sold – Class B	N/A	N/A
Reinvestment of dividends – Class B	N/A	N/A
Cost of shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	N/A	N/A

Proceeds from shares sold – Class C	N/A	N/A
Reinvestment of dividends – Class C	N/A	N/A
Cost of shares redeemed – Class C	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	N/A	N/A

Proceeds from shares sold – Institutional Class	24,424,134	152,456,725
Reinvestment of dividends – Institutional Class	3,461,320	9,691,479
Cost of shares redeemed – Institutional Class	(113,264,949)	(138,595,946)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	(85,379,495)	23,552,258

Proceeds from shares sold – Select Class	N/A	N/A
Reinvestment of dividends – Select Class	N/A	N/A
Cost of shares redeemed – Select Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SELECT CLASS	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS	(93,593,598)	36,638,411

NET ASSETS:

ENDING NET ASSETS	$279,228,311	$372,821,909

Shares Issued and Redeemed:
Shares sold – Class A	N/A	N/A
Shares issued in reinvestment of dividends – Class A	N/A	N/A
Shares redeemed – Class A	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	N/A	N/A

Shares sold – Class B	N/A	N/A
Shares issued in reinvestment of dividends – Class B	N/A	N/A
Shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	N/A	N/A

Shares sold – Class C	N/A	N/A
Shares issued in reinvestment of dividends – Class C	N/A	N/A
Shares redeemed – Class C	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	N/A	N/A

Shares sold – Institutional Class	933,938	5,867,465
Shares issued in reinvestment of dividends – Institutional Class	132,784	373,001
Shares redeemed – Institutional Class	(4,343,059)	(5,327,578)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	(3,276,337)	912,888

Shares sold – Select Class	N/A	N/A
Shares issued in reinvestment of dividends – Select Class	N/A	N/A
Shares redeemed – Select Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SELECT CLASS	N/A	N/A

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$234,761	$362,315

(1)	The Fund commenced operations on November 29, 2002.
(2)	“Proceeds from shares sold” include amounts related to Fund mergers and share class conversions. See Note 1.
(3)	The Fund commenced operations on February 28, 2003.
(4)	The Fund’s Class C commenced operations on June 30, 2003.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO INCOME FUNDS

HIGH YIELD BOND(1)		INCOME		INCOME PLUS
(Unaudited) For the Period Ended November 30, 2003	For the Period Ended May 31, 2003	(Unaudited) For the Period Ended November 30, 2003	For the Year Ended May 31, 2003	(Unaudited) For the Period Ended November 30, 2003	For the Year Ended May 31, 2003(2)

$143,950,776	$0	$438,483,031	$528,678,589	$79,276,615	$74,275,824

7,505,429	2,330,907	6,812,096	19,738,610	1,786,537	3,655,443
474,178	82,308	4,582,409	21,242,996	1,516,800	1,294,300
4,692,680	3,646,606	(15,745,428)	9,128,585	(3,181,920)	2,857,209

12,672,287	6,059,821	(4,350,923)	50,110,191	121,417	7,806,952

(5,998,220)	(2,073,590)	(769,839)	(1,983,728)	(730,985)	(1,294,783)
(596,804)	(86,947)	(335,051)	(793,545)	(1,225,365)	(2,601,541)
(624,353)	(82,856)	N/A	N/A	(276,298)	(491,322)
N/A	N/A	(7,892,145)	(22,476,283)	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	0	0	0
0	0	0	0	0	0
0	0	N/A	N/A	0	0
N/A	N/A	0	0	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	0	0	0
0	0	0	0	0	0
0	0	N/A	N/A	0	0
N/A	N/A	0	0	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

95,838,906	115,922,758	9,178,941	23,188,899	9,285,725	6,476,108
3,170,803	1,577,812	352,699	874,918	458,252	760,449
(5,609,858)	(790,353)	(28,227,016)	(21,861,447)	(3,965,584)	(7,517,426)

93,399,851	116,710,217	(18,695,376)	2,202,370	5,778,393	(280,869)

13,098,200	11,463,120	1,010,130	5,946,826	3,294,357	9,612,388
296,755	50,745	221,623	625,425	771,981	1,660,110
(1,280,192)	(130,182)	(2,810,340)	(4,924,908)	(5,785,518)	(12,581,502)

12,114,763	11,383,683	(1,578,587)	1,647,343	(1,719,180)	(1,309,004)

12,546,402	12,451,764	N/A	N/A	1,459,080	5,387,432
288,496	47,993	N/A	N/A	181,782	352,991
(1,179,815)	(459,309)	N/A	N/A	(2,622,693)	(2,569,065)

11,655,083	12,040,448	N/A	N/A	(981,831)	3,171,358

N/A	N/A	10,451,069	44,364,999	N/A	N/A
N/A	N/A	1,223,450	3,996,700	N/A	N/A
N/A	N/A	(75,500,631)	(167,263,605)	N/A	N/A

N/A	N/A	(63,826,112)	(118,901,906)	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

122,622,607	143,950,776	(97,448,033)	(90,195,558)	966,151	5,000,791

$266,573,383	$143,950,776	$341,034,998	$438,483,031	$80,242,766	$79,276,615

9,187,802	11,610,230	956,421	2,433,768	843,699	595,193
303,984	155,681	36,784	91,228	41,432	70,105
(537,917)	(78,308)	(2,935,508)	(2,286,137)	(357,182)	(691,507)

8,953,869	11,687,603	(1,942,303)	238,859	527,949	(26,209)

1,255,651	1,132,867	104,095	623,776	295,332	882,538
28,447	4,954	23,132	65,302	69,677	153,038
(123,086)	(12,847)	(292,146)	(516,000)	(523,046)	(1,157,772)

1,161,012	1,124,974	(164,919)	173,078	(158,037)	(122,196)

1,200,806	1,228,093	N/A	N/A	131,060	494,424
27,647	4,676	N/A	N/A	16,402	32,483
(113,136)	(44,912)	N/A	N/A	(237,119)	(236,674)

1,115,317	1,187,857	N/A	N/A	(89,657)	290,233

N/A	N/A	1,084,246	4,666,203	N/A	N/A
N/A	N/A	127,744	417,660	N/A	N/A
N/A	N/A	(7,862,425)	(17,551,110)	N/A	N/A

N/A	N/A	(6,650,435)	(12,467,247)	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

$374,256	$88,204	$(5,940,368)	$(3,755,429)	$(540,055)	$(93,944)

WELLS FARGO INCOME FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	INFLATION-PROTECTED BOND(3)
	(Unaudited) For the Period Ended November 30, 2003	For the Period Ended May 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$21,798,201	$0

OPERATIONS:
Net investment income (loss)	358,370	215,989
Net realized gain (loss) on sale of investments and foreign currency transactions and futures	(74,963)	150,394
Net change in unrealized appreciation (depreciation) of investments	(193,464)	353,200

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	89,943	719,583

Distributions to shareholders:
Net investment income
Class A	(118,162)	(50,313)
Class B	(66,575)	(52,029)
Class C	(70,487)	(33,178)
Institutional Class	(169,844)	(80,472)
Select Class	N/A	N/A
Net realized gain on sales of investments
Class A	0	0
Class B	0	0
Class C	0	0
Institutional Class	0	0
Select Class	N/A	N/A
Return of Capital
Class A	0	0
Class B	0	0
Class C	0	0
Institutional Class	0	0
Select Class	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	8,515,281	5,484,166
Reinvestment of dividends – Class A	78,986	35,999
Cost of shares redeemed – Class A	(2,438,221)	(526,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	6,156,046	4,993,616

Proceeds from shares sold – Class B	3,449,580	5,309,389
Reinvestment of dividends – Class B	45,980	42,560
Cost of shares redeemed – Class B	(460,223)	(443,743)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	3,035,337	4,908,206

Proceeds from shares sold – Class C	5,313,967	4,419,241
Reinvestment of dividends – Class C	50,651	28,183
Cost of shares redeemed – Class C	(1,078,735)	(105,661)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	4,285,883	4,341,763

Proceeds from shares sold – Institutional Class	8,638,273	8,944,836
Reinvestment of dividends – Institutional Class	120,942	73,433
Cost of shares redeemed – Institutional Class	(1,005,428)	(1,967,244)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	7,753,787	7,051,025

Proceeds from shares sold – Select Class	N/A	N/A
Reinvestment of dividends – Select Class	N/A	N/A
Cost of shares redeemed – Select Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SELECT CLASS	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS	20,895,928	21,798,201

NET ASSETS:

ENDING NET ASSETS	$42,694,129	$21,798,201

Shares Issued and Redeemed:
Shares sold – Class A	857,365	555,206
Shares issued in reinvestment of dividends – Class A	8,037	3,596
Shares redeemed – Class A	(249,284)	(52,265)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	616,118	506,537

Shares sold – Class B	350,058	537,241
Shares issued in reinvestment of dividends – Class B	4,683	4,264
Shares redeemed – Class B	(47,056)	(44,415)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	307,685	497,090

Shares sold – Class C	536,641	446,441
Shares issued in reinvestment of dividends – Class C	5,158	2,816
Shares redeemed – Class C	(110,770)	(10,794)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	431,029	438,463

Shares sold – Institutional Class	877,356	903,853
Shares issued in reinvestment of dividends – Institutional Class	12,314	7,366
Shares redeemed – Institutional Class	(102,094)	(201,742)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	787,576	709,477

Shares sold – Select Class	N/A	N/A
Shares issued in reinvestment of dividends – Select Class	N/A	N/A
Shares redeemed – Select Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SELECT CLASS	N/A	N/A

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(58,432)	$8,266

(1)	The Fund commenced operations on November 29, 2002.
(2)	“Proceeds from shares sold” include amounts related to Fund mergers and share class conversions. See Note 1.
(3)	The Fund commenced operations on February 28, 2003.
(4)	The Fund’s Class C commenced operations on June 30, 2003.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO INCOME FUNDS

INTERMEDIATE GOVERNMENT INCOME		LIMITED TERM GOVERNMENT INCOME		MONTGOMERY SHORT DURATION GOVERNMENT BOND
(Unaudited) For the Period Ended November 30, 2003	For the Year Ended May 31, 2003	(Unaudited) For the Period Ended November 30, 2003	For the Year Ended May 31, 2003(2)	(Unaudited) For the Period Ended November 30, 2003	For the Year Ended June 30, 2003(2)	For the Year Ended June 30, 2002

$783,348,783	$722,432,671	$257,254,300	$219,980,394	$611,387,559	$455,681,826	$271,994,117

11,616,156	27,238,934	2,630,320	8,489,301	4,251,938	17,393,116	16,066,512
2,260,111	19,827,143	405,194	5,428,266	(1,625,560)	10,980,750	4,307,902
(27,671,545)	25,160,640	(6,556,646)	3,242,803	(3,519,650)	(827,730)	2,451,113

(13,795,278)	72,226,717	(3,521,132)	17,160,370	(893,272)	27,546,136	22,825,527

(4,522,898)	(9,956,336)	(761,284)	(2,578,045)	(410,448)	(609,609)	(237,871)
(1,451,610)	(3,344,402)	(258,650)	(862,943)	(32,165)	(28,868)	0
(663,085)	(1,151,989)	N/A	N/A	(144,743)	(135,789)	0
(11,610,733)	(24,785,676)	(1,653,092)	(5,120,630)	(3,857,793)	(20,621,000)	(17,198,801)
N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	0	0	(79,795)	(63,724)
0	0	0	0	0	(2,235)	0
0	0	N/A	N/A	0	(8,846)	0
0	0	0	0	0	(4,226,650)	(4,312,249)
N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	N/A	N/A	0	0	0
0	0	0	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A	N/A

24,944,287	90,727,004	23,133,992	64,100,924	26,086,652	63,177,154	2,460,255
3,037,345	6,723,551	321,833	1,300,650	242,747	87,903	33,445
(32,703,112)	(105,112,968)	(31,866,972)	(63,045,478)	(28,536,425)	(13,439,561)	(1,034,433)

(4,721,480)	(7,662,413)	(8,411,147)	2,356,096	(2,207,026)	49,825,496	1,459,267

2,657,037	30,307,778	2,686,261	30,705,436	4,644,675	5,879,687	10
1,079,760	2,539,004	173,888	688,878	19,361	6,061	0
(18,437,575)	(22,320,283)	(10,837,243)	(7,917,234)	(963,027)	(304,219)	0

(14,700,778)	10,526,499	(7,977,094)	23,477,080	3,701,009	5,581,529	10

4,555,961	23,266,806	N/A	N/A	12,256,111	35,308,682	10
488,630	817,502	N/A	N/A	83,909	30,673	0
(7,926,380)	(8,999,790)	N/A	N/A	(6,539,532)	(2,484,161)	0

(2,881,789)	15,084,518	N/A	N/A	5,800,488	32,855,194	10

62,109,677	155,799,020	25,021,460	52,683,041	76,605,707	460,909,306	281,284,271
2,406,314	4,726,927	498,941	1,790,919	2,803,578	1,204,831	21,475,519
(76,002,468)	(150,546,753)	(31,550,365)	(51,631,982)	(153,084,210)	(396,503,967)	(121,544,250)

(11,486,477)	9,979,194	(6,029,964)	2,841,978	(73,674,925)	65,610,170	181,215,540

N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A

(65,834,128)	60,916,112	(28,612,363)	37,273,906	(71,718,875)	155,705,733	183,687,709

$717,514,655	$783,348,783	$228,641,937	$257,254,300	$539,668,684	$611,387,559	$455,681,826

2,195,007	7,874,532	2,249,668	6,242,229	2,548,697	6,134,568	240,296
267,514	584,057	31,495	126,483	23,808	8,551	3,271
(2,874,851)	(9,124,171)	(3,117,664)	(6,139,796)	(2,796,016)	(1,305,840)	(101,242)

(412,330)	(665,582)	(836,501)	228,916	(223,511)	4,837,279	142,325

231,465	2,636,124	262,320	2,991,562	454,611	570,715	1
95,203	220,798	17,018	66,899	1,897	589	0
(1,628,818)	(1,938,231)	(1,061,800)	(769,153)	(94,323)	(29,523)	0

(1,302,150)	918,691	(782,462)	2,289,308	362,185	541,781	1

397,902	2,021,125	N/A	N/A	1,197,124	3,423,558	1
43,230	71,366	N/A	N/A	8,215	2,978	0
(701,460)	(782,751)	N/A	N/A	(639,825)	(240,265)	0

(260,328)	1,309,740	N/A	N/A	565,514	3,186,271	1

5,449,484	13,502,645	2,494,421	5,230,043	7,489,964	44,654,218	27,392,934
212,029	410,296	49,835	177,521	274,571	116,974	2,094,857
(6,689,994)	(13,051,794)	(3,153,940)	(5,131,817)	(14,968,802)	(38,386,755)	(11,861,023)

(1,028,481)	861,147	(609,684)	275,747	(7,204,267)	6,384,437	17,626,768

N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A

$(18,512,145)	$(11,879,975)	$(107,843)	$(65,137)	$(242,597)	$(49,386)	$(49,390)

WELLS FARGO INCOME FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	MONTGOMERY TOTAL RETURN BOND
	(Unaudited) For the Period Ended November 30, 2003	For the Year Ended June 30, 2003(2)	For the Year Ended June 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$153,249,760	$39,272,699	$31,787,626
OPERATIONS:
Net investment income (loss)	2,396,465	3,484,173	2,245,163
Net realized gain (loss) on sale of investments and foreign currency transactions and futures	(809,414)	3,395,382	501,385
Net change in unrealized appreciation (depreciation) of investments	(2,148,056)	1,017,040	562,972

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(561,005)	7,896,595	3,309,520

Distributions to shareholders:
Net investment income
Class A	(168,002)	(28,294)	(15,000)
Class B	(44,541)	(19,898)	(765)
Class C	(44,001)	(27,708)	(283)
Institutional Class	(1,428,836)	(2,479,910)	(1,833,097)
Select Class	(679,639)	(1,307,588)	(466,563)
Net realized gain on sales of investments
Class A	0	(6,424)	0
Class B	0	(8,086)	0
Class C	0	(11,188)	0
Institutional Class	0	(278,266)	(558,191)
Select Class	0	(126,747)	(233,120)
Return of Capital
Class A	0	0	0
Class B	0	0	0
Class C	0	0	0
Institutional Class	0	0	0
Select Class	0	0	0
Capital shares transactions:
Proceeds from shares sold – Class A	29,686,411	3,874,071	1,534,184
Reinvestment of dividends – Class A	89,227	4,319	1,603
Cost of shares redeemed – Class A	(1,577,175)	(1,320,871)	(1,404,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	28,198,463	2,557,519	130,883

Proceeds from shares sold – Class B	3,394,712	3,819,338	85,441
Reinvestment of dividends – Class B	25,204	3,774	238
Cost of shares redeemed – Class B	(469,381)	(69,142)	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	2,950,535	3,753,970	85,679

Proceeds from shares sold – Class C	3,629,922	4,599,188	31,379
Reinvestment of dividends – Class C	28,879	7,024	235
Cost of shares redeemed – Class C	(1,447,828)	(250,846)	(4,911)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	2,210,973	4,355,366	26,703

Proceeds from shares sold – Institutional Class	67,481,049	75,703,969	29,529,622
Reinvestment of dividends – Institutional Class	1,024,141	266,138	2,269,084
Cost of shares redeemed – Institutional Class	(23,847,913)	(26,107,607)	(25,419,407)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	44,657,277	49,862,500	6,379,299

Proceeds from shares sold – Select Class	3,086,586	55,173,407	13,569,961
Reinvestment of dividends – Select Class	543,716	134,838	671,047
Cost of shares redeemed – Select Class	(4,855,308)	(5,463,025)	(13,581,000)

NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SELECT CLASS	(1,225,006)	49,845,220	660,008

NET INCREASE (DECREASE) IN NET ASSETS	73,866,218	113,977,061	7,485,073

NET ASSETS:

ENDING NET ASSETS	$227,115,978	$153,249,760	$39,272,699

Shares Issued and Redeemed:
Shares sold – Class A	2,352,686	306,294	125,830
Shares issued in reinvestment of dividends – Class A	7,102	338	131
Shares redeemed – Class A	(125,297)	(105,881)	(116,350)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	2,234,491	200,751	9,611

Shares sold – Class B	270,756	300,170	7,089
Shares issued in reinvestment of dividends – Class B	2,013	295	20
Shares redeemed – Class B	(37,370)	(5,404)	0

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	235,399	295,061	7,109

Shares sold – Class C	290,709	364,584	2,603
Shares issued in reinvestment of dividends – Class C	2,320	552	19
Shares redeemed – Class C	(116,510)	(19,774)	(414)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	176,519	345,362	2,208

Shares sold – Institutional Class	5,474,283	6,113,838	2,447,851
Shares issued in reinvestment of dividends – Institutional Class	83,309	21,172	188,986
Shares redeemed – Institutional Class	(1,937,657)	(2,122,533)	(2,075,085)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	3,619,935	4,012,477	561,752

Shares sold – Select Class	251,505	4,470,057	1,090,946
Shares issued in reinvestment of dividends – Select Class	44,263	10,718	56,376
Shares redeemed – Select Class	(394,877)	(440,698)	(1,130,467)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SELECT CLASS	(99,109)	4,040,077	16,855

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$29,891	$(1,555)	$(9,924)

(1)	The Fund commenced operations on November 29, 2002.
(2)	“Proceeds from shares sold” include amounts related to Fund mergers and share class conversions. See Note 1.
(3)	The Fund commenced operations on February 28, 2003.
(4)	The Fund’s Class C commenced operations on June 30, 2003.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO INCOME FUNDS

STABLE INCOME		TACTICAL MATURITY BOND
(Unaudited) For the Period Ended November 30, 2003(4)	For the Year Ended May 31, 2003	(Unaudited) For the Period Ended November 30, 2003	For the Period Ended May 31, 2003

$715,064,976	$404,128,857	$8,772,793	$6,890,176

8,094,677	13,074,462	69,738	151,347
(1,781,297)	885,402	(125,654)	(55,136)
(4,904,952)	2,264,082	(115,448)	79,042

1,408,428	16,223,946	(171,364)	175,253

(1,666,580)	(2,854,958)	N/A	N/A
(234,022)	(573,771)	N/A	N/A
(32,611)	N/A	N/A	N/A
(5,653,359)	(9,841,251)	(71,929)	(148,901)
N/A	N/A	N/A	N/A

0	0	N/A	N/A
0	0	N/A	N/A
0	N/A	N/A	N/A
0	0	0	0
N/A	N/A	N/A	N/A

0	(44,742)	N/A	N/A
0	(8,992)	N/A	N/A
0	N/A	N/A	N/A
0	(154,230)	0	0
N/A	N/A	N/A	N/A

94,002,272	168,485,145	N/A	N/A
1,385,248	2,537,808	N/A	N/A
(63,697,930)	(76,013,344)	N/A	N/A

31,689,590	95,009,609	N/A	N/A

5,901,041	37,156,621	N/A	N/A
208,731	516,274	N/A	N/A
(10,053,971)	(10,106,040)	N/A	N/A

(3,944,199)	27,566,855	N/A	N/A

13,821,813	N/A	N/A	N/A
28,915	N/A	N/A	N/A
(2,727,505)	N/A	N/A	N/A

11,123,223	N/A	N/A	N/A

457,461,839	365,926,534	6,360,506	12,351,985
2,968,446	5,791,449	65,079	122,504
(185,783,352)	(186,104,330)	(1,947,069)	(10,618,224)

274,646,933	185,613,653	4,478,516	1,856,265

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

307,337,403	310,936,119	4,235,223	1,882,617

$1,022,402,379	$715,064,976	$13,008,016	$8,772,793

9,048,244	16,173,494	N/A	N/A
133,420	243,822	N/A	N/A
(6,129,242)	(7,296,600)	N/A	N/A

3,052,422	9,120,716	N/A	N/A

568,899	3,570,548	N/A	N/A
20,124	49,667	N/A	N/A
(969,440)	(971,133)	N/A	N/A

(380,417)	2,649,082	N/A	N/A

1,333,308	N/A	N/A	N/A
2,795	N/A	N/A	N/A
(262,565)	N/A	N/A	N/A

1,073,538	N/A	N/A	N/A

44,044,252	35,118,485	660,108	1,266,508
285,949	556,354	6,753	12,569
(17,881,212)	(17,864,067)	(201,637)	(1,092,824)

26,448,989	17,810,772	465,224	186,253

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

$508,076	$(29)	$2,697	$4,888

WELLS FARGO INCOME FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

DIVERSIFIED BOND FUND

INSTITUTIONAL SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$26.57	0.49	(0.61)	(0.49)	0.00
June 1, 2002 to May 31, 2003	$25.63	1.06	0.97	(1.05)	(0.04)
June 1, 2001 to May 31, 2002	$25.68	1.21	0.16	(1.20)	(0.22)
June 1, 2000 to May 31, 2001	$25.22	1.43	1.44	(2.41)	0.00
June 1, 1999 to May 31, 2000	$26.11	1.43	(0.63)	(1.16)	(0.53)
June 1, 1998 to May 31, 1999	$27.03	1.34	(0.17)	(1.43)	(0.66)

HIGH YIELD BOND FUND

A SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.28	0.38	0.28	(0.37)	0.00
November 29, 2002(4) to May 31, 2003	$10.00	0.26	0.27	(0.25)	0.00

B SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.28	0.34	0.27	(0.33)	0.00
November 29, 2002(4) to May 31, 2003	$10.00	0.22	0.28	(0.22)	0.00

C SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.29	0.34	0.27	(0.33)	0.00
November 29, 2002(4) to May 31, 2003	$10.00	0.22	0.29	(0.22)	0.00

INCOME FUND

A SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$9.86	0.08	(0.18)	(0.21)	0.00
June 1, 2002 to May 31, 2003	$9.36	0.37	0.61	(0.48)	0.00
June 1, 2001 to May 31, 2002	$9.33	0.50	0.07	(0.54)	0.00
June 1, 2000 to May 31, 2001	$8.86	0.57	0.47	(0.57)	0.00
June 1, 1999 to May 31, 2000	$9.48	0.59	(0.62)	(0.59)	0.00
June 1, 1998 to May 31, 1999	$9.79	0.59	(0.31)	(0.59)	0.00

B SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$9.85	0.12	(0.25)	(0.18)	0.00
June 1, 2002 to May 31, 2003	$9.34	0.30	0.62	(0.41)	0.00
June 1, 2001 to May 31, 2002	$9.32	0.42	0.07	(0.47)	0.00
June 1, 2000 to May 31, 2001	$8.84	0.50	0.48	(0.50)	0.00
June 1, 1999 to May 31, 2000	$9.46	0.53	(0.62)	(0.53)	0.00
June 1, 1998 to May 31, 1999	$9.77	0.52	(0.31)	(0.52)	0.00

INSTITUTIONAL SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$9.85	0.15	(0.23)	(0.23)	0.00
June 1, 2002 to May 31, 2003	$9.35	0.37	0.64	(0.51)	0.00
June 1, 2001 to May 31, 2002	$9.32	0.51	0.09	(0.57)	0.00
June 1, 2000 to May 31, 2001	$8.85	0.60	0.47	(0.60)	0.00
June 1, 1999 to May 31, 2000	$9.47	0.61	(0.62)	(0.61)	0.00
June 1, 1998 to May 31, 1999	$9.78	0.59	(0.31)	(0.59)	0.00

INCOME PLUS FUND

A SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$11.31	0.28	(0.24)	(0.34)	0.00
June 1, 2002 to May 31, 2003	$10.81	0.59	0.61	(0.70)	0.00
June 1, 2001 to May 31, 2002	$10.80	0.66	0.02	(0.67)	0.00
June 1, 2000 to May 31, 2001	$10.60	0.72	0.31	(0.83)	0.00
July 1, 1999(3) to May 31, 2000	$12.04	0.79	(1.44)	(0.79)	0.00
July 13, 1998(4) to June 30, 1999	$12.50	0.77	(0.46)	(0.77)	0.00

B SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$11.31	0.24	(0.24)	(0.30)	0.00
June 1, 2002 to May 31, 2003	$10.82	0.50	0.60	(0.61)	0.00
June 1, 2001 to May 31, 2002	$10.80	0.58	0.03	(0.59)	0.00
June 1, 2000 to May 31, 2001	$10.61	0.65	0.29	(0.75)	0.00
July 1, 1999(3) to May 31, 2000	$12.05	0.72	(1.44)	(0.72)	0.00
July 13, 1998(4) to June 30, 1999	$12.50	0.68	(0.45)	(0.68)	0.00

C SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$11.31	0.23	(0.23)	(0.30)	0.00
June 1, 2002 to May 31, 2003	$10.82	0.52	0.58	(0.61)	0.00
June 1, 2001 to May 31, 2002	$10.80	0.58	0.03	(0.59)	0.00
June 1, 2000 to May 31, 2001	$10.61	0.65	0.29	(0.75)	0.00
July 1, 1999(3) to May 31, 2000	$12.05	0.72	(1.44)	(0.72)	0.00
July 13, 1998(4) to June 30, 1999	$12.50	0.68	(0.45)	(0.68)	0.00

INFLATION PROTECTED BOND FUND

A SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.14	0.12	(0.17)	(0.14)	0.00
February 28, 2003(4) to May 31, 2003	$10.00	0.15	0.14	(0.15)	0.00

B SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.13	0.08	(0.17)	(0.10)	0.00
February 28, 2003(4) to May 31, 2003	$10.00	0.13	0.13	(0.13)	0.00

C SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.13	0.08	(0.17)	(0.10)	0.00
February 28, 2003(4) to May 31, 2003	$10.00	0.13	0.13	(0.13)	0.00

INSTITUTIONAL SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.13	0.14	(0.18)	(0.15)	0.00
February 28, 2003(4) to May 31, 2003	$10.00	0.16	0.13	(0.16)	0.00

FINANCIAL HIGHLIGHTS	WELLS FARGO INCOME FUNDS

Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)							Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s omitted)
		Net Investment Income (loss)	Gross Expenses		Expenses Waived		Net Expenses

0.00	$25.96	3.66%	0.88	%(5)	(0.18	)%(5)	0.70	%(5)	(0.45)%	54	%(6)	$279,228
0.00	$26.57	4.08%	0.89	%(5)	(0.19	)%(5)	0.70	%(5)	8.11%	67	%(6)	$372,822
0.00	$25.63	4.74%	0.87	%(5)	(0.17	)%(5)	0.70	%(5)	5.44%	93	%(6)	$336,184
0.00	$25.68	5.75%	0.83	%(5)	(0.13	)%(5)	0.70	%(5)	11.74%	113	%(6)	$269,121
0.00	$25.22	5.80%	0.92	%(5)	(0.22	)%(5)	0.70	%(5)	3.22%	68	%(6)	$190,283
0.00	$26.11	5.58%	1.07	%(5)	(0.37	)%(5)	0.70	%(5)	4.15%	77	%(6)	$179,133

0.00	$10.57	7.34%	1.25%		(0.10)%		1.15%		6.54%	8%		$218,082
0.00	$10.28	5.86%	1.32%		(0.17)%		1.15%		5.40%	29%		$120,168

0.00	$10.56	6.57%	1.99%		(0.09)%		1.90%		6.04%	8%		$24,147
0.00	$10.28	6.49%	2.13%		(0.23)%		1.90%		5.05%	29%		$11,563

0.00	$10.57	6.56%	1.99%		(0.09)%		1.90%		6.03%	8%		$24,345
0.00	$10.29	6.53%	2.15%		(0.25)%		1.90%		5.12%	29%		$12,220

0.00	$9.55	3.24%	1.12%		(0.12)%		1.00%		(0.95)%	83%		$21,740
0.00	$9.86	3.88%	1.07%		(0.07)%		1.00%		10.79%	217%		$41,612
0.00	$9.36	5.21%	1.09%		(0.09)%		1.00%		6.23%	101%		$37,234
0.00	$9.33	6.18%	1.10%		(0.10)%		1.00%		12.01%	109%		$23,196
0.00	$8.86	6.50%	1.05%		(0.15)%		0.90%		(0.23)%	124%		$16,895
0.00	$9.48	5.98%	1.08%		(0.33)%		0.75%		2.81%	202%		$13,731

0.00	$9.54	2.58%	1.87%		(0.12)%		1.75%		(1.32)%	83%		$17,126
0.00	$9.85	3.12%	1.89%		(0.14)%		1.75%		10.09%	217%		$19,311
0.00	$9.34	4.44%	2.01%		(0.26)%		1.75%		5.33%	101%		$16,693
0.00	$9.32	5.39%	1.99%		(0.24)%		1.75%		11.30%	109%		$13,368
0.00	$8.84	5.74%	1.93%		(0.29)%		1.65%		(1.00)%	124%		$8,611
0.00	$9.46	5.22%	2.13%		(0.63)%		1.50%		2.03%	202%		$7,726

0.00	$9.54	3.57%	0.80%		(0.05)%		0.75%		(0.82)%	83%		$302,169
0.00	$9.85	4.17%	0.79%		(0.04)%		0.75%		11.08%	217%		$377,560
0.00	$9.35	5.46%	0.75%		(0.00)%		0.75%		6.50%	101%		$474,752
0.00	$9.32	6.42%	0.76%		(0.01)%		0.75%		12.29%	109%		$564,908
0.00	$8.85	6.65%	0.82%		(0.07)%		0.75%		(0.10)%	124%		$369,719
0.00	$9.47	6.00%	0.92%		(0.17)%		0.75%		2.81%	202%		$348,472

0.00	$11.01	4.90%	1.11%		(0.11)%		1.00%		0.36%	121%		$26,072
0.00	$11.31	5.42%	1.32%		(0.32)%		1.00%		11.53%	130%		$20,815
0.00	$10.81	6.05%	1.47%		(0.37)%		1.10%		6.48%	63%		$20,188
0.00	$10.80	6.97%	1.44%		(0.34)%		1.10%		10.06%	63%		$12,468
0.00	$10.60	7.56%	1.41%		(0.34)%		1.08%		(5.56)%	95%		$8,371
0.00	$12.04	6.95%	1.62%		(0.96)%		0.66%		2.52%	176%		$11,223

0.00	$11.01	4.27%	1.87%		(0.12)%		1.75%		(0.02)%	121%		$44,505
0.00	$11.31	4.68%	2.12%		(0.37)%		1.75%		10.60%	130%		$47,516
0.00	$10.82	5.29%	2.32%		(0.47)%		1.85%		5.78%	63%		$46,760
0.00	$10.80	6.26%	2.21%		(0.36)%		1.85%		9.14%	63%		$34,203
0.00	$10.61	6.77%	2.18%		(0.33)%		1.86%		(6.19)%	95%		$28,336
0.00	$12.05	6.25%	2.14%		(0.64)%		1.50%		1.87%	176%		$36,892

0.00	$11.01	4.10%	1.88%		(0.13)%		1.75%		(0.02)%	121%		$9,665
0.00	$11.31	4.63%	2.07%		(0.32)%		1.75%		10.60%	130%		$10,945
0.00	$10.82	5.31%	2.34%		(0.49)%		1.85%		5.78%	63%		$7,328
0.00	$10.80	6.26%	2.27%		(0.42)%		1.85%		9.14%	63%		$3,253
0.00	$10.61	6.80%	2.27%		(0.44)%		1.83%		(6.19)%	95%		$2,550
0.00	$12.05	6.23%	2.49%		(1.02)%		1.47%		1.87%	176%		$3,037

0.00	$9.95	2.33%	1.44%		(0.54)%		0.90%		(0.47)%	23%		$11,169
0.00	$10.14	8.55%	1.82%		(0.92)%		0.90%		2.94%	115%		$5,136

0.00	$9.94	1.55%	2.18%		(0.53)%		1.65%		(0.84)%	23%		$7,998
0.00	$10.13	7.33%	2.72%		(1.07)%		1.65%		2.65%	115%		$5,034

0.00	$9.94	1.56%	2.18%		(0.53)%		1.65%		(0.84)%	23%		$8,645
0.00	$10.13	7.81%	2.65%		(1.00)%		1.65%		2.65%	115%		$4,441

0.00	$9.94	2.79%	1.12%		(0.47)%		0.65%		(0.34)%	23%		$14,882
0.00	$10.13	7.70%	1.85%		(1.20)%		0.65%		2.90%	115%		$7,188

WELLS FARGO INCOME FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

INTERMEDIATE GOVERNMENT INCOME FUND

A SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$11.70	0.17	(0.38)	(0.27)	0.00
June 1, 2002 to May 31, 2003	$11.19	0.41	0.68	(0.58)	0.00
June 1, 2001 to May 31, 2002	$11.02	0.51	0.28	(0.62)	0.00
June 1, 2000 to May 31, 2001	$10.56	0.66	0.47	(0.67)	0.00
June 1, 1999 to May 31, 2000	$11.04	0.64	(0.44)	(0.68)	0.00
June 1, 1998 to May 31, 1999	$11.22	0.64	(0.17)	(0.65)	0.00

B SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$11.68	0.08	(0.33)	(0.23)	0.00
June 1, 2002 to May 31, 2003	$11.18	0.33	0.67	(0.50)	0.00
June 1, 2001 to May 31, 2002	$11.01	0.43	0.28	(0.54)	0.00
June 1, 2000 to May 31, 2001	$10.55	0.58	0.47	(0.59)	0.00
June 1, 1999 to May 31, 2000	$11.04	0.62	(0.51)	(0.60)	0.00
June 1, 1998 to May 31, 1999	$11.21	0.53	(0.13)	(0.57)	0.00

C SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$11.66	0.11	(0.36)	(0.23)	0.00
June 1, 2002 to May 31, 2003	$11.17	0.39	0.61	(0.51)	0.00
June 1, 2001 to May 31, 2002	$11.01	0.46	0.24	(0.54)	0.00
June 1, 2000 to May 31, 2001	$10.55	0.58	0.47	(0.59)	0.00
November 8, 1999(4) to May 31, 2000	$10.86	0.32	(0.31)	(0.32)	0.00

INSTITUTIONAL SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$11.69	0.18	(0.37)	(0.29)	0.00
June 1, 2002 to May 31, 2003	$11.19	0.44	0.68	(0.62)	0.00
June 1, 2001 to May 31, 2002	$11.02	0.54	0.28	(0.65)	0.00
June 1, 2000 to May 31, 2001	$10.56	0.69	0.47	(0.70)	0.00
June 1, 1999 to May 31, 2000	$11.05	0.70	(0.50)	(0.69)	0.00
June 1, 1998 to May 31, 1999	$11.22	0.66	(0.18)	(0.65)	0.00

LIMITED TERM GOVERNMENT INCOME FUND

A SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.41	0.11	(0.24)	(0.11)	0.00
June 1, 2002 to May 31, 2003	$10.03	0.35	0.39	(0.36)	0.00
June 1, 2001 to May 31, 2002	$9.83	0.45	0.20	(0.45)	0.00
June 1, 2000 to May 31, 2001	$9.44	0.57	0.39	(0.57)	0.00
July 1, 1999(3) to May 31, 2000	$9.74	0.50	(0.30)	(0.50)	0.00
July 1, 1998 to June 30, 1999	$9.97	0.57	(0.23)	(0.57)	0.00

B SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.41	0.07	(0.24)	(0.07)	0.00
June 1, 2002 to May 31, 2003	$10.03	0.28	0.38	(0.28)	0.00
June 1, 2001 to May 31, 2002	$9.83	0.38	0.20	(0.38)	0.00
June 1, 2000 to May 31, 2001	$9.44	0.50	0.39	(0.50)	0.00
July 1, 1999(3) to May 31, 2000	$9.74	0.43	(0.30)	(0.43)	0.00
July 1, 1998 to June 30, 1999	$9.97	0.50	(0.23)	(0.50)	0.00

INSTITUTIONAL SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.21	0.12	(0.24)	(0.12)	0.00
June 1, 2002 to May 31, 2003	$9.84	0.38	0.37	(0.38)	0.00
June 1, 2001 to May 31, 2002	$9.64	0.47	0.20	(0.47)	0.00
June 1, 2000 to May 31, 2001	$9.26	0.59	0.38	(0.59)	0.00
July 1, 1999(3) to May 31, 2000	$9.55	0.51	(0.29)	(0.51)	0.00
July 1, 1998 to June 30, 1999	$9.78	0.56	(0.23)	(0.56)	0.00

MONTGOMERY SHORT DURATION GOVERNMENT BOND

A SHARES
July 1, 2003(3) to November 30, 2003 (Unaudited)	$10.28	0.07	(0.09)	(0.07)	0.00
July 1, 2002 to June 30, 2003	$10.24	0.41	0.10	(0.39)	(0.08)
July 1, 2001 to June 30, 2002	$10.19	0.43	0.22	(0.47)	(0.13)
July 1, 2000 to June 30, 2001(8)	$9.88	0.55	0.31	(0.55)	0.00
July 1, 1999 to June 30, 2000	$10.03	0.56	(0.15)	(0.56)	0.00
July 1, 1998 to June 30, 1999	$10.15	0.41	(0.06)	(0.42)	(0.05)

B SHARES
July 1, 2003(3) to November 30, 2003 (Unaudited)	$10.29	0.04	(0.09)	(0.04)	0.00
July 1, 2002 to June 30, 2003	$10.25	0.28	0.10	(0.26)	(0.08)
July 1, 2001(4) to June 30, 2002	$10.22	0.00	0.03	0.00	0.00

C SHARES
July 1, 2003(3) to November 30, 2003 (Unaudited)	$10.30	0.03	(0.08)	(0.04)	0.00
July 1, 2002 to June 30, 2003	$10.25	0.27	0.11	(0.25)	(0.08)
July 1, 2001(4) to June 30, 2002	$10.22	0.00	0.03	0.00	0.00

INSTITUTIONAL SHARES
July 1, 2003(3) to November 30, 2003 (Unaudited)	$10.30	0.09	(0.09)	(0.09)	0.00
July 1, 2002 to June 30, 2003	$10.26	0.43	0.12	(0.43)	(0.08)
July 1, 2001 to June 30, 2002	$10.20	0.46	0.22	(0.49)	(0.13)
July 1, 2000 to June 30, 2001(8)	$9.90	0.58	0.30	(0.58)	0.00
July 1, 1999 to June 30, 2000	$10.04	0.58	(0.14)	(0.58)	0.00
July 1, 1998 to June 30, 1999	$10.14	0.53	(0.05)	(0.53)	(0.05)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO INCOME FUNDS

Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)					Total Return(2)	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses	Expenses Waived	Net Expenses

0	$11.22	3.05%	1.12%	(0.17)%	0.95%		(1.76)%	94%	$183,520
0	$11.70	3.57%	1.13%	(0.18)%	0.95%		9.95%	139%	$196,203
0	$11.19	4.57%	1.16%	(0.20)%	0.96%		7.34%	102%	$195,062
0	$11.02	6.06%	1.22%	(0.26)%	0.96%		10.94%	57%	$185,638
0	$10.56	6.29%	1.16%	(0.22)%	0.94%		1.92%	139%	$193,615
0	$11.04	5.76%	0.87%	(0.19)%	0.68%		4.21%	124%	$18,594

0	$11.20	2.30%	1.86%	(0.16)%	1.70%		(2.13)%	94%	$63,077
0	$11.68	2.72%	1.86%	(0.16)%	1.70%		9.08%	139%	$80,989
0	$11.18	3.81%	1.82%	(0.11)%	1.71%		6.55%	102%	$67,256
0	$11.01	5.30%	1.84%	(0.13)%	1.71%		10.12%	57%	$61,482
0	$10.55	5.55%	1.83%	(0.16)%	1.68%		1.06%	139%	$51,495
0	$11.04	5.01%	1.91%	(0.48)%	1.43%		3.53%	124%	$8,540

0	$11.18	2.28%	1.86%	(0.16)%	1.70%		(2.13)%	94%	$29,817
0	$11.66	2.68%	1.79%	(0.09)%	1.70%		9.11%	139%	$34,133
0	$11.17	3.79%	1.78%	(0.07)%	1.71%		6.48%	102%	$18,078
0	$11.01	5.28%	1.85%	(0.14)%	1.71%		10.16%	57%	$8,386
0	$10.55	5.54%	1.90%	(0.19)%	1.71%		1.07%	139%	$4,348

0	$11.21	3.33%	0.80%	(0.10)%	0.70%		(1.64)%	94%	$441,101
0	$11.69	3.74%	0.77%	(0.08)%	0.69%		10.20%	139%	$472,024
0	$11.19	4.85%	0.71%	(0.03)%	0.68%		7.63%	102%	$442,037
0	$11.02	6.34%	0.74%	(0.06)%	0.68%		11.25%	57%	$413,846
0	$10.56	6.43%	0.75%	(0.08)%	0.68%		1.94%	139%	$385,299
0	$11.05	5.77%	0.72%	(0.04)%	0.68%		4.30%	124%	$420,305

0	$10.17	2.07%	1.13%	(0.18)%	0.95%		(1.27)%	144%	$63,915
0	$10.41	3.40%	1.09%	(0.14)%	0.95%		7.46%	155%	$74,167
0	$10.03	4.50%	1.15%	(0.19)%	0.96%		6.74%	127%	$69,188
0	$9.83	5.84%	1.19%	(0.23)%	0.96%		10.38%	126%	$33,192
0	$9.44	5.62%	1.21%	(0.26)%	0.96%		2.08%	80%	$29,928
0	$9.74	5.66%	1.21%	(0.25)%	0.96%		3.37%	116%	$42,956

0	$10.17	1.31%	1.87%	(0.17)%	1.70%		(1.64)%	144%	$33,563
0	$10.41	2.59%	1.84%	(0.14)%	1.70%		6.64%	155%	$42,524
0	$10.03	3.75%	1.89%	(0.18)%	1.71%		5.94%	127%	$18,007
0	$9.83	5.08%	1.91%	(0.20)%	1.71%		9.56%	126%	$10,666
0	$9.44	4.89%	1.96%	(0.27)%	1.69%		1.39%	80%	$8,864
0	$9.74	4.95%	1.99%	(0.33)%	1.66%		2.65%	116%	$9,643

0	$9.97	2.35%	0.81%	(0.11)%	0.70%		(1.16)%	144%	$131,164
0	$10.21	3.73%	0.83%	(0.14)%	0.69%		7.74%	155%	$140,563
0	$9.84	4.82%	0.78%	(0.10)%	0.68%		7.08%	127%	$132,786
0	$9.64	6.13%	0.80%	(0.12)%	0.68%		10.66%	126%	$116,309
0	$9.26	5.87%	0.90%	(0.19)%	0.72%		2.34%	80%	$127,344
0	$9.55	5.72%	1.08%	(0.17)%	0.91%		3.38%	116%	$79,789

0	$10.19	1.63%	1.14%	(0.24)%	0.90	%(10)	(0.25)%	181%	$53,041
0	$10.28	3.51%	1.51%	(0.45)%	1.06	%(10)	4.69%	331%	$55,807
0	$10.24	4.16%	1.78%	(0.66)%	1.12%		6.45%	400%	$6,034
0	$10.19	5.43%	2.70%	(0.79)%	1.91%		8.93%	245%	$4,550
0	$9.88	5.60%	1.86%	(0.50)%	1.36%		4.18%	188%	$4,087
0	$10.03	4.96%	2.10%	(0.50)%	1.60%		4.47%	199%	$3,887

0	$10.20	0.94%	1.97%	(0.32)%	1.65	%(10)	(0.53)%	181%	$9,221
0	$10.29	2.75%	2.26%	(0.46)%	1.80	%(10)	3.76%	331%	$5,576
0	$10.25	0.00%	0.45%	(0.45)%	0.00%		0.29%	400%	$0	(9)

0	$10.21	0.90%	1.94%	(0.29)%	1.65	%(10)	(0.53)%	181%	$38,300
0	$10.30	2.73%	2.27%	(0.46)%	1.81	%(10)	3.79%	331%	$32,818
0	$10.25	0.00%	0.45%	(0.45)%	0.00%		0.29%	400%	$0	(9)

0	$10.21	1.88%	0.79%	(0.19)%	0.60	%(10)	0.00%	181%	$439,106
0	$10.30	3.75%	1.16%	(0.40)%	0.76	%(10)	5.08%	331%	$517,187
0	$10.26	4.38%	1.53%	(0.66)%	0.87%		6.80%	400%	$449,648
0	$10.20	5.70%	2.46%	(0.78)%	1.68%		9.09%	245%	$267,444
0	$9.90	5.84%	1.61%	(0.50)%	1.11%		4.55%	188%	$171,879
0	$10.04	5.21%	1.85%	(0.50)%	1.35%		4.82%	199%	$154,365

WELLS FARGO INCOME FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

MONTGOMERY TOTAL RETURN BOND

A SHARES
July 1, 2003(3) to November 30, 2003 (Unaudited)	$12.79	0.14	(0.24)	(0.14)	0.00
July 1, 2002 to June 30, 2003	$12.17	0.63	0.69	(0.62)	(0.08)
July 1, 2001(4) to June 30, 2002	$12.45	0.32	(0.06)	(0.32)	(0.22)

B SHARES
July 1, 2003(3) to November 30, 2003 (Unaudited)	$12.80	0.10	(0.23)	(0.10)	0.00
July 1, 2002 to June 30, 2003	$12.18	0.56	0.69	(0.55)	(0.08)
July 1, 2001(4) to June 30, 2002	$12.45	0.23	(0.05)	(0.23)	(0.22)

C SHARES
July 1, 2003(3) to November 30, 2003 (Unaudited)	$12.73	0.10	(0.23)	(0.10)	0.00
July 1, 2002 to June 30, 2003	$12.12	0.57	0.67	(0.55)	(0.08)
July 1, 2001(4) to June 30, 2002	$12.45	0.25	(0.11)	(0.25)	(0.22)

INSTITUTIONAL SHARES
July 1, 2003(3) to November 30, 2003 (Unaudited)	$12.57	0.19	(0.25)	(0.17)	0.00
July 1, 2002 to June 30, 2003	$11.97	0.64	0.68	(0.64)	(0.08)
July 1, 2001 to June 30, 2002	$11.85	0.43	0.36	(0.45)	(0.22)
July 1, 2000 to June 30, 2001	$11.33	0.70	0.52	(0.70)	0.00
July 1, 1999 to June 30, 2000	$11.66	0.77	(0.20)	(0.75)	(0.15)
July 1, 1998 to June 30, 1999	$12.44	0.73	(0.35)	(0.74)	(0.42)

SELECT SHARES
July 1, 2003(3) to November 30, 2003 (Unaudited)	$12.58	0.15	(0.23)	(0.15)	0.00
July 1, 2002 to June 30, 2003	$11.97	0.73	0.66	(0.70)	(0.08)
July 1, 2001(4) to June 30, 2002	$12.45	0.47	(0.25)	(0.48)	(0.22)

STABLE INCOME FUND

A SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.44	0.09	(0.08)	(0.09)	0.00
June 1, 2002 to May 31, 2003	$10.38	0.25	0.06	(0.25)	0.00
June 1, 2001 to May 31, 2002	$10.36	0.34	0.02	(0.34)	0.00
June 1, 2000 to May 31, 2001	$10.15	0.57	0.22	(0.58)	0.00
June 1, 1999 to May 31, 2000	$10.26	0.54	(0.11)	(0.54)	0.00
June 1, 1998 to May 31, 1999	$10.31	0.54	(0.06)	(0.53)	0.00

B SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.43	0.05	(0.09)	(0.05)	0.00
June 1, 2002 to May 31, 2003	$10.37	0.17	0.06	(0.17)	0.00
June 1, 2001 to May 31, 2002	$10.35	0.28	0.01	(0.27)	0.00
June 1, 2000 to May 31, 2001	$10.14	0.49	0.23	(0.51)	0.00
June 1, 1999 to May 31, 2000	$10.26	0.46	(0.12)	(0.46)	0.00
June 1, 1998 to May 31, 1999	$10.30	0.44	(0.04)	(0.44)	0.00

C SHARES
June 30, 2003(4) to November 30, 2003 (Unaudited)	$10.41	0.03	(0.07)	(0.04)	0.00

INSTITUTIONAL SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$10.44	0.10	(0.08)	(0.10)	0.00
June 1, 2002 to May 31, 2003	$10.39	0.26	0.06	(0.27)	0.00
June 1, 2001 to May 31, 2002	$10.36	0.37	0.03	(0.37)	0.00
June 1, 2000 to May 31, 2001	$10.15	0.60	0.21	(0.60)	0.00
June 1, 1999 to May 31, 2000	$10.27	0.55	(0.12)	(0.55)	0.00
June 1, 1998 to May 31, 1999	$10.30	0.52	(0.02)	(0.53)	0.00

TACTICAL MATURITY BOND FUND

INSTITUTIONAL SHARES
June 1, 2003 to November 30, 2003 (Unaudited)	$9.84	0.07	(0.25)	(0.07)	0.00
June 1, 2002 to May 31, 2003	$9.77	0.18	0.06	(0.17)	0.00
November 29, 2001(4) to May 31, 2002	$10.00	0.14	(0.23)	(0.14)	0.00

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO INCOME FUNDS

Return of Capital		Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)							Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
			Net Investment Income (loss)	Gross Expenses		Expenses Waived		Net Expenses

0		$12.55	3.05%	1.18%		(0.28)%		0.90%		(1.11)%	334%		$30,692
0		$12.79	3.78%	1.61%		(0.63)%		0.97	%(10)	10.95%	544%		$2,691
0		$12.17	5.78%	1.95%		(0.99)%		0.96%		2.21%	193%		$117

0		$12.57	1.98%	1.91%		(0.26)%		1.65%		(1.41)%	334%		$6,755
0		$12.80	2.81%	2.31%		(0.60)%		1.71	%(10)	9.85%	544%		$3,868
0		$12.18	4.93%	1.94%		(1.11)%		0.83%		1.52%	193%		$87

0		$12.50	1.98%	1.91%		(0.26)%		1.65%		(1.42)%	334%		$6,551
0		$12.73	2.88%	2.32%		(0.61)%		1.71	%(10)	9.78%	544%		$4,425
0		$12.12	5.14%	1.93%		(0.98)%		0.95%		1.12%	193%		$27

0		$12.34	3.07%	1.00%		(0.30)%		0.70%		(0.91)%	334%		$134,254
0		$12.57	4.56%	1.19%		(0.59)%		0.60	%(10)	11.01%	544%		$91,244
0		$11.97	5.38%	1.42%		(0.71)%		0.71%		8.81%	193%		$38,841
0		$11.85	6.02%	1.59%		(0.64)%		0.95%		11.06%	449%		$31,788
0		$11.33	6.78%	1.13%		(0.33)%		0.80%		4.96%	176%		$28,112
0		$11.66	5.88%	1.25%		(0.09)%		1.16%		3.20%	158%		$38,476

0		$12.35	3.31%	0.75%		(0.33)%		0.42%		(0.71)%	334%		$48,864
0		$12.58	4.66%	0.99%		(0.57)%		0.42	%(10)	11.05%	544%		$51,022
0		$11.97	5.99%	1.71%		(1.24)%		0.47%		1.90%	193%		$202

0		$10.36	1.79%	1.05	%(5)	(0.15	)%(5)	0.90	%(5)	0.09%	46	%(6)	$205,513
0	(7)	$10.44	2.32%	1.04	%(5)	(0.22	)%(5)	0.82	%(5)	3.01%	45	%(6)	$175,249
0		$10.38	3.02%	1.04	%(5)	(0.14	)%(5)	0.90	%(5)	3.53%	81	%(6)	$79,555
0		$10.36	5.44%	1.09	%(5)	(0.19	)%(5)	0.90	%(5)	7.98%	37	%(6)	$19,054
0		$10.15	5.29%	0.96	%(5)	(0.17	)%(5)	0.79	%(5)	4.28%	40	%(6)	$8,912
0		$10.26	5.11%	0.95	%(5)	(0.30	)%(5)	0.65	%(5)	4.74%	29	%(6)	$8,559

0		$10.34	1.08%	1.79	%(5)	(0.14	)%(5)	1.65	%(5)	(0.37)%	46	%(6)	$43,728
0	(7)	$10.43	1.51%	1.81	%(5)	(0.18	)%(5)	1.63	%(5)	2.24%	45	%(6)	$48,045
0		$10.37	2.41%	1.87	%(5)	(0.21	)%(5)	1.66	%(5)	2.79%	81	%(6)	$20,318
0		$10.35	4.65%	2.00	%(5)	(0.35	)%(5)	1.65	%(5)	7.22%	37	%(6)	$7,598
0		$10.14	4.54%	1.95	%(5)	(0.41	)%(5)	1.54	%(5)	3.40%	40	%(6)	$2,449
0		$10.26	4.34%	2.15	%(5)	(0.75	)%(5)	1.40	%(5)	4.07%	29	%(6)	$2,387

0		$10.33	0.76%	1.84	%(5)	(0.19	)%(5)	1.65	%(5)	(0.28)%	46	%(6)	$11,090

0		$10.36	2.08%	0.69	%(5)	(0.04	)%(5)	0.65	%(5)	0.21%	46	%(6)	$762,071
0	(7)	$10.44	2.51%	0.77	%(5)	(0.12	)%(5)	0.65	%(5)	3.13%	45	%(6)	$491,771
0		$10.39	3.50%	0.80	%(5)	(0.15	)%(5)	0.65	%(5)	3.87%	81	%(6)	$304,256
0		$10.36	5.78%	0.78	%(5)	(0.13	)%(5)	0.65	%(5)	8.25%	37	%(6)	$200,917
0		$10.15	5.44%	0.77	%(5)	(0.12	)%(5)	0.65	%(5)	4.32%	40	%(6)	$191,358
0		$10.27	5.10%	0.76	%(5)	(0.11	)%(5)	0.65	%(5)	4.95%	29	%(6)	$179,201

0		$9.59	1.27%	1.21	%(5)	(0.62	)%(5)	0.60	%(5)	(1.88)%	107	%(6)	$13,008
0		$9.84	1.81%	1.54	%(5)	(0.94	)%(5)	0.60	%(5)	2.53%	115	%(6)	$8,773
0		$9.77	2.85%	1.88	%(5)	(1.28	)%(5)	0.60	%(5)	(0.87)%	145	%(6)	$6,890

WELLS FARGO INCOME FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2)	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)	The Fund changed its fiscal year-end from June 30 to May 31.

(4)	Commencement of operations.

(5)	Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6)	Portfolio turnover rate represents the activity from the Fund’s investment in a core portfolio.

(7)	Return of capital was less than $0.01 per share

(8)	Per share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, because the use of the undistributed income method did not accord with results of operations.

(9)	Amounts represents less than $1,000.

(10)	Includes interest expense.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO INCOME FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series. These financial statements present the Diversified Bond, High Yield Bond, Income, Income Plus, Inflation-Protected Bond, Intermediate Government Income, Limited Term Government Income, Montgomery Short Duration Government Bond, Montgomery Total Return Bond, Stable Income and Tactical Maturity Bond Funds (each, a “Fund”, collectively, the “Funds”), each a diversified series of the Trust.

On December 18, 2002, the Board of Trustees of the Trust and on December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II (the “Montgomery Funds”), approved an Agreement and Plan of Reorganization providing for the reorganization of certain of the Montgomery Funds into the Funds. Effective at the close of business on June 6, 2003, the Wells Fargo Montgomery Short Duration Government Bond Fund acquired all of the net assets of the Montgomery Short Duration Government Bond Fund and the Wells Fargo Montgomery Total Return Bond Fund acquired all of the net assets of the Montgomery Total Return Bond Fund.

The separate classes of shares offered by each Fund differ principally in applicable sales charges (if any) and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

The Diversified Bond, Stable Income and Tactical Maturity Bond Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Master Portfolios as partnership investments and record daily their share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with the Funds’ financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, valuations are based on the latest quoted bid prices.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust’s Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and are representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

WELLS FARGO INCOME FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Securities which can not be valued using any of these methods are valued at fair value as determined by policies set by the Trust’s Board of Trustees.

Investments in the Master Portfolios are valued at their net asset value at the close of business each day. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income is declared and distributed to shareholders monthly, with the exception of the Income and Limited Term Government Income Funds, for which net investment income is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains are declared and distributed at least annually. If the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital. Estimates of inflation may be used in the determination of monthly income dividend rates.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the Code), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2003.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO INCOME FUNDS

At May 31, 2003, the following Funds had estimated net capital loss carryforwards which are available to offset future net realized capital gains:

Fund	Year Expires	Capital Loss Carryforwards
Diversified Bond Fund	2011	$258,571
Income Fund	2007	8,499,673
	2007	1,007,919
	2008	3,879
	2008	11,139,881
	2008	1,224,117
	2009	1,017,826
Income Plus Fund	2006	234,156
	2007	31,798
	2007	881,276
	2008	1,142,744
	2008	546,883
	2009	3,631,688
	2009	163,187
	2010	1,439,682
	2011	484,627
Intermediate Government Income Fund	2004	5,492,768
	2005	1,603,624
	2006	44,683
	2007	8,447,151
	2007	351,674
	2008	17,842,339
	2008	149
Limited Term Government Income Fund	2004	753,400
	2006	1,835,884
	2007	676,044
	2007	2,040,910
	2008	1,334,044
	2008	87,972
	2009	471,758
Stable Income Fund	2004	208,200
	2004	226,204
	2005	16,722
	2005	95,977
	2006	95,212
	2007	106,433
	2008	134,663
	2008	50,735
	2009	88,159
	2011	623,902
Tactical Maturity Bond Fund	2011	330,514

WELLS FARGO INCOME FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The capital loss carryforwards of the Funds may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

At May 31, 2003, the following Fund had a current year deferred post-October capital loss, which will be treated as realized for tax purposes on the first day of the succeeding year.

Fund	Deferred Post-October Capital Loss
Tactical Maturity Bond Fund	26,098

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. As of November 30, 2003, outstanding forward contracts were as follows:

Fund	Currency Amount to be Delivered	Type of Currency	Settlement Date	Currency Amount to be Received	Net Unrealized Appreciation (Depreciation)
Income Plus Fund	1,745,000	Euro	12/18/2003	$1,988,707	$(101,831)
Income Plus Fund	615,000	British Pound	12/18/2003	1,021,902	(34,241)
Income Plus Fund	1,705,000	New Zealand Dollar	12/18/2003	1,040,647	(46,060)

INTEREST RATE SWAPS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to interest income, the amount due or owed by the Funds at termination or settlement. Interest rate swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates.

As of November 30, 2003, the following Funds were engaged in open interest rate swaps.

Fund	Swap Counter Party	Notional Principal	Floating Rate Index	Maturity Date	Net Unrealized Gain (Loss)
Income Fund	ABN AMRO	5,000,000	USD 3-Month Libor	July 24, 2013	$(95,329)
Income Plus Fund	ABN AMRO	3,000,000	USD 3-Month Libor	July 24, 2013	$(57,198)
Income Plus Fund	ABN AMRO	5,000,000	USD 3-Month Libor	August 21, 2013	$(192,955)

INVESTMENTS SOLD SHORT

Certain Funds may engage in short-selling to the extent permitted by the Fund’s investment policies in an attempt to increase investment return. A Fund may not sell a security short unless it owns or has the right to obtain the security equivalent in kind and amount to the security sold short (short sales “against the box”). If the Fund makes such a short sale, the Fund will not immediately deliver the securities sold and will not receive the proceeds from the sale. The seller is said to have a short position in the security sold until it delivers the security sold short, at which time it receives the proceeds of the sale. The Fund’s decision to make a short sale may be a technique to hedge against market risks when the adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position. Securities sold short at November 30, 2003, if any, and their related market values and proceeds are set forth in the Schedule of Securities Sold Short.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO INCOME FUNDS

MORTGAGE DOLLAR ROLL TRANSACTION

Certain Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

REPURCHASE AGREEMENTS

Certain Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank Minnesota, N.A., the Funds’ custodian, acts as the securities lending agent for the Funds and receives for its services as the lending agent 40% of the revenues earned on the securities lending activities. The value of the securities on loan and the value of the related collateral at November 30, 2003 are shown in the Statements of Assets and Liabilities.

At November 30, 2003, the cash collateral of each Fund was invested as follows:

Fund	Repurchase Agreements	Short-Term Securities	Mid-Term Securities	Money Market Fund	Total
Income Fund	17%	40%	41%	2%	100%
Income Plus Fund	21%	49%	27%	3%	100%
Inflation-Protected Bond Fund	24%	57%	16%	3%	100%
Intermediate Government Income Fund	17%	40%	41%	2%	100%
Limited Term Government Income Fund	21%	50%	26%	3%	100%
Montgomery Short Duration Government Bond Fund	21%	50%	26%	3%	100%
Montgomery Total Return Bond Fund	20%	48%	29%	3%	100%

WHEN-ISSUED TRANSACTIONS

The Funds record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

WELLS FARGO INCOME FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC (“Funds Management”). The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management for the Funds. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Funds to the adviser. Funds Management and the investment sub-advisers are entitled to be paid a monthly fee at the following annual rates:

Fund	Advisory Fee (% of Average Daily Net Assets)	Sub-Adviser	Average Daily Net Assets	Sub-Advisory Fee (% of Average Daily Net Assets)
High Yield Bond Fund	0.60	Sutter Advisors LLC	$0 – 50 million $50 – 100 million >$100 million	0.50% 0.40% 0.30%
Income Fund	0.50	Wells Capital Management	$0 – 400 million $400 – 800 million >$800 million	0.15% 0.125% 0.10%
Income Plus Fund	0.60	Wells Capital Management	$0 – 400 million $400 – 800 million >$800 million	0.20% 0.175% 0.15%
Inflation-Protected Bond Fund	0.50	Wells Capital Management	$0 – 400 million $400 – 800 million >$800 million	0.15% 0.125% 0.10%
Intermediate Government Income Fund	0.50	Wells Capital Management	$0 – 400 million $400 – 800 million >$800 million	0.15% 0.125% 0.10%
Limited Term Government Income Fund	0.50	Wells Capital Management	$0 – 400 million $400 – 800 million >$800 million	0.15% 0.125% 0.10%
Montgomery Short Duration Government Bond Fund	0.50	Wells Capital Management	$0 – 400 million $400 – 800 million >$800 million	0.15% 0.125% 0.10%
Montgomery Total Return Bond Fund	0.50	Wells Capital Management	$0 – 400 million $400 – 800 million >$800 million	0.15% 0.125% 0.10%

The Diversified Bond Fund is invested in various Master Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of the Fund’s average daily net assets for providing advisory services, including the determination of the asset allocation of the Fund’s investments in the various Master Portfolios. The Stable Income and Tactical Maturity Bond Funds invest all of their assets in single Master Portfolios and do not currently pay investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Master Portfolios, Funds Management (and the corresponding sub-adviser) does not receive any compensation from the Funds.

For the period from January 17, 2003 through June 8, 2003, Wells Capital Management served as the investment adviser to each predecessor portfolio of the Montgomery Short Duration Government Bond and Montgomery Total Return Bond Funds (the “Wells Fargo Montgomery Funds”) pursuant to an interim investment management agreement. Prior to January 17, 2003, Montgomery Asset Management, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO INCOME FUNDS

(“MAM”) served as the investment adviser for each of the predecessor portfolios of the Wells Fargo Montgomery Funds. Under the interim agreement with Wells Capital Management, the contractual investment advisory fees were the same as those under the prior agreement with MAM. The fees were as follows:

Fund	Average Daily Net Assets	Annual Rate
Montgomery Short Duration Government Bond Fund	$0 – 500 million >$500 million	0.50% 0.40%
Montgomery Total Return Bond Fund	$0 – 500 million >$500 million	0.30% 0.25%

ADMINISTRATION AND TRANSFER AGENT FEES

Effective March 1, 2003, the Trust has entered into an Administration Agreement with Funds Management on behalf of the Funds. Under this Agreement, for providing administrative services, which include paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

Share Class	% of Average Daily Net Assets
Class A, Class B and Class C	0.33%
Institutional Class	0.25%
Select Class	0.15%

Prior to March 1, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds, except the Wells Fargo Montgomery Funds. Under the Administration Agreement, Funds Management was entitled to receive monthly fees at the annual rate of 0.15% of each Fund’s average daily net assets. Prior to June 9, 2003, MAM served as administrator for each predecessor portfolio of the Wells Fargo Montgomery Funds, and was entitled to receive a fee per fund, with the exception of the predecessor Montgomery Total Return Bond Fund, ranging from 0.04% to 0.07%, depending on the fund and the level of assets. For the predecessor Montgomery Total Return Bond Fund, MAM was entitled to receive a fee at the annual rate of 0.25% of the fund’s average daily net assets up to $500 million, and 0.19% of the fund’s average daily net assets in excess of $500 million.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Prior to March 1, 2003, BFDS was entitled to receive from the Funds, except the Wells Fargo Montgomery Funds, a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee. Effective March 1, 2003, BFDS is entitled to receive fees from the administrator for its services as transfer agent. Prior to June 9, 2003, DST Systems, Inc. served as the transfer agent for each predecessor portfolio of the Wells Fargo Montgomery Funds.

CUSTODY FEES

The Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. (“WFB MN”), whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. In addition, WFB MN does not receive a custodial fee for any Fund that invests its assets in one or more Master Portfolios. Prior to June 9, 2003, J.P. Morgan Chase Bank served as custodian for the predecessor portfolios of the Wells Fargo Montgomery Funds.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged the following annual fees:

Share Class	% of Average Daily Net Assets
Class A, Class B and Class C	0.25%
Institutional Class*	0.00%
Select Class	0.00%

* The Montgomery Total Return Bond Fund is charged 0.15% of the average daily net assets of its Institutional Class shares for these services.

WELLS FARGO INCOME FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the six months or period ended November 30, 2003, shareholder servicing fees paid were as follows:

Fund	Class A	Class B	Class C	Institutional Class
Diversified Bond Fund	N/A	N/A	N/A	0
High Yield Bond Fund	211,220	23,484	24,558	N/A
Income Fund	43,627	22,414	N/A	0
Income Plus Fund	29,929	57,072	12,874	N/A
Inflation-Protected Bond Fund	10,566	8,107	8,599	0
Intermediate Government Income Fund	233,714	89,131	40,227	0
Limited Term Government Income Fund	90,204	47,551	N/A	0
Montgomery Short Duration Government Bond Fund	60,993	8,524	38,704	0
Montgomery Total Return Bond Fund	14,598	5,874	5,761	71,629
Stable Income Fund	241,717	57,962	7,370	0
Tactical Maturity Bond Fund	N/A	N/A	N/A	0

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the “Plan”) for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. (“Stephens”) at an annual rate of 0.75% of average daily net assets. Prior to June 9, 2003, Funds Distributor, Inc. served as the distributor to the predecessor portfolios of the Wells Fargo Montgomery Funds, and received distribution fees at an annual rate of 0.25% of average daily net assets of the funds’ Class A shares and 0.75% of average daily net assets of the funds’ Class B and Class C shares.

For the six months or period ended November 30, 2003, distribution fees paid are disclosed in the Statements of Operations.

OTHER FEES

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for all of the Funds. PFPC is entitled to receive an annual asset based fee, an annual fixed fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant for each Fund, except the Wells Fargo Montgomery Funds, and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, plus out-of-pocket expenses. Prior to June 9, 2003, J.P. Morgan Investor Services Co. (“JPMIS”) served as fund accountant for each predecessor portfolio of the Wells Fargo Montgomery Funds. For these services, JPMIS was entitled to receive a fee based on all assets of the Montgomery Funds and related trusts or funds equal to an annual rate of 0.04875% of the first $3 billion, plus 0.0375% of the next $2 billion and 0.0225% of amounts over $5 billion.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six months or period ended November 30, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO INCOME FUNDS

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the six months or period ended November 30, 2003, were as follows:

Fund	Purchases at Cost	Sales Proceeds
Diversified Bond Fund*	$135,024,286	$153,525,114
High Yield Bond Fund	131,995,794	15,637,082
Income Fund	313,402,193	378,866,790
Income Plus Fund	98,617,804	92,228,726
Inflation-Protected Bond Fund	29,137,247	7,405,277
Intermediate Government Income Fund	725,042,953	686,958,319
Limited Term Government Income Fund	356,879,684	338,036,966
Montgomery Short Duration Government Bond Fund	1,015,517,719	990,722,056
Montgomery Total Return Bond Fund	751,155,745	635,328,571
Stable Income Fund*	641,128,989	374,340,934
Tactical Maturity Bond Fund*	9,882,481	14,552,641

*	These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Master Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund’s investment in a Master Portfolio rather than the underlying securities in that Master Portfolio. Since a Fund has an indirect interest in the securities held in the Master Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

5. BANK BORROWINGS

All of the funds in the Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the six months ended November 30, 2003.

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PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities – 9.09%

$1,500,000	Asset Securitization Corporation Series 1997-D4 Class A1C	7.42%	04/14/2029	$1,570,592

3,500,000	Bank One Issuance Trust Series 2003-B1 Class B1±	1.49	04/15/2008	3,510,449

2,595,000	Brazos Student Loan Finance Corporation Series 1995-B Class A4±	1.39	12/01/2025	2,591,075

2,725,000	Chase Credit Card Master Trust Series 2001-3 Class C±	1.97	09/15/2006	2,728,096

325,000	Chase Credit Card Master Trust Series 2003-4 Class B±	1.77	01/15/2016	328,707

5,000,000	Chase Funding Mortgage Loan Series 2002-1 Class 1A5	6.60	02/25/2032	5,337,495

2,700,000	Citibank Credit Card Issuance Trust Series 2001-C3 Class C3	6.65	05/15/2008	2,912,376

1,191,521	Contimortgage Home Equity Loan Trust Series 1997-4 Class A7	6.63	09/15/2016	1,191,087

4,970,000	Countrywide Asset Backed Certificates Series 2000-1 Class MV1±	1.59	03/25/2031	4,983,349

2,256,110	EQCC Home Equity Loan Trust Series 1997-2 Class A9	6.81	08/15/2028	2,261,327

368,001	GE Capital Mortgage Services Incorporated Series 1997-He2 Class A7	7.12	06/25/2027	375,302

3,336,615	Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	3,433,057

3,115,000	Green Tree Home Equity Loan Trust Series 1999-A Class M1	6.92	08/15/2026	3,209,015

2,500,000	Green Tree Home Equity Loan Trust Series 1999-C Class M2	8.36	07/15/2030	2,682,057

971,514	Household Consumer Loan Trust Series 1997-2 Class A1±	1.30	11/15/2007	971,514

4,500,000	Long Beach Mortgage Loan Trust Series 2002-1 Class 2A4	6.46	05/25/2032	4,722,652

906,490	Pass-Through Amortizing Credit Card Trust Series 2002-1A Class A2Fl±^	2.47	06/18/2012	905,218

5,518,000	Rental Car Finance Corporation Series 1997-1 Class B3^	6.70	09/25/2007	5,646,567

4,500,000	Residential Funding Mortgage Securities II Series 2002-Hi3 Class A6	5.98	08/25/2019	4,756,445

2,838,544	Saxon Asset Securities Trust Series 1999-2 Class Af6	6.42	03/25/2014	2,950,497

1,047,234	Van Kempen CLO I Limited±^	1.41	10/08/2007	1,035,453

1,909,871	World Omni Automobile Lease Securitization Trust Series 2001-Aa Class B±^	2.02	07/20/2007	1,903,242

Total Asset Backed Securities (Cost $59,102,386)				60,005,572

Collateralized Mortgage Obligations – 2.64%

377,737	American Housing Trust Series V1 Class 1-I	9.15	05/25/2020	378,920

3,000,000	BankAmerica Manufactured Housing Contract Series 1997-1 Class A8	6.73	06/10/2023	3,130,286

446,939	Housing Securities Incorporated Series 1995-B Class A1A±	3.62	11/25/2028	445,624

259,349	LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	285,796

3,968,963	Merrill Lynch Mortgage Investors Incorporated Series 1997-CI Class A3	7.12	06/18/2029	4,301,685

4,000,000	Nationslink Funding Corporation	6.65	11/10/2030	4,248,389

1,059,254	Nationslink Funding Corporation Series 1999-Sl Class D	7.56	11/10/2030	1,158,853

2,276,902	Residential Funding Securities Corporation Series 2003-Rp1 Class A1±^	1.62	11/25/2034	2,282,906

43,434	Vendee Mortgage Trust Series 1992-2 Class G	7.25	02/15/2019	43,434

1,161,275	Washington Mutual Series 2002-Ar4 A8±	5.52	04/26/2032	1,183,131

Total Collateralized Mortgage Obligations (Cost $17,044,551)				17,459,024

Corporate Bonds & Notes – 32.90%

Building Materials, Hardware, Garden Supply & Mobile Home Dealers – 0.20%

1,300,000	CRH America Incorporated	5.30	10/15/2013	1,307,797

				1,307,797

Business Services – 1.43%

1,770,000	Cendant Corporation	7.38	01/15/2013	2,031,029

2,300,000	First Data Corporation Series MTND	5.80	12/15/2008	2,513,178

650,000	Fiserv Incorporated	4.00	04/15/2008	643,559

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Business Services (continued)

$1,750,000	NCR Corporation^	7.13%	06/15/2009	$1,905,421

2,120,000	Thompson Corporation	6.20	01/05/2012	2,321,082

				9,414,269

Chemicals & Allied Products – 2.04%

2,000,000	Bristol Myers Squibb	5.75	10/01/2011	2,145,674

1,450,000	Dial Corporation	7.00	08/15/2006	1,578,416

2,100,000	Eastman Chemical Company	7.00	04/15/2012	2,302,887

1,900,000	Olin Corporation	9.13	12/15/2011	2,251,453

2,450,000	Rpm International Incorporated	7.00	06/15/2005	2,541,191

1,625,000	Watson Pharmaceuticals Incorporated	7.13	05/15/2008	1,737,819

850,000	Wyeth	6.70	03/15/2011	943,255

				13,500,695

Communications – 0.95%

2,000,000	Cox Enterprises Incorporated^	8.00	02/15/2007	2,273,976

1,495,000	Qwest Corporation	5.63	11/15/2008	1,465,100

2,250,000	Time Warner Companies Incorporated	7.57	02/01/2024	2,513,471

				6,252,547

Consumer Services – 0.33%

1,955,000	Nielsen Media	7.60	06/15/2009	2,202,652

				2,202,652

Depository Institutions – 6.58%

3,300,000	Associated Bancorp	6.75	08/15/2011	3,645,906

3,000,000	Bank One Capital IV±	2.64	09/01/2030	3,030,684

5,000,000	BankAmerica Capital III±	1.72	01/15/2027	4,679,695

2,250,000	BB&T Corporation	6.50	08/01/2011	2,509,013

5,000,000	Chase Capital VI±	1.79	08/01/2028	4,552,415

3,000,000	City National Bank	6.75	09/01/2011	3,337,146

1,750,000	Colonial Bank	9.38	06/01/2011	2,007,703

750,000	Corestates Capital Trust II±^	1.80	01/15/2027	697,147

3,200,000	Deposit Guaranty Corporation	7.25	05/01/2006	3,545,360

3,000,000	Firstar Bank NA	7.13	12/01/2009	3,481,089

1,995,000	Fleet Capital Trust V±	2.14	12/18/2028	1,876,286

2,000,000	Manufacturers & Traders Trust Company	8.00	10/01/2010	2,385,764

2,250,000	National Capital Commerce Incorporated±	2.14	04/01/2027	2,054,700

1,425,000	US Bank National Association Series BNKT	6.38	08/01/2011	1,586,871

2,000,000	Wachovia Bank NA/Charlotte Series BKNT	7.80	08/18/2010	2,395,996

1,500,000	Washington Mutual Bank FA	6.88	06/15/2011	1,685,898

				43,471,673

Eating & Drinking Places – 0.21%

1,325,000	Aramark Services Incorporated	6.75	08/01/2004	1,362,826

				1,362,826

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Educational Services – 0.62%

$3,750,000	Stanford University Series MTNA	6.16%	04/30/2011	$4,124,689

				4,124,689

Electric, Gas & Sanitary Services – 0.54%

2,000,000	Duke Energy Field Services LLC	7.88	08/16/2010	2,345,970

1,134,146	Niagara Mohawk Power Corporation Series F	7.63	10/01/2005	1,231,178

				3,577,148

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 0.88%

1,700,000	Hyundai Semiconductor Manufacturing America Incorporated^	8.25	05/15/2004	1,740,387

1,400,000	Solectron Corporation Series B	7.38	03/01/2006	1,445,500

2,500,000	Thomas & Betts Corporation Series MTN	6.63	05/07/2008	2,596,875

				5,782,762

Financial Services – 0.25%

1,500,000	Citigroup Incorporated	6.50	01/18/2011	1,680,128

				1,680,128

Food & Kindred Products – 0.80%

1,300,000	Cadbury Schweppes US Finance LLC^	3.88	10/01/2008	1,284,443

2,000,000	Conagra Foods Incorporated	7.88	09/15/2010	2,389,922

1,500,000	General Mills Incorporated	6.00	02/15/2012	1,598,727

				5,273,092

Forestry – 0.36%

2,195,000	Weyerhaeuser Company	6.75	03/15/2012	2,367,329

				2,367,329

Health Services – 0.61%

2,800,000	American Association of Retired Persons^	7.50	05/01/2031	3,243,839

850,000	Healthsouth Corporation	7.63	06/01/2012	777,750

				4,021,589

Holding & Other Investment Offices – 0.78%

1,750,000	National City Bank of Columbus Series 4	7.25	07/15/2010	2,035,640

250,000	National City Bank of Kentucky Series Bank Notes	6.30	02/15/2011	275,180

1,395,000	Principal Life Global Funding I^	6.25	02/15/2012	1,513,773

2,500,000	Toll Road Investment Partnership II LP^††	6.56	02/15/2015	1,350,888

				5,175,481

Home Furniture, Furnishings & Equipment Stores – 0.17%

1,125,000	Steelcase Incorporated	6.38	11/15/2006	1,145,906

				1,145,906

Hotels, Rooming Houses, Camps & Other Lodge Places – 0.19%

170,000	Marriott International Incorporated Series B	6.88	11/15/2005	183,160

1,000,000	MGM Mirage	6.95	02/01/2005	1,042,500

				1,225,660

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Industrial & Commercial Machinery & Computer Equipment – 0.10%

$600,000	Applied Materials Incorporated Series MTNA	6.70%	09/06/2005	$643,961

				643,961

Insurance Agents, Brokers & Service – 0.65%

2,000,000	Allstate Financial Global Funding^	6.50	06/14/2011	2,239,756

2,000,000	NLV Financial Corporation^	7.50	08/15/2033	2,064,654

				4,304,410

Insurance Carriers – 5.46%

1,500,000	Amerus Group Company	6.95	06/15/2005	1,574,070

2,000,000	Blue Cross & Blue Shield of Florida^	8.25	11/15/2011	2,295,528

2,875,000	John Hancock Global Funding II^	7.90	07/02/2010	3,401,507

2,250,000	Lincoln National Corporation	7.25	05/15/2005	2,421,803

750,000	Lincoln National Corporation	6.20	12/15/2011	810,402

2,200,000	Markel Corporation	7.20	08/15/2007	2,372,817

2,450,000	Minnesota Life Insurance Company^	8.25	09/15/2025	2,985,881

2,900,000	New York Life Global Funding^	5.38	09/15/2013	2,975,858

1,650,000	Protective Life US Funding Trust^	5.88	08/15/2006	1,786,227

1,500,000	Provident Companies Incorporated	6.38	07/15/2005	1,564,131

2,450,000	Prudential Insurance Company of America^	7.65	07/01/2007	2,736,412

2,100,000	Reinsurance Group of America^	7.25	04/01/2006	2,267,830

2,000,000	Reliastar Financial Corporation	8.00	10/30/2006	2,252,838

1,385,000	Safeco Corporation	4.88	02/01/2010	1,415,762

3,000,000	Unitrin Incorporated	5.75	07/01/2007	3,145,572

2,050,000	WR Berkley Corporation	5.13	09/30/2010	2,053,130

				36,059,768

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods – 0.35%

176,000	Bausch & Lomb Incorporated	6.75	12/15/2004	183,040

2,000,000	Raytheon Company	6.15	11/01/2008	2,148,682

				2,331,722

Metal Mining – 0.19%

1,200,000	Phelps Dodge Corporation	6.38	11/01/2004	1,230,442

				1,230,442

Miscellaneous Manufacturing Industries – 0.98%

2,500,000	General Electric Company	5.00	02/01/2013	2,509,133

2,000,000	Honeywell International Incorporated	6.13	11/01/2011	2,184,692

1,700,000	Pall Corporation^	6.00	08/01/2012	1,749,538

				6,443,363

Non-Depository Credit Institutions – 1.58%

1,925,000	Athena Neurosciences Finance LLC	7.25	02/21/2008	1,713,250

3,600,000	Cargill Incorporated	8.35	02/12/2011	3,654,126

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Non-Depository Credit Institutions (continued)

$2,500,000	Ford Motor Credit Company	7.38%	10/28/2009	$2,644,745

1,700,000	General Motors Acceptance Corporation	5.85	01/14/2009	1,764,299

685,000	General Motors Acceptance Corporation Series MTN±	2.41	10/20/2005	686,616

				10,463,036

Oil & Gas Extraction – 0.56%

1,750,000	Marathon Oil Corporation/Consolidated	6.85	03/01/2008	1,953,635

1,585,000	Transocean Incorporated	6.63	04/15/2011	1,753,719

				3,707,354

Paper & Allied Products – 0.50%

1,750,000	International Paper Company	6.75	09/01/2011	1,943,638

1,250,000	Meadwestvaco Corporation	6.85	04/01/2012	1,365,475

				3,309,113

Personal Services – 0.20%

1,200,000	Cintas Corporation^	6.00	06/01/2012	1,296,011

				1,296,011

Petroleum Refining & Related Industries – 0.21%

1,520,000	El Paso CGP Company	6.50	05/15/2006	1,406,000

				1,406,000

Primary Metal Industries – 0.35%

2,000,000	Alcoa Incorporated	7.38	08/01/2010	2,327,332

				2,327,332

Printing, Publishing & Allied Industries – 1.07%

1,585,000	American Greetings Corporation	6.10	08/01/2028	1,632,550

3,325,000	Scholastic Corporation	7.00	12/15/2003	3,330,968

1,750,000	Viacom Incorporated	7.70	07/30/2010	2,074,749

				7,038,267

Real Estate – 0.23%

1,500,000	Shurgard Storage Centers Incorporated	5.88	03/15/2013	1,532,022

				1,532,022

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.73%

2,000,000	Merrill Lynch & Company Incorporated Series MTN±	1.53	05/22/2006	2,010,976

2,500,000	Morgan Stanley	6.75	04/15/2011	2,805,770

				4,816,746

Stone, Clay, Glass & Concrete Products – 0.26%

1,605,151	3M Employee Stock Ownership Plan Trust^	5.62	07/15/2009	1,727,849

				1,727,849

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Student Loan Marketing Association – 0.35%

$2,300,000	SLMA Series 1999-3 Class CTFS±	1.56%	01/26/2015	$2,286,848

				2,286,848

Telecommunications – 0.37%

2,310,000	Sprint Capital Corporation	6.00	01/15/2007	2,438,799

				2,438,799

Transportation By Air – 1.28%

1,159,661	Continental Airlines Incorporated Series 2001-1 Class C	7.03	06/15/2011	980,783

1,793,513	Continental Airlines Incorporated Series 972A	7.15	06/30/2007	1,634,357

1,365,271	Continental Airlines Incorporated Series 974C	6.80	07/02/2007	1,277,033

645,332	Delta Air Lines Incorporated Series 2002-1 Class C	7.78	01/02/2012	557,334

2,669,011	FedEx Corporation Series 97-B	7.52	01/15/2018	3,040,042

880,000	Northwest Airlines Corporation Series 991A	6.81	02/01/2020	781,968

1,000,000	United Air Lines Incorporated Series 01-1	6.83	09/01/2008	150,729

				8,422,246

Transportation Equipment – 0.54%

1,750,000	Daimlerchrysler NA Holding Corporation	7.75	01/18/2011	1,955,167

1,500,000	Navistar International Corporation Series B	9.38	06/01/2006	1,635,000

				3,590,167

Total Corporate Bonds & Notes (Cost $209,867,538)				217,261,699

Municipal Bonds & Notes – 2.96%

2,300,000	Bridgeport County GO Taxable Pension Bonds FGIC Insured	7.33	01/15/2007	2,581,428

3,035,000	City of Minneapolis MN Series A	6.00	02/01/2026	3,057,550

3,805,000	Hudson County NJ Improvement Authority Facilities Leasing Revenue	7.40	12/01/2025	4,523,498

890,000	La Crosse WI Series B	5.00	12/01/2009	922,200

940,000	La Crosse WI Series B	5.20	12/01/2010	969,356

2,210,000	Loyola University Illinois	4.80	07/01/2013	2,121,335

2,000,000	Minneapolis & St Paul MN Metropolitan Airports Commission Series 15	6.05	01/01/2012	2,174,280

1,015,000	State of Illinois	4.95	06/01/2023	932,815

1,000,000	State of Texas	7.15	12/01/2009	1,151,780

1,000,000	Stratford Ct	6.28	02/15/2009	1,109,550

Total Municipal Bonds & Notes (Cost $18,319,024)				19,543,792

US Government Agency Securities – 41.12%

Federal Home Loan Mortgage Corporation – 14.61%

56,882	FHLMC #410425±	3.46	09/01/2026	59,012

48,673	FHLMC #410464±	4.25	11/01/2026	50,686

330,067	FHLMC #606279±	2.82	02/01/2015	331,761

116,085	FHLMC #846367±	3.67	04/01/2029	119,989

2,743,230	FHLMC #90248	6.00	06/01/2017	2,862,143

2,497,812	FHLMC #E90573	6.00	07/01/2017	2,606,088

5,173,972	FHLMC Series 1675 Class KZ	6.50	02/15/2024	5,484,879

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)

$4,327,375	FHLMC Series 2146 Class VB	6.00%	12/15/2014	$4,421,643

1,075,853	FHLMC Series 2218 Class B	6.00	11/15/2027	1,089,052

5,930,000	FHLMC Series 2358 Class PD	6.00	09/15/2016	6,260,246

689,355	FHLMC Series 2360 Class PE	6.00	11/15/2013	689,030

12,500,000	FHLMC Series 2363 Class PF	6.00	09/15/2016	13,196,715

16,300,000	FHLMC Series 2416 Class PE	6.00	10/15/2021	17,104,933

6,305,227	FHLMC Series 2416 Class PF	6.00	08/15/2018	6,400,416

2,000,000	FHLMC Series 2439 Class LG	6.00	09/15/2030	2,076,423

2,467,872	FHLMC Series 37 Class H	6.00	01/17/2021	2,501,141

5,175,292	FHLMC Series T-20 Class A6	7.49	09/25/2029	5,515,748

16,442,757	FHLMC Structured Pass Through Securities Series T-42 Class A4Z	6.50	02/25/2042	17,434,469

7,587,042	FHLMC Structured Pass Through Securities Series T-58 Class 4A	7.50	09/25/2043	8,250,908

				96,455,282

Federal National Mortgage Association – 19.84%

36,232	FNMA #342042±	3.56	06/01/2025	37,245

60,187	FNMA #344689±	3.40	11/01/2025	61,767

78,900	FNMA #344692±	3.33	10/01/2025	80,738

55,013	FNMA #347712±	3.38	06/01/2026	56,880

4,655,812	FNMA #375168	7.13	06/01/2004	4,667,739

2,449,336	FNMA #375462	6.61	11/01/2007	2,682,954

4,668,707	FNMA #380581	6.18	08/01/2008	5,073,560

3,896,198	FNMA #383017	6.49	01/01/2008	4,247,861

1,141,604	FNMA #557072±	2.70	06/01/2040	1,159,212

2,507,041	FNMA #656566	5.50	04/01/2018	2,584,155

4,619,113	FNMA #678939	5.50	02/01/2018	4,761,193

5,684,009	FNMA #706367	6.00	05/01/2033	5,841,337

5,524,432	FNMA #726779±	4.55	05/01/2033	5,617,160

5,864,641	FNMA #731996±	4.18	09/01/2033	5,964,561

1,354,708	FNMA #73272	6.48	12/01/2005	1,431,319

3,234,259	FNMA #73919	6.80	01/01/2004	3,241,658

5,902,144	FNMA #739757±	4.09	08/01/2033	5,969,192

10,399,322	FNMA #741305	5.00	09/01/2018	10,541,845

7,244,110	FNMA #741458±	4.52	10/01/2033	7,386,178

1,693,611	FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	1,821,691

52,578	FNMA Series 1988-5 Class Z	9.20	03/25/2018	57,030

1,991,437	FNMA Series 1998-M6 Class A2	6.32	08/15/2008	2,157,819

5,000,000	FNMA Series 2001-M1 Class B	6.12	05/25/2013	5,419,701

4,642,045	FNMA Series 2002-90 Class A2	6.50	11/25/2042	4,916,218

5,000,000	FNMA Series 2003-86 Class PT	4.50	09/25/2018	4,986,984

17,500,000	FNMA Series 2003-92 Class HP	4.50	09/25/2018	17,457,641

6,000,000	FNMA Series 2003-97 Class CA	5.00	10/25/2018	6,084,149

7,500,000	FNMA Whole Loan Series 2003-W2 Class 2A7	5.50	07/25/2042	7,761,142

8,310,142	FNMA Whole Loan Series 2003-W8 Class 2A	7.00	10/25/2042	8,938,596

				131,007,525

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Government National Mortgage Association—6.67%

235,840	GNMA #473917	7.00%	04/15/2028	$250,773

97,422	GNMA #525459	7.25	01/15/2004	107,181

461,910	GNMA #525459	7.25	01/15/2004	508,180

689,436	GNMA #531435	7.00	03/15/2004	750,836

6,895	GNMA #531965	7.72	12/15/2041	7,805

266,409	GNMA #533857	7.35	01/15/2004	269,820

240,017	GNMA #533858	7.35	08/15/2042	270,595

1,824,515	GNMA #780626	7.00	08/15/2027	1,940,042

35,000,000	GNMA Series 2003-38 Class JC±	7.08	04/16/2024	39,925,890

				44,031,122

Total US Government Agency Securities (Cost $267,520,903)				271,493,929

US Treasury Securities – 9.35%

US Treasury Bonds – 8.94%

10,000,000	U.S. Treasury Strip Principal††	5.44	02/15/2015	5,845,080

20,000,000	US Treasury Bonds	7.25	08/15/2022	25,035,940

13,410,000	US Treasury Bonds	6.25	08/15/2023	15,150,685

6,810,000	US Treasury Bonds	6.75	08/15/2026	8,178,653

3,825,000	US Treasury Bonds	3.38	04/15/2032	4,825,423

				59,035,781

US Treasury Notes – 0.41%

2,300,000	US Treasury Notes	3.50	01/15/2011	2,732,956

				2,732,956

Total US Treasury Securities (Cost $60,098,365)				61,768,738

Shares

Short-Term Investments – 1.18%

7,772,398	Wells Fargo Money Market Trust~	7,772,398

Total Short Term Investment (Cost $7,772,398)		7,772,398

Total Investment in Securities (Cost $639,725,165)*	99.24%	$655,305,152

Other Assets and Liabilities, Net	0.76	5,003,088

Total Net Assets	100.00%	$660,308,240

~	= This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	= Variable Rate Securities.
^	= Securities that may be resold to "Qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
††	= Zero coupon bond. Interest rate presented is Yield to Maturity.
*	= Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities – 15.21%

$7,500,000	Ameriquest Mortgage Securities Incorporated Series 2000-2 Class M1±	1.77%	07/15/2030	$7,540,011

1,036,270	Asset Backed Securities Corporation Home Equity Series 2001-He2 Class A1±	1.38	06/15/2031	1,035,674

2,000,000	Bank One Issuance Trust Series 2002-C2±	2.11	05/15/2008	2,008,912

7,930,000	Brazos Student Loan Finance Corporation Series 1995-A Class A3±	1.57	06/01/2025	7,924,321

4,000,000	Capital Auto Receivables Asset Trust Series 2001-1 Class A5±	1.20	07/15/2006	3,999,850

5,000,000	Carco Auto Loan Master Trust±	1.19	11/15/2006	5,000,851

6,000,000	Chase Credit Card Master Trust Series 2000-3 Class B±	1.47	01/15/2008	6,012,311

2,000,000	Chase Credit Card Master Trust Series 2001-3 Class C±	1.97	09/15/2006	2,002,272

1,873,323	Chase Funding Loan Acquisition Trust Series 2001-Ff1A2±	1.36	04/25/2031	1,873,589

6,560,000	Chesapeake Funding LLC Series 2002-1 Class A1±	1.32	06/07/2007	6,560,975

400,000	Citibank Credit Card Issuance Trust Series 2001-B2 Class B2±	1.61	12/10/2008	402,741

3,352,233	Countrywide Asset Backed Certificates Series 2003-BC1 Class A1±	1.52	03/25/2033	3,355,842

7,500,000	Countrywide Asset Backed Certificates Series 2000-1 Class MV1±	1.59	03/25/2031	7,520,145

2,784,037	Countrywide Asset Backed Certificates Series 2003-SD1 Class A1±^	1.81	12/25/2032	2,792,303

3,541,117	Countrywide Asset Backed Certificates Series 2003-SD3 Class A1±^	1.54	01/25/2033	3,546,170

713,266	Countrywide Home Equity Loan Trust Series 2000-B Class A2±	1.35	08/15/2026	709,678

3,728,169	Countrywide Home Equity Loan Trust Series 2001-A Class A±	1.36	04/15/2027	3,724,499

3,845,345	Countrywide Home Equity Loan Trust Series 2002-D Class A±	1.36	08/15/2028	3,827,197

3,028,249	Daimlerchrysler Auto Trust Series 2000-E Class A4	6.16	01/08/2006	3,095,386

630,000	DVI Receivables Corporation Series 2002-2 Class A3A±	1.67	09/12/2010	560,700

1,156,903	EQCC Home Equity Loan Trust Series 1998-4 Class A1F±	1.56	01/15/2029	1,159,313

2,876,501	Fifth Third Home Equity Loan Trust Series 2003-1 Class A±	1.37	09/20/2023	2,875,602

4,114,329	First Plus Home Loan Trust Series 1997-3 Class A8	7.55	11/10/2023	4,113,693

5,000,000	First USA Credit Card Master Trust Series 1999-1 Class B±	1.52	10/19/2006	5,002,269

8,723,752	Fleet Home Equity Loan Trust Series 2003-1 Class A±	1.37	01/20/2033	8,716,270

4,055,785	GMAC Mortgage Corporation Loan Trust Series 2001-He3 Class A2±	1.40	03/25/2027	4,044,576

1,500,000	Golden Securities Corporation Series 2003-A Class A1±^	1.42	12/02/2013	1,500,000

1,666,667	Household Consumer Loan Trust Series 1997-2 Class A3±	1.52	11/15/2007	1,644,931

3,841,002	Household Home Equity Loan Trust Series 2002-2, Class A±	1.42	04/20/2032	3,839,910

493,203	IMC Home Equity Loan Trust Series 1998-3, Class A6	6.40	04/20/2026	493,761

3,093,986	Mellon Residential Funding Corporation Series 2001-Tbc1 Class A1±	1.47	11/15/2031	3,093,703

9,282,753	Msdwcc Heloc Trust Series 2003-1A Class A±	1.39	11/25/2015	9,267,342

2,878,939	Oakwood Mortgage Investors Incorporated Series 2000-A Class A2	7.77	05/15/2017	2,722,026

5,109,391	Option One Mortgage Loan Trust Series 2003-1 Class A2±	1.54	02/25/2033	5,122,411

679,867	Pass Through Amortizing Credit Card Trusts Series 2002-A1 Class A1Fl±^	1.87	06/18/2012	679,034

861,166	Pass-Through Amortizing Credit Card Trust Series 2002-1A Class A2Fl±^	2.47	06/18/2012	859,957

2,157,761	Residential Funding Mortgage Securities II Series 2000-Hs1 Class Note±	1.36	09/20/2030	2,149,148

5,000,000	Sallie Mae Incorporated	3.38	07/15/2004	5,065,985

2,976,821	Salomon Brothers Mortgage Securities VII Series 1999-AQ1 Class A±	1.44	04/25/2029	2,963,020

991,728	Sequoia Mortgage Trust Series 2 Class A1±	2.40	10/25/2024	1,001,973

5,000,000	Strategic Hotel Capital Incorporated Series 1-A±^	1.67	02/15/2013	4,979,314

2,000,000	Structured Asset Repackaged Trust±^	1.77	03/21/2006	2,001,688

7,429,391	Structured Asset Securities Corporation Series 2003-9A Class 2A1±	3.83	03/25/2033	7,345,823

5,000,000	Superior Wholesale Inventory Financing Trust Series 2001-A6, Class A±	1.21	01/16/2006	4,999,882

128,293	Toyota Auto Receivables Owner Trust Series 2001-B, Class A3±	1.20	03/15/2005	128,286

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities (continued)

$9,000,000	Toyota Auto Receivables Owner Trust Series 2003 B±	1.15%	08/15/2007	$8,998,164

1,028,925	Wachovia Asset Securitization Incorporated Series 2002-He2 A±	1.55	12/25/2032	1,030,536

7,000,000	Wachovia Asset Securitization Incorporated Series 2003-He2 All1±	1.38	07/02/2018	6,996,919

5,660,716	Washington Mutual Series 2003-Ar1 Class A6±	4.55	03/25/2033	5,639,157

Total Asset Backed Securities (Cost $182,493,764)				181,928,121

Collateralized Mortgage Obligations – 8.88%

1,611,338	Bank of America Mortgage Securities Series 2002-G Class 2A1±	6.68	07/20/2032	1,640,941

5,606,357	Bank of America Mortgage Securities Series 2003-A Class 2A2±	4.57	02/25/2033	5,693,247

2,595,000	BankAmerica Manufactured Housing Contract Series 1997-1 Class A8	6.73	06/10/2023	2,707,697

6,025,000	Chesapeake Funding LLC Series 2003-2 A1±	1.32	11/07/2008	6,025,000

829,307	Countrywide Home Loans Series 2001-23 Class 6A1±	3.10	12/25/2031	834,210

2,361,943	CS First Boston Mortgage Securities Corporation Series 2002-AR17 Class 2A1±	5.39	12/19/2039	2,397,406

5,198,164	CS First Boston Mortgage Securities Corporation Series 2003-AR2 Class 2A1±	4.92	02/25/2033	5,248,837

2,253,526	Fifth Third Mortgage Loan Trust Series 2002-FTB1 Class 4A1±	5.49	11/19/2032	2,287,329

1,547,077	GMAC Commercial Mortgage Securities Incorporated Series 1996-C1 Class A1±	1.53	10/15/2028	1,547,077

325,893	Housing Securities Incorporated Series 1995-B Class A1A±	3.74	11/25/2028	324,934

3,454,035	Immpac CMB Trust Series 2001-4 Class A1±	1.54	12/25/2031	3,461,501

3,500,000	Mall of America Company LLC Series 2000-1 Class A±^	1.42	03/12/2010	3,505,755

541,534	MLCC Mortgage Investors Incorporated Series 1994-A Class A3±	1.92	07/15/2019	541,429

12,933,704	MLCC Mortgage Investors Incorporated Series 1995-B Class A±	1.50	10/15/2020	12,952,388

1,016,733	MLCC Mortgage Investors Incorporated Series 1996-C Class A±	1.50	09/15/2021	1,015,721

2,170,623	MLCC Mortgage Investors Incorporated Series 1997-B Class A±	1.54	03/16/2026	2,167,101

8,414,536	MLCC Mortgage Investors Incorporated Series 1999-A Class A±	1.50	03/15/2025	8,418,481

8,341,057	Morgan Stanley Dean Witter Capital I Series 2003-Hyb1 Class A3±	4.60	03/25/2033	8,379,415

3,425,000	Nationslink Funding Corporation	6.65	11/10/2030	3,637,683

4,161,165	Nationslink Funding Corporation Series 1999-Sl Class A1V±	1.47	11/10/2030	4,161,912

747,709	Nationslink Funding Corporation Series 1999-Sl Class D	7.56	11/10/2030	818,014

2,330,251	Nellie Mae Incorporated Series 1996-1 Class A2±	1.38	12/15/2018	2,329,768

9,150,000	Principal Residential Mortgage Capital Resources Series 2001-3A Class A2±^	1.41	12/20/2006	9,160,248

4,392,205	Residential Funding Securities Corporation Series 2003-Rp1 Class A1±^	1.62	05/05/2033	4,403,787

3,486,756	Sequoia Mortgage Trust Series 2003-2 Class A1±	1.45	06/20/2033	3,485,832

4,000,298	Sequoia Mortgage Trust Series 5 Class A±	1.47	10/19/2026	3,935,674

26,858	Vendee Mortgage Trust Series 1997-1, Class 2H	7.50	12/15/2003	26,847

5,000,000	Vendee Mortgage Trust Series 2002-3 Class B	6.00	03/15/2021	5,148,507

Total Collateralized Mortgage Obligations (Cost $106,394,228)				106,256,741

Corporate Bonds & Notes – 25.13%

Amusement & Recreation Services – 0.32%

3,716,000	International Game Technology	7.88	05/15/2004	3,812,296

				3,812,296

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.27%

2,984,000	Reebok International Limited	6.75	09/15/2005	3,183,642

				3,183,642

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Business Services – 0.35%

$2,250,000	Cendant Corporation	6.88%	08/15/2006	$2,461,808

1,750,000	Oracle Corporation	6.72	02/15/2004	1,768,937

				4,230,745

Chemicals & Allied Products – 0.85%

3,300,000	Cabot Corporation Series MTNB	6.56	12/12/2005	3,507,382

2,720,000	Eastman Chemical	6.38	01/15/2004	2,732,980

3,775,000	RPM International Incorporated	7.00	06/15/2005	3,915,509

				10,155,871

Communications – 0.64%

3,080,000	Cox Radio Incorporated	6.63	02/15/2006	3,325,852

2,300,000	Sprint Capital Corporation	5.88	05/01/2004	2,330,942

1,825,000	Time Warner Companies Incorporated	8.11	08/15/2006	2,048,185

				7,704,978

Financial Insurance – 0.04%

500,000	John Hancock Global Funding II Series MTN±^	1.24	08/30/2004	500,349

				500,349

Depository Institutions – 2.97%

1,750,000	Associated Bank Green Bay Series BKNT±	1.25	12/10/2004	1,751,507

2,100,000	Bank of America Corporation Series MTN1±	1.42	08/26/2005	2,106,128

3,000,000	Bankers Trust Corporation	8.25	05/01/2005	3,271,311

2,225,000	BB&T Corporation±	6.38	06/30/2005	2,366,730

2,000,000	Fifth Third Bank Michigan±	7.75	08/15/2010	2,157,732

2,000,000	Fleetboston Financial Corporation	7.13	04/15/2006	2,196,244

2,450,000	Keycorp Series MNTF±	1.39	08/30/2004	2,455,049

1,200,000	Mercantile Bancorporation	7.05	06/15/2004	1,236,490

4,000,000	Old National Bank Series BKNT±	1.41	01/31/2005	4,003,772

3,068,000	PNC Bank NA	7.88	04/15/2005	3,310,970

2,675,000	PNC Funding Corporation±	1.54	10/29/2004	2,681,241

1,000,000	Regions Bank of Alabama Series Bank Notes	2.90	12/15/2006	1,006,591

2,700,000	State Street Capital Trust II±	1.63	02/15/2008	2,708,481

1,250,000	US Bancorp/First Bank	7.63	05/01/2005	1,347,470

425,000	Wachovia Corporation	6.88	09/15/2005	459,812

2,450,000	Washington Mutual Bank FA Series MTN±	1.51	07/25/2006	2,463,605

				35,523,132

Eating & Drinking Places – 0.24%

2,838,000	Aramark Services Incorporated	6.75	08/01/2004	2,919,019

				2,919,019

Educational Services – 1.94%

4,353,854	Education Loans Incorporated Series 1998-1 Class J±	1.32	06/01/2020	4,348,466

18,900,000	US Education Loan Trust II LLC Series 3A-4±^	1.12	12/01/2034	18,900,000

				23,248,466

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Electric, Gas & Sanitary Services – 0.60%

$3,765,000	Duke Energy Field Services LLC	7.50%	08/16/2005	$4,054,529

2,850,000	El Paso Electric Company Series D	8.90	02/01/2006	3,173,523

				7,228,052

Financial Services – 0.21%

2,500,000	American Honda Finance Corporation Series MTN±^	1.32	07/11/2006	2,501,263

				2,501,263

Food & Kindred Products – 0.51%

1,750,000	General Mills Incorporated Series MTNB	8.11	11/18/2004	1,850,559

4,250,000	Kraft Foods Incorporated±	1.37	11/26/2004	4,243,404

				6,093,963

Food Stores – 0.65%

3,125,000	Fred Meyer Incorporated	7.38	03/01/2005	3,318,638

4,500,000	Safeway Incorporated±	1.63	11/01/2005	4,501,751

				7,820,388

Forestry – 0.33%

3,750,000	Weyerhaeuser Company	5.50	03/15/2005	3,897,060

				3,897,060

General Merchandise Stores – 0.17%

2,000,000	Sears Roebuck Acceptance Series MTN6±	4.10	01/07/2004	2,004,188

				2,004,188

Holding & Other Investment Offices – 1.74%

7,500,000	Collegiate Funding Services Education Loan Trust Series 2003-A Class A2±	1.40	09/28/2020	7,502,521

7,500,000	Collegiate Funding Services Education Loan Trust Series A2±^	1.18	12/01/2041	7,500,000

2,000,000	Monumental Global Funding II±^	1.28	05/28/2004	2,001,066

3,750,000	Principal Life Global Funding I Series MTN±^	1.36	05/27/2005	3,763,249

				20,766,836

Hotels, Rooming Houses, Camps & Other Lodge Places – 0.18%

2,000,000	Marriott International Incorporated Series B	6.88	11/15/2005	2,154,824

				2,154,824

Insurance Agents, Brokers & Service – 0.22%

2,675,000	Allstate Financial Global Funding±^	1.35	03/22/2005	2,683,803

				2,683,803

Insurance Carriers – 1.69%

1,900,000	Amerus Group Company	6.95	06/15/2005	1,993,822

1,250,000	AON Corporation	6.90	07/01/2004	1,285,508

2,000,000	John Hancock Global Funding II Series MTN±^	1.33	09/12/2006	2,002,416

1,000,000	Lincoln National Corporation	7.25	05/15/2005	1,076,357

2,500,000	Monumental Life Insurance Company	1.32	10/20/2006	2,500,000

2,650,000	Protective Life US Funding Trust^	5.50	05/14/2004	2,698,180

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Insurance Carriers (continued)

$3,000,000	Provident Companies Incorporated	6.38%	07/15/2005	$3,128,262

1,850,000	The Progressive Corporation	6.60	01/15/2004	1,861,316

3,500,000	Unitrin Incorporated	5.75	07/01/2007	3,669,834

				20,215,695

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods – 0.29%

3,500,000	Eastman Kodak Company Series MTNA±	1.72	11/08/2004	3,482,906

				3,482,906

Metal Mining – 0.29%

3,350,000	Noranda Incorporated	8.13	06/15/2004	3,457,743

				3,457,743

Mining & Quarrying of Nonmetallic Minerals, Except Fuels – 0.15%

1,750,000	Phelps Dodge Corporation	6.63	10/15/2005	1,845,498

				1,845,498

Miscellaneous Manufacturing Industries – 0.26%

3,050,000	General Dynamics Corporation±	1.56	09/01/2004	3,052,687

				3,052,687

Mortgage Backed Securities – 1.19%

5,000,000	Keycorp Student Loan Trust Series 2003-A Class 2A1±	4.47	10/25/2025	4,992,190

5,872,233	Merrill Lynch Mortgage Investors Incorporated Series 2003-A2 Class 2A2±	4.21	02/25/2033	5,897,802

3,338,746	MLCC Mortgage Investors Incorporated Series 2003-B Class A1±	1.46	04/25/2028	3,339,768

				14,229,760

Non-Depository Credit Institutions – 4.28%

1,500,000	Boeing Capital Corporation Series MTNX±	1.60	10/15/2004	1,500,021

2,810,959	Countrywide Asset Backed Certificates Series 2003-SD2 Class A1±^	1.62	09/25/2032	2,811,837

9,650,000	Education Funding Capital Trust I Series A1-1±	1.13	06/01/2042	9,650,000

4,750,000	Ford Motor Credit Company±	1.35	04/28/2005	4,685,956

2,000,000	General Electric Capital Corporation Series MTNA±	1.29	09/15/2004	2,002,720

4,000,000	General Motors Acceptance Corporation Series MTN±	2.41	10/20/2005	4,009,436

696,000	Lehman Brothers Holdings Corporation Series EMTN±	1.64	09/28/2005	701,233

1,000,000	Mission Valley Finance^	6.78	12/15/2004	1,047,500

3,380,000	Morgan Stanley Dean Witter & Company Corporation Floating Rate±	1.02	11/24/2006	3,377,117

2,500,000	Morgan Stanley Dean Witter Corporation Heloc Trust Series 2003-2 A±	1.38	04/25/2016	2,500,663

8,501,010	Renaissance Home Equity Loan Trust Series 2003-3 A±	1.62	12/25/2033	8,501,010

4,394,158	Residential Funding Mortgage Securities Series 2002-Hs3 2A±	1.46	08/25/2032	4,398,935

6,000,000	Union Financial Services Taxable Student Loan Series 1998-A B5±	1.23	12/01/2032	6,001,231

				51,187,659

Oil & Gas Extraction – 0.54%

3,172,000	Columbia Energy Group	6.80	11/28/2005	3,411,584

2,970,000	Halliburton Company±^	2.66	10/17/2005	3,003,041

				6,414,626

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Paper & Allied Products – 0.19%

$2,075,000	International Paper Company	8.13%	07/08/2005	$2,259,629

				2,259,629

Primary Metal Industries – 0.34%

4,070,000	Alcoa Incorporated±	1.43	12/06/2004	4,079,231

				4,079,231

Printing, Publishing & Allied Industries – 0.28%

3,208,000	Quebecor World Incorporated	6.50	08/01/2027	3,296,137

				3,296,137

Railroad Transportation – 0.37%

2,000,000	Norfolk Southern Corporation	7.88	02/15/2004	2,025,326

2,201,000	Union Pacific Corporation	7.60	05/05/2005	2,359,701

				4,385,027

Real Estate – 0.49%

1,800,000	JDN Realty Corporation	6.95	08/01/2007	1,966,248

4,000,000	Mellon Residential Funding Corporation Series 1999-Tbc3 Class A2±	1.61	10/20/2029	3,914,904

				5,881,152

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.17%

2,000,000	Merrill Lynch & Company Incorporated Series MTN±	1.57	05/22/2006	2,010,976

				2,010,976

Student Loan Marketing Association – 1.92%

3,000,000	SLMA Series 1999-3 Class CTFS±	1.56	01/26/2015	2,982,845

10,000,000	SLMA Series 2003-10A Class AIG±^	1.17	12/15/2016	10,000,000

10,000,000	Student Loan Consolidation Center Series A-9±^	1.17	07/01/2042	10,000,000

				22,982,845

Transportation Equipment – 0.32%

3,800,000	Daimlerchrysler NA Holding Corporation Series MTND±	1.94	09/26/2005	3,800,418

				3,800,418

Transportation Services – 0.13%

1,500,000	FedEx Corporation	6.63	02/12/2004	1,514,546

				1,514,546

Total Corporate Bonds & Notes (Cost $299,987,494)				300,525,410

Municipal Bonds & Notes – 7.18%

7,000,000	Arizona Educational Loan Marketing Corporation Series B1±	1.30	12/01/2037	7,000,000

4,700,000	Colorado Student Obligation Bond Authority Student Loan Revenue±	1.55	12/01/2032	4,700,000

2,450,000	Connecticut State Series A	6.50	12/01/2003	2,451,078

3,500,000	Educational Funding South Incorporated Tennessee Educational Loan Revenue Series B-2±	1.25	06/01/2038	3,500,000

745,000	Hudson County NJ	6.09	09/01/2005	781,520

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Bonds & Notes (continued)

$13,900,000	North Carolina State Education Assistance Authority Revenue Guaranteed Student Loans Series LN-N±	1.30%	09/01/2015	$13,900,000

23,300,000	Pennsylvania State Higher Education Assistance Agency±	1.12	10/01/2042	23,300,000

545,000	Seattle WA Taxable Series B	7.10	01/15/2004	549,104

7,020,000	South Carolina Student Loan Corporation Educational Loan Revenue Series A-2±	1.09	06/01/2033	7,020,000

6,450,000	South Carolina Student Loan Corporation Educational Loan Revenue Series A-3±	1.10	09/01/2026	6,450,000

3,250,000	South Carolina Student Loan Corporation Educational Loan Revenue Series A-3±	1.12	06/01/2033	3,250,000

5,000,000	South Carolina Student Loan Corporation Educational Loan Revenue Series A-4±	1.10	06/01/2043	5,000,000

8,000,000	Student Loan Finance Association Washington±	1.20	06/01/2038	8,000,000

Total Municipal Bonds & Notes (Cost $ 85,848,920)				85,901,702

US Government Agency Securities – 25.53%

Federal Agency & Government – 0.31%

25,486	SBA #500276±	5.88	05/25/2007	26,497

212,681	SBA #500957±	4.25	07/25/2014	224,028

149,322	SBA #501224±	2.75	06/25/2015	152,190

26,414	SBA #502966±	5.23	05/25/2015	28,209

233,123	SBA #503405±	4.38	05/25/2016	249,090

887,158	SBA #503611±	3.88	12/25/2021	941,576

31,616	SBA #503653±	4.63	01/25/2010	33,071

583,412	SBA #503658±	5.13	09/25/2010	614,531

236,941	SBA #503664±	4.48	01/25/2013	250,166

1,073,790	SBA Series 10-C	7.88	05/01/2010	1,172,410

				3,691,767

Federal Farm Credit Bank – 0.84%

10,000,000	FFCB±	1.05	06/20/2006	9,996,890

				9,996,890

Federal Home Loan Bank – 0.84%

10,000,000	FHLB±	1.06	03/15/2005	9,995,500

				9,995,500

Federal Home Loan Mortgage Corporation – 5.99%

50,589	FHLMC # 410220±	4.15	10/01/2025	52,208

160,246	FHLMC # 611084±	3.51	06/01/2030	166,023

808,778	FHLMC #786614±	6.03	08/01/2025	824,303

254,764	FHLMC #845151±	3.30	06/01/2022	264,061

38,695	FHLMC #846367±	3.72	04/01/2029	39,996

3,060,833	FHLMC #E90573	6.00	07/01/2017	3,193,514

876,524	FHLMC Series 1192 Class I	7.50	01/15/2007	901,321

1,529,640	FHLMC Series 2356 Class GB	6.00	07/15/2013	1,529,023

7,500,000	FHLMC Series 2605 Class PC	4.50	03/15/2013	7,551,359

1,607,278	FHLMC Series 29 Class A1±	1.25	09/15/2026	1,607,307

934,649	FHLMC Series 31 Class A7±	1.24	05/25/2031	934,353

3,568,710	FHLMC Series T-35 Class A±	1.26	09/25/2031	3,571,202

8,417,326	FHLMC Structured Pass Through Securities Series T-54 Class 3A	7.00	02/25/2043	9,053,886

8,442,565	FHLMC Structured Pass Through Securities Series T-54 Class 4A±	5.12	02/25/2043	8,738,055

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)

$12,290,427	FHLMC Structured Pass Through Securities Series T-58 Class 4A	7.50%	09/25/2043	$13,365,839

75,057	FNMA #46698±	3.52	12/01/2015	75,655

6,994,603	FNMA Gold Pool TBA	7.50	11/25/2033	7,527,941

12,100,000	FNMA Hybrid TBA±	4.83	11/25/2033	12,342,000

				71,738,046

Federal National Mortgage Association – 17.46%

370,157	FNMA #155506±	3.33	04/01/2022	382,097

1,006,249	FNMA #190815±	3.42	07/01/2017	983,012

93,824	FNMA #220706±	3.23	06/01/2023	96,457

929,581	FNMA #253482	8.50	10/01/2030	1,001,913

131,374	FNMA #318464±	3.33	04/01/2025	134,984

369,911	FNMA #321051±	3.24	08/01/2025	382,122

73,043	FNMA #331866±	4.17	12/01/2025	74,607

15,000,000	FNMA #460900	3.92	01/01/2008	15,178,973

27,876	FNMA #519047±	3.46	09/01/2029	28,897

5,981,709	FNMA #545927	6.50	12/01/2015	6,312,037

5,885,514	FNMA #631367	5.50	02/01/2017	6,066,547

6,254,868	FNMA #686043±	4.44	07/01/2033	6,373,525

10,168,486	FNMA #693015±	4.21	06/01/2033	10,351,728

6,241,015	FNMA #726776±	4.51	05/01/2033	6,376,926

14,658,544	FNMA #726779±	4.56	05/01/2033	14,904,588

3,092,768	FNMA #732003±	4.50	09/01/2033	3,166,715

6,335,174	FNMA #734329±	4.29	06/01/2033	6,406,437

11,804,288	FNMA #739757±	4.09	08/01/2033	11,938,384

14,883,595	FNMA #739759±	4.14	08/01/2033	15,073,074

12,467,503	FNMA #741447±	4.08	10/01/2033	12,523,991

12,471,062	FNMA #741454±	4.11	10/01/2033	12,584,845

6,673,944	FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	7,262,085

4,383,813	FNMA Grantor Trust Series 2002-T13 Class A1±	1.22	08/25/2032	4,382,816

9,296,156	FNMA Grantor Trust Series 2003-T4 Class 1A±	1.23	09/26/2033	9,296,161

1,086,481	FNMA Series 1991-146 Class Z	8.00	10/25/2006	1,142,153

5,686,549	FNMA Series 2001-37 Class GA	8.00	07/25/2016	6,208,352

875,378	FNMA Series 2001-W1 Class AV1±	1.36	08/25/2031	875,220

13,501,073	FNMA Series 2002-16 Class QC	5.50	02/25/2012	13,635,066

3,373,924	FNMA Series 2002-7 Class QK	5.50	03/25/2015	3,377,629

4,006,435	FNMA Series 2002-90 Class A2	6.50	11/25/2042	4,243,067

2,937,826	FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	3,196,721

7,132,032	FNMA Whole Loan Series 2002-W12 Class AV1±	1.30	02/25/2033	7,142,571

8,450,000	FNMA Whole Loan Series 2003-W16 Class AF1±	1.21	10/25/2033	8,447,359

8,643,317	FNMA Whole Loan Series 2003-W8 Class 2A	7.00	10/25/2042	9,296,968

				208,848,026

Government National Mortgage Association – 0.09%

1,021,761	GNMA #780533	7.00	07/15/2008	1,093,194

				1,093,194

Total US Government Agency Securities (Cost $303,622,812)				305,363,423

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

US Treasury Securities – 9.85%

US Treasury Notes – 9.85%

24,600,000	US Treasury Notes – inflation protected‡‡§	3.88%	01/15/2009	$31,179,379

23,000,000	US Treasury Notes	6.88	05/15/2006	25,515,625

10,390,000	US Treasury Notes	4.63	05/15/2006	10,972,411

50,000,000	US Treasury Notes	1.63	01/31/2005	50,068,350

5,000	US Treasury Notes	3.00	02/15/2008	4,985

Total US Treasury Securities (Cost $118,056,183)				117,740,750

Shares

Short Term Investment – 8.66%

103,560,873	Wells Fargo Money Market Trust~			103,560,873

Total Short Term Investment (Cost $103,560,873)				103,560,873

Total Investment in Securities (Cost $1,199,964,274)*	100.44%	$1,201,277,020

Other Assets and Liabilities, Net	(0.44)	(5,289,315)

Total Net Assets	100.00%	$1,195,987,705

±	= Variable Rate Securities.
^	= Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
§	= Securities pledged as collateral for swaps transactions. (See note 2)
~	= This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
‡‡	= US Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
*	= Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities – 8.57%

$1,839,000	Aesop Funding II LLC Series 1998-1 Class A^	6.14%	05/20/2006	$1,927,387

1,500,000	Bank One Issuance Trust Series 2003-B1 Class B1±	1.49	04/15/2008	1,504,478

1,770,000	Brazos Student Loan Finance Corporation Series 1995-A Class A3±	1.57	06/01/2025	1,768,733

1,000,000	Chase Credit Card Master Trust Series 2001-3 Class C±	1.97	09/15/2006	1,001,136

1,000,000	Chase Funding Mortgage Loan Series 2002-1 Class 1A5	6.60	02/25/2032	1,067,499

1,000,000	Citibank Credit Card Issuance Trust Series 2001-C3 Class C3	6.65	05/15/2008	1,078,658

1,155,273	EQCC Home Equity Loan Trust Series 1999-2 Class A6F	6.69	07/25/2030	1,231,087

729,841	Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	750,936

1,000,000	Green Tree Home Equity Loan Trust Series 1999-A Class M1	6.92	08/15/2026	1,030,181

1,000,000	Green Tree Home Equity Loan Trust Series 1999-C Class M2	8.36	07/15/2030	1,072,823

1,450,000	Long Beach Mortgage Loan Trust Series 2002-1 Class 2A4	6.46	05/25/2032	1,521,743

317,272	Pass-Through Amortizing Credit Card Trust Series 2002-1A Class A2Fl±^	2.47	06/18/2012	316,826

1,226,000	Rental Car Finance Corporation Series 1997-1 Class B3^	6.70	09/25/2007	1,254,565

1,000,000	Residential Funding Mortgage Securities II Series 2002-Hi3 Class A6	5.98	08/25/2019	1,056,988

1,135,418	Saxon Asset Securities Trust Series 1999-2 Class Af6	6.42	03/25/2014	1,180,199

260,399	Sequoia Mortgage Trust Series 2 Class A1±	2.21	10/25/2024	263,089

349,078	Van Kampen CLO I Limited±^	1.41	10/08/2007	345,151

536,901	World Omni Automobile Lease Securitization Trust Series 2001-Aa Class B±^	2.02	07/20/2007	535,035

Total Asset Backed Securities (Cost $18,393,451)				18,906,513

Collateralized Mortgage Obligations – 2.59%

1,000,000	BankAmerica Manufactured Housing Contract Series 1997-1 Class A8	6.73	06/10/2023	1,043,429

133,151	Housing Securities Incorporated Series 1995-B Class A1A±	3.67	11/25/2028	132,759

2,049,781	Merrill Lynch Mortgage Investors Incorporated Series 1997-CI Class A3	7.12	06/18/2029	2,221,616

1,144,320	Nationslink Funding Corporation Series 1999-Sl Class A1V±	1.47	11/10/2030	1,144,526

373,854	Nationslink Funding Corporation Series 1999-Sl Class D	7.56	11/10/2030	409,007

758,967	Residential Funding Securities Corporation Series 2003-Rp1 Class A1±^	1.62	11/25/2034	760,969

10,650	Vendee Mortgage Trust Series 1992-2 Class G	7.25	02/15/2019	10,650

Total Collateralized Mortgage Obligations (Cost $5,595,925)				5,722,955

Corporate Bonds & Notes – 43.14%

Administration Of Human Resource Programs – 0.42%

850,000	US Oncology Incorporated	9.63	02/01/2012	926,500

				926,500

Aerospace, Defense – 0.51%

450,000	Amor Holdings Incorporated Series^	8.25	08/15/2013	479,250

600,000	Raytheon Company	6.15	11/01/2008	644,605

				1,123,855

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.41%

500,000	Phillips-Van Heusen	7.75	11/15/2023	507,500

375,000	Russell Corporation	9.25	05/01/2010	390,938

				898,438

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Building Materials, Hardware, Garden Supply & Mobile Home Dealers – 0.21%

$450,000	CRH America Incorporated	5.30%	10/15/2013	$452,699

				452,699

Business Services – 1.10%

600,000	Cendant Corporation	7.38	01/15/2013	688,484

375,000	Iron Mountain Incorporated	8.63	04/01/2013	408,750

600,000	NCR Corporation	7.13	06/15/2009	660,838

625,000	Unisys Corporation	8.13	06/01/2006	679,688

				2,437,760

Chemicals & Allied Products – 3.66%

225,000	Airgas Incorporated	9.13	10/01/2011	252,563

500,000	Airgas Incorporated Series MTN	7.75	09/15/2006	527,500

650,000	Bristol Myers Squibb	5.75	10/01/2011	697,344

2,965,000	Eastman Chemical Company	7.00	04/15/2012	3,251,458

400,000	IMC Global Incorporated Series B	11.25	06/01/2011	424,000

900,000	Lyondell Chemical Company Series A	9.63	05/01/2007	927,000

400,000	Olin Corporation	9.13	12/15/2011	473,990

850,000	RPM International Incorporated	7.00	06/15/2005	881,638

600,000	Watson Pharmaceuticals Incorporated	7.13	05/15/2008	641,656

				8,077,148

Commercial Services – 0.26%

500,000	Nielsen Media	7.60	06/15/2009	563,338

				563,338

Communications – 1.70%

475,000	British Sky Broadcasting plc	7.30	10/15/2006	522,911

575,000	Canwest Media Incorporated	10.63	05/15/2011	652,625

600,000	Cox Enterprises Incorporated^	8.00	02/15/2007	682,193

500,000	L3 Communications Corporation	7.63	06/15/2012	545,000

375,000	Panamsat Corporation	6.38	01/15/2008	384,375

275,000	Sinclair Broadcast Group Incorporated	8.75	12/15/2011	302,500

600,000	Time Warner Companies Incorporated	7.57	02/01/2024	670,259

				3,759,863

Depository Institutions – 7.42%

1,100,000	Associated Bancorp	6.75	08/15/2011	1,215,302

1,050,000	Bank One Capital IV±	2.64	09/01/2030	1,060,739

1,839,000	BankAmerica Capital III±	1.72	01/15/2027	1,721,192

1,489,000	Chase Capital VI±	1.79	08/01/2028	1,355,709

1,000,000	City National Bank	6.75	09/01/2011	1,112,382

625,000	Colonial Bank	9.38	06/01/2011	717,037

1,226,000	Deposit Guaranty Corporation	7.25	05/01/2006	1,358,316

1,226,000	Farmers Exchange Capital^	7.20	07/15/2048	1,070,247

1,250,000	Firstar Bank NA	7.13	12/01/2009	1,450,454

600,000	Fleet Capital Trust V±	2.14	12/18/2028	564,296

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Depository Institutions (continued)

$800,000	Haven Capital Trust I	10.46%	02/01/2027	$948,400

665,000	Manufacturers & Traders Trust Company	8.00	10/01/2010	793,267

650,000	National Capital Commerce Incorporated±	2.14	04/01/2027	593,580

450,000	NTC Capital Trust Series A±	1.67	01/15/2027	418,636

1,250,000	Wachovia Bank NA/Charlotte Series BKNT	7.80	08/18/2010	1,497,498

450,000	Washington Mutual Bank FA	6.88	06/15/2011	505,769

				16,382,823

Eating & Drinking Places – 0.31%

672,000	Aramark Services Incorporated	6.75	08/01/2004	691,184

				691,184

Educational Services – 1.85%

2,235,000	Massachusetts Institute of Technology	7.25	11/02/2049	2,707,495

1,250,000	Stanford University Series MTNA	6.16	04/30/2011	1,374,896

				4,082,391

Electric, Gas & Sanitary Services – 0.27%

500,000	Duke Energy Field Services LLC	7.88	08/16/2010	586,493

				586,493

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 1.10%

550,000	Hyundai Semiconductor Manufacturing America Incorporated^	8.25	05/15/2004	563,066

500,000	Rayovac Corporation^	8.50	10/01/2013	520,000

400,000	Sanmina – SCI Corporation	10.38	01/15/2010	466,000

850,000	Thomas & Betts Corporation Series MTN	6.63	05/07/2008	882,938

				2,432,004

Engineering, Accounting, Research Management & Related Services – 0.28%

600,000	Massey Energy Company	6.95	03/01/2007	609,000

				609,000

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.37%

775,000	The Shaw Group Incorporated^	10.75	03/15/2010	815,688

				815,688

Food & Kindred Products – 1.52%

450,000	Cadbury Schweppes US Finance LLC^	3.88	10/01/2008	444,615

650,000	Conagra Foods Incorporated	7.88	09/15/2010	776,725

375,000	Constellation Brands Incorporated Series B	8.00	02/15/2008	415,781

375,000	Corn Products International Incorporated	8.25	07/15/2007	413,438

375,000	Cott Beverages USA Incorporated	8.00	12/15/2011	403,594

500,000	General Mills Incorporated	6.00	02/15/2012	532,909

400,000	Land O Lakes Incorporated	8.75	11/15/2011	368,000

				3,355,061

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Forestry – 0.57%

$500,000	Tembec Industries	8.63%	06/30/2009	$496,250

700,000	Weyerhaeuser Company	6.75	03/15/2012	754,957

				1,251,207

General Merchandise Stores – 0.24%

475,000	Rite Aid Corporation	9.50	02/15/2011	534,375

				534,375

Health Services – 1.00%

200,000	Advanced Medical Optics Incorporated	9.25	07/15/2010	220,000

850,000	American Association of Retired Persons^	7.50	05/01/2031	984,737

600,000	Healthsouth Corporation	7.63	06/01/2012	549,000

400,000	NDC Health Corporation	10.50	12/01/2012	446,000

				2,199,737

Holding & Other Investment Offices – 0.87%

475,000	Johnsondiversey Incorporated Series B	9.63	05/15/2012	524,875

500,000	National City Bank of Columbus Series 4	7.25	07/15/2010	581,612

750,000	Principal Life Global Funding I^	6.25	02/15/2012	813,857

				1,920,343

Home Furniture, Furnishings & Equipment Stores – 0.23%

500,000	Steelcase Incorporated	6.38	11/15/2006	509,292

				509,292

Hotels, Rooming Houses, Camps & Other Lodge Places – 0.37%

500,000	Host Marriott Corporation Series B	7.88	08/01/2008	516,250

280,000	MGM Mirage	6.88	02/06/2008	297,500

				813,750

Industrial & Commercial Machinery & Computer Equipment – 0.63%

500,000	American Standard Incorporated	8.25	06/01/2009	575,000

400,000	Briggs & Stratton Corporation	8.88	03/15/2011	468,000

329,000	Terex Corporation Series D	8.88	04/01/2008	345,121

				1,388,121

Insurance Agents, Brokers & Service – 0.31%

670,000	NLV Financial Corporation^	7.50	08/15/2033	691,659

				691,659

Insurance Carriers – 4.90%

500,000	Amerus Group Company	6.95	06/15/2005	524,690

675,000	Blue Cross & Blue Shield of Florida^	8.25	11/15/2011	774,741

400,000	John Hancock Global Funding II^	7.90	07/02/2010	473,253

532,000	Lincoln National Corporation	7.25	05/15/2005	572,622

807,000	Markel Corporation	7.20	08/15/2007	870,392

2,000,000	Minnesota Life Insurance Company^	8.25	09/15/2025	2,437,454

1,000,000	New York Life Global Funding^	5.38	09/15/2013	1,026,158

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Insurance Carriers (continued)

$1,073,000	Prudential Insurance Company of America^	7.65%	07/01/2007	$1,198,437

682,000	Reinsurance Group of America^	7.25	04/01/2006	736,505

750,000	Reliastar Financial Corporation	8.00	10/30/2006	844,814

700,000	Unitrin Incorporated	5.75	07/01/2007	733,967

625,000	WR Berkley Corporation	5.13	09/30/2010	625,954

				10,818,987

Machinery – 0.29%

600,000	JLG Industries Incorporated	8.25	05/01/2008	636,000

				636,000

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods – 0.40%

150,000	Cole National Group	8.88	05/15/2012	160,688

650,000	Perkinelmer Incorporated	8.88	01/15/2013	732,875

				893,563

Metal Mining – 0.19%

400,000	Phelps Dodge Corporation	6.38	11/01/2004	410,147

				410,147

Miscellaneous Manufacturing Industries – 1.06%

800,000	General Electric Company	5.00	02/01/2013	802,922

425,000	Jacuzzi Brands Incorporated^	9.63	07/01/2010	463,250

375,000	Owens-Brockway	8.88	02/15/2009	405,938

625,000	SPX Corporation	7.50	01/01/2013	668,750

				2,340,860

Miscellaneous Retail – 0.24%

510,000	Remington Arms Company Incorporated	10.50	02/01/2011	530,400

				530,400

Motion Pictures – 0.19%

375,000	Alliance Atlantis Communications Incorporated	13.00	12/15/2009	429,375

				429,375

Non-Depository Credit Institutions – 1.02%

650,000	Athena Neurosciences Finance LLC	7.25	02/21/2008	578,500

1,000,000	Ford Motor Credit Company	7.38	10/28/2009	1,057,898

600,000	General Motors Acceptance Corporation	5.85	01/14/2009	622,694

				2,259,092

Oil & Gas Extraction – 1.84%

1,810,000	Halliburton Company±^	2.66	10/17/2005	1,830,136

500,000	Marathon Oil Corporation/Consolidated	6.85	03/01/2008	558,182

400,000	Parker Drilling Company Series B	10.13	11/15/2009	418,000

525,000	Pioneer Natural Resources Company	6.50	01/15/2008	560,976

275,000	Pioneer Natural Resources Company	9.63	04/01/2010	340,168

325,000	Swift Energy Company	9.38	05/01/2012	356,688

				4,064,149

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Paper & Allied Products – 0.40%

$850,000	Abitibi Consolidated Incorporated	6.95%	12/15/2006	$872,421

				872,421

Personal Services – 0.42%

425,000	Service Corporation International	6.00	12/15/2005	430,313

450,000	Stewart Enterprises Incorporated	10.75	07/01/2008	506,250

				936,563

Pipelines, Except Natural Gas – 0.36%

825,000	El Paso Production Holding Company^	7.75	06/01/2013	787,875

				787,875

Primary Metal Industries – 0.69%

500,000	Alcoa Incorporated	7.38	08/01/2010	581,833

424,000	Century Aluminum Company	11.75	04/15/2008	470,640

420,000	United States Steel LLC	10.75	08/01/2008	467,250

				1,519,723

Printing, Publishing & Allied Industries – 0.75%

400,000	American Greetings Corporation	6.10	08/01/2028	412,000

500,000	Houghton Mifflin Company	8.25	02/01/2011	528,750

600,000	Viacom Incorporated	7.70	07/30/2010	711,343

				1,652,093

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.66%

620,000	Merrill Lynch & Company Incorporated Series MTN±	1.57	05/22/2006	623,403

750,000	Morgan Stanley	6.75	04/15/2011	841,731

				1,465,134

Special Purpose Entity – 0.19%

400,000	Poster Financial Group Series^	8.75	12/01/2011	409,500

				409,500

Stone, Clay, Glass & Concrete Products – 0.25%

500,000	Texas Industries Incorporated^	10.25	06/15/2011	562,500

				562,500

Student Loan Marketing Association – 0.32%

700,000	SLMA Series 1999-3 Class CTFS±	1.56	01/26/2015	695,997

				695,997

Telecommunications – 0.33%

700,000	Sprint Capital Corporation	6.00	01/15/2007	739,030

				739,030

Transportation By Air – 1.32%

463,864	Continental Airlines Incorporated Series 2001-1 Class C	7.03	06/15/2011	392,313

1,004,293	Continental Airlines Incorporated Series 974C	6.80	07/02/2007	939,385

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Transportation By Air (continued)

$276,571	Delta Air Lines Incorporated Series 2002-1 Class C	7.78%	01/02/2012	$238,858

889,670	FedEx Corporation Series 97-B	7.52	01/15/2018	1,013,347

376,640	Northwest Airlines Corporation Series 991A	6.81	02/01/2020	334,682

				2,918,585

Transportation Equipment – 1.22%

475,000	Alliant Techsystems Incorporated	8.50	05/15/2011	524,875

650,000	Daimlerchrysler NA Holding Corporation	7.75	01/18/2011	726,205

500,000	Delco Remy International Incorporation	11.00	05/01/2009	496,250

860,000	Navistar International Corporation Series B	9.38	06/01/2006	937,400

				2,684,730

Transportation Services – 0.30%

612,000	Teekay Shipping Corporation	8.32	02/01/2008	657,900

				657,900

Water Transportation – 0.19%

400,000	Overseas Shipholding Group	8.25	03/15/2013	426,500

				426,500

Total Corporate Bonds & Notes (Cost $90,799,349)				95,213,853

Municipal Bonds & Notes – 0.66%

1,225,000	Hudson County NJ Improvement Authority Facilities Leasing Revenue	7.40	12/01/2025	1,456,317

Total Municipal Bonds & Notes (Cost $1,256,871)				1,456,317

US Government Agency Securities – 34.78%

Federal Home Loan Mortgage Corporation – 16.67%

2,376,264	FHLMC Series 1675 Class KZ	6.50	02/15/2024	2,519,055

537,926	FHLMC Series 2218 Class B	6.00	11/15/2027	544,526

5,000,000	FHLMC Series 2358 Class PD	6.00	09/15/2016	5,278,454

281,808	FHLMC Series 2360 Class PE	6.00	11/15/2013	281,675

7,500,000	FHLMC Series 2363 Class PF	6.00	09/15/2016	7,918,029

6,500,000	FHLMC Series 2416 Class PE	6.00	10/15/2021	6,820,986

2,030,283	FHLMC Series 2416 Class PF	6.00	08/15/2018	2,060,934

1,500,000	FHLMC Series 2439 Class LG	6.00	09/15/2030	1,557,317

1,816,926	FHLMC Series T-20 Class A6	7.49	09/25/2029	1,936,452

5,480,919	FHLMC Structured Pass Through Securities Series T-42 Class A4Z	6.50	02/25/2042	5,811,490

1,896,761	FHLMC Structured Pass Through Securities Series T-58 Class 4A	7.50	09/25/2043	2,062,727

				36,791,645

Federal National Mortgage Association – 13.07%

1,141,605	FNMA #375168	7.13	06/01/2004	1,144,530

1,716,573	FNMA #380268	6.20	05/01/2005	1,777,859

1,430,492	FNMA #380581	6.18	08/01/2008	1,554,539

974,050	FNMA #383017	6.71	01/01/2008	1,061,965

924,527	FNMA #678939	5.50	02/01/2018	952,964

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association (continued)

$929,976	FNMA #701350	5.50%	04/01/2018	$958,581

1,352,688	FNMA #731996±	4.18	09/01/2033	1,375,735

1,132,915	FNMA #73919	6.80	01/01/2004	1,135,507

1,229,613	FNMA #739757±	4.09	08/01/2033	1,243,582

1,485,617	FNMA #741305	5.00	09/01/2018	1,505,978

2,195,323	FNMA #741458±	4.52	10/01/2033	2,238,377

564,537	FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	607,230

1,284,995	FNMA Series 2002-90 Class A2	6.50	11/25/2042	1,360,891

6,000,000	FNMA Series 2003-92 Class HP	4.50	09/25/2018	5,985,477

3,000,000	FNMA Series 2003-97 Class CA	5.00	10/25/2018	3,042,075

2,700,796	FNMA Whole Loan Series 2003-W8 Class 2A	7.00	10/25/2042	2,905,044

				28,850,332

Government National Mortgage Association – 5.04%

443,831	GNMA #345066	6.50	10/15/2023	469,037

390,924	GNMA #346960	6.50	12/15/2023	413,126

328,272	GNMA #354692	6.50	11/15/2023	346,915

500,687	GNMA #361398	6.50	01/15/2024	528,829

542,431	GNMA #366641	6.50	11/15/2023	573,238

250,520	GNMA #473918	7.00	04/15/2028	266,711

148,479	GNMA #525459	7.25	01/15/2004	163,352

31,314	GNMA #525459	7.25	01/15/2004	34,451

196,987	GNMA #531435	7.00	03/15/2004	214,530

2,069	GNMA #531965	7.72	12/15/2041	2,342

66,608	GNMA #533857	7.35	01/15/2004	67,461

60,004	GNMA #533858	7.35	08/15/2042	67,648

7,000,000	GNMA Series 2003-38 Class JC±	7.08	04/16/2024	7,985,178

				11,132,819

Total US Government Agency Securities (Cost $75,000,933)				76,774,796

Shares

Private Investment Partnership – 0.23%

1,000,000	PPM America CBO II, LP			502,493

Total Private Investment Partnership (Cost $1,019,820)				502,493

Principal

US Treasury Securities – 8.18%

US Treasury Bonds – 7.91%

1,750,000	US Treasury Bonds	7.25	05/15/2016	2,169,864

6,000,000	US Treasury Bonds	7.25	08/15/2022	7,510,782

6,425,000	US Treasury Bonds	6.25	08/15/2023	7,258,997

400,000	US Treasury Bonds	3.38	04/15/2032	504,619

				17,444,262

US Treasury Notes – 0.27%

250,000	US Treasury Notes	3.50	01/15/2011	297,060

240,000	US Treasury Notes	3.88	01/15/2009	304,189

				601,249

Total US Treasury Securities (Cost $17,622,070)				18,045,511

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

Shares	Security Name	Value

Short Term Investment – 1.16%

2,568,562	Wells Fargo Money Market Trust~	$2,568,562

Total Short Term Investment (Cost $2,568,562)		2,568,562

Total Investment in Securities (Cost $212,256,981)*	99.31%	$219,191,000

Other Assets and Liabilities, Net	0.69	1,523,997

Total Net Assets	100.00%	$220,714,997

±	Variable Rate Securities.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

TACTICAL MATURITY BOND FUND

Principal	Security Name	Coupon Rate	Maturity Date	Value

Corporate Bonds & Notes – 8.08%

General Merchandise Stores – 3.64%

$16,500,000	Wal-Mart Stores Incorporated±	1.24%	02/22/2005	$16,499,126

				16,499,126

Miscellaneous Manufacturing Industries – 4.44%

20,175,000	General Electric Company±	1.22	10/24/2005	20,165,457

				20,165,457

Total Corporate Bonds & Notes (Cost $36,659,632)				36,664,583

US Government Agency Securities – 71.94%

Federal Farm Credit Bank – 1.65%

7,500,000	FFCB	2.13	08/15/2005	7,506,638

				7,506,638

Federal Home Loan Bank – 27.54%

33,550,000	FHLB	1.52	07/14/2005	33,292,873

32,000,000	FHLB	1.55	07/14/2005	31,769,952

30,000,000	FHLB Discount Notes††	0.97	01/02/2004	29,973,333

30,000,000	FHLB Discount Notes††	0.99	12/24/2003	29,981,215

				125,017,373

Federal Home Loan Mortgage Corporation – 10.94%

20,000,000	FHLMC††	0.97	12/23/2003	19,987,656

29,700,000	FHLMC Discount Notes††	1.02	01/13/2004	29,663,106

				49,650,762

Federal National Mortgage Association – 31.81%

30,000,000	FNMA	2.00	08/26/2005	30,008,550

25,000,000	FNMA	2.13	10/14/2005	24,997,225

24,000,000	FNMA	2.00	05/05/2005	24,057,696

33,000,000	FNMA	1.71	07/29/2005	32,889,153

32,500,000	FNMA Discount Notes††	1.04	01/12/2004	32,460,574

				144,413,198

Total US Government Agency Securities (Cost $326,950,785)				326,587,971

US Treasury Securities – 1.15%

US Treasury Bonds – 1.15%

5,225,000	US Treasury Bonds	5.25	02/15/2029	5,232,958

Total US Treasury Securities (Cost $5,981,066)				5,232,958

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

TACTICAL MATURITY BOND FUND

Shares	Security Name	Value

Short Term Investment – 18.63%

84,587,840	Wells Fargo Money Market Trust~	$84,587,840

Total Short Term Investment (Cost $84,587,840)		84,587,840

Total Investment in Securities (Cost $454,179,323)*	99.80%	$453,073,352

Other Assets and Liabilities, Net	0.20	930,936

Total Net Assets	100.00%	$454,004,288

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
±	Variable Rate Securities.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MASTER PORTFOLIOS

	Managed Fixed Income	Stable Income	Strategic Value Bond	Tactical Maturity Bond

ASSETS

INVESTMENTS:
Investments at cost	$639,725,165	$1,199,964,274	$212,256,981	$454,179,323
Net unrealized appreciation (depreciation)	15,579,987	1,312,746	6,934,019	(1,105,971)

TOTAL INVESTMENTS AT VALUE	$655,305,152	$1,201,277,020	$219,191,000	$453,073,352

Cash collateral for securities loaned (Note 2)	234,845,625	289,675,883	65,747,392	222,537,937
Receivable for investments sold	4,123	1,212,956	14,785	0
Receivable for dividends and interest	6,522,125	5,269,652	2,425,032	1,041,450
Receivable for interest rate swaps/spread locks	0	0	42,196	0
Prepaid expenses and other assets	31,865	10,765	15,711	0

TOTAL ASSETS	896,708,890	1,497,446,276	287,436,116	676,652,739

LIABILITIES
Payable for investment purchased	1,438,585	10,003,303	857,368	0
Payable for securities loaned (Note 2)	234,845,625	289,675,883	65,747,392	222,537,937
Payable for interest rate swaps/spread locks	0	1,448,591	0	0
Payable to investment adviser and affiliates (Note 3)	115,344	329,526	69,220	107,301
Accrued expenses and other liabilities	1,096	1,268	47,139	3,213

TOTAL LIABILITIES	236,400,650	301,458,571	66,721,119	222,648,451

TOTAL NET ASSETS	$660,308,240	$1,195,987,705	$220,714,997	$454,004,288

SECURITIES ON LOAN, AT MARKET VALUE	$229,823,624	$280,319,021	$64,325,780	$218,942,503

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF OPERATIONS — FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

	Managed Fixed Income	Stable Income	Strategic Value Bond	Tactical Maturity Bond

INVESTMENT INCOME
Dividends	$93,700	$299,125	$37,026	$385,213
Interest	17,551,985	13,086,623	6,304,158	3,723,505
Securities lending	91,736	82,341	31,767	113,659

TOTAL INVESTMENT INCOME	17,737,421	13,468,089	6,372,951	4,222,377

EXPENSES
Advisory fees	1,611,700	2,460,576	537,485	1,097,942
Custody	64,468	98,423	21,499	43,918
Legal and Audit fees	16,609	16,609	16,609	16,609
Trustees' fees	3,178	3,178	3,178	3,178
Other	3,746	2,413	1,396	5,013

TOTAL EXPENSES	1,699,701	2,581,199	580,167	1,166,660

LESS:
Waived fees and reimbursed expenses (Note 5)	(785,410)	(465,144)	(63,822)	(436,496)
Net expenses	914,291	2,116,055	516,345	730,164

NET INVESTMENT INCOME (LOSS)	16,823,130	11,352,034	5,856,606	3,492,213

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM
Securities	5,419,415	(1,718,786)	1,723,488	(4,233,152)
Financial futures transactions	(162,104)	0	(130,301)	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	5,257,311	(1,718,786)	1,593,187	(4,233,152)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Investments	(20,616,187)	(7,400,359)	(3,905,736)	(6,853,998)
Financial futures transactions	1,013,586	0	405,438	0
Swaps	0	1,106,306	42,196	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	(19,602,601)	(6,294,053)	(3,458,102)	(6,853,998)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(14,345,290)	(8,012,839)	(1,864,915)	(11,087,150)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,477,840	$3,339,195	$3,991,691	$(7,594,937)

The accompanying notes are an integral part of these financial statements.

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WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	MANAGED FIXED INCOME
	(Unaudited) For the Six Months Ended November 30, 2003	For the Year Ended May 31, 2003

Beginning net assets	$621,957,173	$624,427,110

OPERATIONS:
Net investment income (loss)	16,823,130	33,504,828
Net realized gain (loss) from investments	5,257,311	9,685,687
Net change in unrealized appreciation (depreciation) of investments	(19,602,601)	23,755,522

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,477,840	66,946,037

Transactions in Investors' Beneficial Interests
Contributions	149,429,839	176,856,396
Withdrawals	(113,556,612)	(246,272,370)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS	35,873,227	(69,415,974)

NET INCREASE (DECREASE) IN NET ASSETS	38,351,067	(2,469,937)

ENDING NET ASSETS	$660,308,240	$621,957,173

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

STABLE INCOME		STRATEGIC VALUE BOND		TACTICAL MATURITY BOND
(Unaudited) For the Six Months Ended November 30, 2003	For the Year Ended May 31, 2003	(Unaudited) For the Six Months Ended November 30, 2003	For the Year Ended May 31, 2003	(Unaudited) For the Six Months Ended November 30, 2003	For the Year Ended May 31, 2003

$856,897,134	$556,147,797	$206,698,989	$208,534,171	$420,782,713	$421,808,038

11,352,034	18,075,161	5,856,606	11,874,529	3,492,213	8,528,023
(1,718,786)	1,234,229	1,593,187	3,678,464	(4,233,152)	(1,862,497)
(6,294,053)	2,818,285	(3,458,102)	7,267,715	(6,853,998)	5,450,992

3,339,195	22,127,675	3,991,691	22,820,708	(7,594,937)	12,116,518

449,092,926	372,210,321	48,002,187	57,528,769	106,654,281	140,946,557
(113,341,550)	(93,588,659)	(37,977,870)	(82,184,659)	(65,837,769)	(154,088,400)

335,751,376	278,621,662	10,024,317	(24,655,890)	40,816,512	(13,141,843)

339,090,571	300,749,337	14,016,008	(1,835,182)	33,221,575	(1,025,325)

$1,195,987,705	$856,897,134	$220,714,997	$206,698,989	$454,004,288	$420,782,713

WELLS FARGO MASTER PORTFOLIOS	FINANCIAL HIGHLIGHTS MASTER PORTFOLIOS

	Ratio to Average Net Assets (Annualized)				Total Return(3)	Portfolio Turnover Rate
	Net Investment Income (loss)	Gross Expenses(1)	Expenses Waived	Net Expenses

MANAGED FIXED INCOME PORTFOLIO
June 1, 2003 to November 30, 2003 (unaudited)	5.17%	0.52%	(0.24)%	0.28%	0.13%	28%
June 1, 2002 to May 31, 2003	5.49%	0.54%	(0.19)%	0.35%	11.36%	44%
June 1, 2001 to May 31, 2002	5.87%	0.54%	(0.19)%	0.35%	8.37%	65%
June 1, 2000 to May 31, 2001	6.34%	0.54%	(0.19)%	0.35%	13.55%	121%
June 1, 1999 to May 31, 2000	6.48%	0.50%	(0.14)%	0.36%	1.49%	65%
June 1, 1998 to May 31, 1999	6.23%	0.45%	(0.05)%	0.40%	3.45%	51%

STABLE INCOME PORTFOLIO

June 1, 2003 to November 30, 2003 (unaudited)	2.28%	0.52%	(0.09)%	0.43%	0.29%	46%
June 1, 2002 to May 31, 2003	2.63%	0.54%	0.00%	0.54%	3.32%	45%
June 1, 2001 to May 31, 2002	3.62%	0.55%	0.00%	0.55%	3.99%	81%
June 1, 2000 to May 31, 2001	5.89%	0.55%	0.00%	0.55%	8.34%	37%
June 1, 1999 to May 31, 2000	5.63%	0.49%	(0.02)%	0.47%	4.57%	40%
June 1, 1998 to May 31, 1999	5.39%	0.41%	(0.05)%	0.36%	5.20%	29%

STRATEGIC VALUE BOND PORTFOLIO

June 1, 2003 to November 30, 2003 (unaudited)	5.40%	0.54%	(0.06)%	0.48%	1.66%	27%
June 1, 2002 to May 31, 2003	5.81%	0.57%	(0.02)%	0.55%	11.60%	41%
June 1, 2001 to May 31, 2002	5.80%	0.60%	(0.04)%	0.56%	8.30%	75%
June 1, 2000 to May 31, 2001	6.31%	0.57%	(0.02)%	0.55%	12.01%	149%
June 1, 1999 to May 31, 2000	6.45%	0.59%	(0.03)%	0.56%	0.48%	65%
June 1, 1998 to May 31, 1999	6.05%	0.61%	(0.05)%	0.56%	3.43%	48%

TACTICAL MATURITY BOND PORTFOLIO(2)

June 1, 2003 to November 30, 2003 (unaudited)	1.58%	0.53%	(0.20)%	0.33%	(1.83)%	107%
June 1, 2002 to May 31, 2003	2.05%	0.54%	(0.18)%	0.36%	2.84%	115%
June 1, 2001 to May 31, 2002	3.45%	0.55%	(0.19)%	0.36%	0.70%	145%
June 1, 2000 to May 31, 2001	5.58%	0.55%	(0.19)%	0.36%	10.06%	83%
June 1, 1999 to May 31, 2000	5.35%	0.51%	(0.14)%	0.37%	8.21%	74%
June 1, 1998 to May 31, 1999	5.20%	0.45%	(0.05)%	0.40%	6.31%	131%

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL HIGHLIGHTS	WELLS FARGO MASTER PORTFOLIOS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2)	Previously known as Positive Return Bond Portfolio. Name changed November 28, 2001

(3)	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wells Fargo Master Trust (“Master Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Master Trust currently has 16 separate investment portfolios. These financial statements present the Managed Fixed Income, Stable Income, Strategic Value Bond, and Tactical Maturity Bond portfolios (each a “Portfolio” and collectively the “Portfolios”).

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Master Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities the bid price will be used. In the case of debt securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, valuations are determined daily by a pricing service approved by the Fund’s Board of Trustees. The service uses prices that reflect fair value as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and are representative of the securities’ market values. For some securities, such prices are not readily available. The service generally prices these securities based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities which cannot be valued by any of these methods are valued in good faith at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

WHEN-ISSUED TRANSACTION

The Portfolios record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO MASTER PORTFOLIOS

the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS

Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the values of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2003, the Portfolios held no futures contracts.

SECURITY LOANS

The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed-income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Wells Fargo Bank Minnesota, N.A., the Portfolios’ custodian, acts as the securities lending agent for the Portfolios and receives 40% of the revenues earned on the security lending activities. As of November 30, 2003, the value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities.

As of November 30, 2003, the cash collateral of each Portfolio was invested as follows:

Portfolio	Repurchase Agreements	Short-Term Securities	Mid-Term Securities	Money Market Fund	Total
Managed Fixed Income Portfolio	17%	41%	40%	2%	100%
Stable Income Portfolio	20%	47%	30%	3%	100%
Strategic Value Bond Portfolio	17%	39%	42%	2%	100%
Tactical Maturity Bond Portfolio	17%	40%	41%	2%	100%

MORTGAGE DOLLAR ROLL TRANSACTION

Each Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

INTEREST RATE SWAPS

The Portfolios may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. The Portfolios record as an increase or decrease to interest income, the amount due or owed by the Portfolios at termination or settlement. Interest rate swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates.

As of November 30, 2003, the following Portfolios were engaged in open Interest Rate Swaps.

Portfolio	Swap Counter Party	Notional Principal	Floating Rate Index	Maturity Date	Net Unrealized Gain/(Loss)
Stable Income	Lehman Brothers	22,500,000	USD Libor BBA	October 31, 2005	$(1,272,789)
Stable Income	Lehman Brothers	15,000,000	USD Libor BBA	July 25, 2007	$(175,802)
Strategic Value Bond	Lehman Brothers	3,000,000	USD Libor BBA	December 1, 2004	$42,196

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option’s value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options, which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values. At November 30, 2003, the Portfolios held no written options.

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.

The Portfolios use the “aggregate method” (as described in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders.

3. ADVISORY FEES

The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC (“Funds Management”). The Portfolios’ adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Funds Management has retained the services of certain of its affiliates as investment sub-advisers (Galliard Capital Management, Inc. and Peregrine Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser. The current annual investment advisory fees and the associated sub-adviser and sub-advisory fees are as follows, with the fees expressed as a percentage of a Portfolio’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO MASTER PORTFOLIOS

Portfolio	Advisory Fee	Sub-adviser	Sub-Advisory Fee
Managed Fixed Income Portfolio	0.50%	Galliard Capital Management	0-500 Million, 0.10%
			500 Million-1.5 Billion, 0.05%
			Greater than 1.5 Billion, 0.03%
Stable Income Portfolio	0.50%	Galliard Capital Management	0-500 Million, 0.10%
			500 Million-1.5 Billion, 0.05%
			Greater than 1.5 Billion, 0.03%
Strategic Value Bond Portfolio	0.50%	Galliard Capital Management	0-500 Million, 0.10%
			500 Million-1.5 Billion, 0.05%
			Greater than 1.5 Billion, 0.03%
Tactical Maturity Bond Portfolio	0.50%	Peregrine Capital Management	0-10 Million, 0.40%
			10-25 Million, 0.30%
			25-300 Million, 0.20%
			Greater than 300 Million, 0.10%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently there are no administration fees charged to the Portfolios at the master level. Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”) serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios’ foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio’s average daily net assets.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for the Portfolios. PFPC currently does not receive an annual asset based fund complex fee or an annual fixed fee for its services as fund accountant to the Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Portfolio, plus out-of-pocket expenses.

5. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended November 30, 2003 were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended November 30, 2003, were as follows:

Portfolio	Purchases at Cost	Sales Proceeds
Managed Fixed Income Portfolio	$226,210,371	$176,519,791
Stable Income Portfolio	750,560,746	438,235,698
Strategic Value Bond Portfolio	76,933,708	55,559,554
Tactical Maturity Bond Portfolio	345,541,293	508,833,614

WELLS FARGO MASTER PORTFOLIOS	OTHER INFORMATION

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds/Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC’s website at http://www.sec.gov.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of Wells Fargo Funds Trust (the “Trust”) and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994 - 1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 52	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

OTHER INFORMATION	WELLS FARGO MASTER PORTFOLIOS

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

WELLS FARGO INCOME FUNDS	LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliates with Stephens Inc.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	SAR 012 (1/04)

WELLS FARGO

FUNDS

Wells Fargo WealthBuilderSM Portfolios

Semi- Annual Report

Wells Fargo WealthBuilder Growth Balanced Portfolio

Wells Fargo WealthBuilder Growth and Income Portfolio

Wells Fargo WealthBuilder Growth Portfolio

November 30, 2003

WELLS FARGO WEALTHBUILDER PORTFOLIOS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

SHAREHOLDER LETTER	WELLS FARGO WEALTHBUILDER PORTFOLIOS

DEAR VALUED SHAREHOLDER,

We are pleased to present you with this semi-annual report for the six-month period ended November 30, 2003. This report provides information regarding the three Wells Fargo WealthBuilder Portfolios, and economic and market commentary covering the period.

THE ECONOMY: RECOVERY ON TRACK

The long-awaited economic recovery appeared to be on track by the end of the period, evidenced by better than expected earnings reports, surging retail sales and signs of emerging job growth. Positive economic reports from the consumer sector were finally matched by equally positive news from the business sector, in contrast to the trend seen at the beginning of the recovery when consumer spending was the primary economic driver. The business sector’s contribution to the recovery was supported by both domestic and overseas demand. Late in the period, a weaker dollar and signs of recovery in China, Japan and parts of Europe elevated overseas orders for U.S. manufactured goods to their highest levels in nine years.

Stock prices continued to rise during the period, following huge gains in April and May. The technology sector and other economically sensitive areas led the way, as a dearth of investment spending in those areas for the past few years left them ripe for growth and expansion. Small cap stocks outperformed large cap stocks, as investors’ appetite for risk returned. International stocks also performed well, although some of the returns were due to a boost in dollar-denominated returns that resulted from the U.S. dollar’s decline relative to foreign currencies.

Interest rates were volatile during the period, as a result of market reaction to comments from the Federal Reserve Board and changing views on the outlook for economic growth. The Lehman Brothers Aggregate Bond Index (an index that measures investment-grade taxable bonds) was on track for its worst performance in four years, while U.S. Treasury securities were among those suffering the most from rising interest rates. On the other hand, high-yield bonds produced solid returns during the period due to robust demand, limited supply, and improving economic data. Across all maturities, corporate bonds were the best performers, as improving economic data led to narrower yield spreads.

ALLOCATION MODELS HOLD STEADY

The Tactical Asset Allocation (TAA) Model determines the proportion of assets invested in stock or bond mutual funds in the WealthBuilder Growth Balanced Portfolio. TAA employs a disciplined process to shift the allocation in the Portfolio, overweighting in stocks or bonds when a compelling opportunity exists to improve the Portfolio’s risk and return profile. The TAA Model has maintained a 15% overweighting in stocks since June 24, 2002, when the probability of stocks outperforming bonds met the trigger point of 83 percent (plus one standard deviation from the mean). We generally limit tactical asset allocation shifts to 15 percent of the Portfolio to avoid straying too far from the long-term strategic mix.

The WealthBuilder Growth Portfolio utilizes a proprietary investment strategy called the Tactical Equity Allocation (TEA) Model to determine the Portfolio’s allocation in four different equity investment styles, depending on market conditions. The TEA Model maintained its emphasis on international, small company and large company value equity styles during the reporting period.

The target allocation for the WealthBuilder Growth and Income Portfolio is not model-driven and the Portfolio maintained its diversification among different equity styles in order to seek enhanced performance while managing risk.

OUR COMMITMENT TO OUR SHAREHOLDERS

We recognize that there has been a great deal of unsettling news recently about inappropriate trading practices of some mutual fund companies. We share the concerns of all investors that these problems need to be addressed fully to protect the interests of all mutual fund shareholders. We will remain diligent in our efforts to operate in full compliance with all legal requirements to protect the interests of all of our shareholders.

Thank you for choosing Wells Fargo Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

1

WELLS FARGO WEALTHBUILDER PORTFOLIOS	PERFORMANCE HIGHLIGHTS

WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

The Wells Fargo WealthBuilder Growth Balanced Portfolio (the Portfolio) seeks a balance of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen Blomster, CFA

Jeffrey P. Mellas

INCEPTION DATE

10/1/97

PERFORMANCE HIGHLIGHTS

The Portfolio returned 11.47%1 for the six-month period ended November 30, 2003, excluding sales charges, outperforming both the S&P 500 Index2, which returned 10.80% and the Lehman Brothers U.S. Government/Credit Index3, which returned (1.90)% during the same period.

As of November 30, 2003, the assets of the WealthBuilder Growth Balanced Portfolio were invested in twelve different stock and bond mutual funds. The bond investing styles included government, agency, mortgage-backed, corporate and international mutual funds. The equity styles were large company growth, large company value, small company and international mutual funds. Of the 12 mutual funds in the Portfolio, five were Wells Fargo Funds, two were managed by Massachusetts Financial Services, and each of the remaining five were managed by one of the following: Dreyfus, American Express Financial Advisers, AIM, Putnam and ING. There were five changes in the Portfolio’s holdings during the reporting period.

During the period, the Portfolio’s stock fund holdings significantly outperformed its bond fund holdings. The financial markets increasingly focused on the improving economy throughout the period. Rising commodity prices and a declining U.S. dollar helped push bond yields sharply higher early in the period. While bond yields declined modestly over the final three months of the period, stocks continued to outperform bonds. The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists, maintained a 15% overweight toward stocks throughout the six-month period.

In maintaining the overweight position toward stocks, the Portfolio employed a hedged futures overlay transaction, thus keeping the Portfolio’s underlying assets near their long-term strategic allocation of 65% stocks and 35% bonds. While implementing the futures overlay, the Portfolio had an effective target allocation of 80% stocks and 20% bonds. With stocks outperforming bonds, the 15% TAA shift toward stocks increased the Portfolio’s return.

STRATEGIC OUTLOOK

At the end of the period, the TAA Model continued to indicate that stocks are still compelling relative to bonds. As a result, the Portfolio will continue to maintain its overweight position in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

The views expressed are as of November 30, 2003, and are those of the Portfolio’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo WealthBuilder Growth Balanced Portfolio.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Portfolio’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio’s returns would have been lower.

Performance shown for the Wells Fargo WealthBuilder Growth Balanced Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.

There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer’s financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks. Investing in foreign securities presents certain risks that may not be present in domestic securities. For example, investments in foreign and emerging markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.

2

PERFORMANCE HIGHLIGHTS	WELLS FARGO WEALTHBUILDER PORTFOLIOS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	Life of Portfolio	6-Month*	1-Year	5-Year	Life of Portfolio

Wells Fargo WealthBuilder Growth Balanced Portfolio	9.79	12.07	2.02	3.33	11.47	13.78	2.33	3.59

Benchmarks

S&P 500 Index[2]					10.80	15.08	(0.47)	3.30

Lehman Brothers U.S. Government/Credit Index[3]					(1.90)	6.39	6.50	7.30
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[4] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	70%
Net Asset Value (NAV)	$10.79

STRATEGIC ALLOCATION[4] (AS OF NOVEMBER 30, 2003)

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD[4] (AS OF NOVEMBER 30, 2003)

Wells Fargo Large Cap Value Portfolio	12%
Wells Fargo Intermediate Government Income Fund	12%
Wells Fargo Montgomery Total Return Bond FundSM	12%
AIM Blue Chip Fund	10%
Wells Fargo Large Company Growth Portfolio	9%
MFS Strategic Value Fund	7%
Wells Fargo Montgomery Small Cap FundSM	7%
ING International Value Fund	7%
Dreyfus Emerging Leaders Fund	6%
Putnam International Equity Fund	6%
AXP Global Bond Fund	5%
MFS High Income Fund	5%
Short-Term Investments	2%

WEALTHBUILDER GROWTH BALANCED PORTFOLIO EFFECTIVE ALLOCATION4,5 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT6

2   “Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500” and “500” are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.

4   Portfolio holdings and characteristics are subject to change.

5   The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S. Treasury bond futures.

6   The chart compares the performance of the Wells Fargo WealthBuilder Growth Balanced Portfolio for the life of the Portfolio with the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

3

WELLS FARGO WEALTHBUILDER PORTFOLIOS	PERFORMANCE HIGHLIGHTS

WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE

The Wells Fargo WealthBuilder Growth and Income Portfolio (the Portfolio) seeks long-term capital appreciation with a secondary emphasis on income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen Blomster, CFA

Jeffrey P. Mellas

INCEPTION DATE

10/1/97

PERFORMANCE HIGHLIGHTS

The Portfolio returned 13.99%1 for the six-month period ended November 30, 2003, excluding sales charges, outperforming its benchmark, the S&P 500 Index2, which returned 10.80%.

The assets of the WealthBuilder Growth and Income Portfolio were invested in eight different equity mutual funds. The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. As of November 30, 2003, 29.88% of the assets were invested in the large company growth style, 29.88% in the large company value style, 20.22% in the small company style and 20.02% in the international style. Of the eight mutual funds in the Portfolio, three were Wells Fargo Funds, and each of the remaining five were managed by one of the following: Putnam, Massachusetts Financial Services, Dreyfus, AIM and ING. There were four changes to the Portfolio’s holdings during the six-month period.

Stock prices continued to rise during the period, following the strong gains in April and May. The financial markets increasingly focused on the improving economy throughout the period. Rising commodity prices and a declining U.S. dollar helped push bond yields sharply higher early in the period, threatening earlier gains in the stock market. However, bond yields declined modestly over the final three months of the period. As bond yields began to decline, equity investors turned their attention to better than expected corporate profits. While the equity market gains were broad-based, small cap stocks led the way in the period, followed closely by international stocks.

STRATEGIC OUTLOOK

During heightened equity market volatility and rapid changes in market leadership, as we have seen over the past several years, maintaining a long-term strategic asset allocation with broad diversification may prove most beneficial.

There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer’s financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks. Investing in foreign securities presents certain risks that may not be present in domestic securities. For example, investments in foreign and emerging markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.

The views expressed are as of November 30, 2003, and are those of the Portfolio’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo WealthBuilder Growth and Income Portfolio.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Portfolio’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio’s returns would have been lower.

4

PERFORMANCE HIGHLIGHTS	WELLS FARGO WEALTHBUILDER PORTFOLIOS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	Life of Portfolio	6-Month*	1-Year	5-Year	Life of Portfolio

Wells Fargo WealthBuilder Growth and Income Portfolio	12.28	15.03	(0.14)	1.05	13.99	16.78	0.16	1.30

Benchmark

S&P 500 Index[2]					10.80	15.08	(0.47)	3.30
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3] (AS OF NOVEMBER 30, 2003)

Portfolio Turnover	62%

Net Asset Value (NAV)	$10.02

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD[3] (AS OF NOVEMBER 30, 2003)

Wells Fargo Large Cap Value Portfolio	19%

Wells Fargo Large Company Growth Portfolio	15%

AIM Blue Chip Fund	15%

MFS Strategic Value Fund	11%

Wells Fargo Montgomery Small Cap FundSM	10%

Dreyfus Emerging Leaders Fund	10%

Putnam International Equity Fund	10%

ING International Value Fund	10%

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO ALLOCATION3 (AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT4

Performance shown for the Wells Fargo WealthBuilder Growth and Income Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth and Income Portfolio, its predecessor portfolio. Effective the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.

2   “Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500” and “500” are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   Portfolio holdings and characteristics are subject to change.

4   The chart compares the performance of the Wells Fargo WealthBuilder Growth and Income Portfolio for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

5

WELLS FARGO WEALTHBUILDER PORTFOLIOS	PERFORMANCE HIGHLIGHTS

WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Wells Fargo WealthBuilder Growth Portfolio (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen Blomster, CFA

Jeffrey P. Mellas

INCEPTION DATE

10/1/97

PERFORMANCE HIGHLIGHTS

The Portfolio returned 16.77%1 for the six-month period ended November 30, 2003, excluding sales charges, outperforming its benchmark, the S&P 500 Index2, which returned 10.80% during the period.

The assets of the WealthBuilder Growth Portfolio were invested in eight different equity mutual funds. The proportion of assets in different equity styles was determined by a proprietary investment strategy called the Tactical Equity Allocation (TEA) Model, which seeks to enhance performance by shifting emphasis between equity styles depending upon market conditions. As of November 30, 2003, 4.86% of the assets were invested in the large company growth style, 19.39% in the large company value style, 26.01% in the small company style and 49.74% in the international style. Of the eight mutual funds in the Portfolio, three were Wells Fargo Funds, and each of the remaining five were managed by one of the following: Putnam, Massachusetts Financial Services, Dreyfus, AIM and ING. There were four changes to the Portfolio’s holdings during the six-month period.

Stock prices continued to rise during the period, following the gains in April and May. The financial markets increasingly focused on the improving economy and better than expected corporate profits during the period. While the equity market gains were broad-based, small cap stocks led the way in the period, followed closely by international stocks. There were no changes in the TEA Model allocation during the six-month period. To make a change in our asset allocation emphasis, we need confirmation of a change in both relative momentum and fundamentals. During the period, relative momentum continued to favor international, small cap and large company value stocks.

STRATEGIC OUTLOOK

We expect to continue with an international, small company, large company value stock emphasis, based on the asset allocation emphasis indicated by the TEA Model. The weakness in the dollar is fundamentally consistent with the international stock emphasis and the continuing trend of a steepening yield curve is fundamentally consistent with the small cap and large company value emphasis.

There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer’s financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks. Investing in foreign securities presents certain risks that may not be present in domestic securities. For example, investments in foreign and emerging markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.

The views expressed are as of November 30, 2003, and are those of the Portfolio’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo WealthBuilder Growth Portfolio.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds’ web site – www.wellsfargofunds.com. The Portfolio’s Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio’s returns would have been lower.

6

PERFORMANCE HIGHLIGHTS	WELLS FARGO WEALTHBUILDER PORTFOLIOS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF NOVEMBER 30, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	Life of Portfolio	6-Month*	1-Year	5-Year	Life of Portfolio

Wells Fargo WealthBuilder Growth Portfolio	15.02	16.76	(0.24)	1.67	16.77	18.53	0.06	1.92

Benchmark

S&P 500 Index[2]					10.80	15.08	(0.47)	3.30
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[3](AS OF NOVEMBER 30, 2003)

Portfolio Turnover	65%

Net Asset Value (NAV)	$11.00

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD[3] (AS OF NOVEMBER 30, 2003)

Putnam International Equity Fund	25%

ING International Value Fund	25%

Dreyfus Emerging Leaders Fund	14%

Wells Fargo Montgomery Small Cap FundSM	12%

Wells Fargo Large Cap Value Portfolio	12%

MFS Strategic Value Fund	7%

AIM Blue Chip Fund	3%

Wells Fargo Large Company Growth Portfolio	2%

WEALTHBUILDER GROWTH PORTFOLIO ALLOCATION3

(AS OF NOVEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT4

Performance shown for the Wells Fargo WealthBuilder Growth Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.

2   “Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500” and “500” are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   Portfolio holdings and characteristics are subject to change.

4   The chart compares the performance of the Wells Fargo WealthBuilder Growth Portfolio for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

7

WELLS FARGO WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Shares	Security Description	Value

Investment Companies – 97.38%

Bond Funds – 9.71%

1,441,887	AXP Global Bond Fund	$9,602,973

2,470,294	MFS High Income Fund	9,584,742

		19,187,715

Affiliated Bond Funds – 24.09%

2,207,488	Wells Fargo Intermediate Government Income Fund	24,768,016

1,820,957	Wells Fargo Montgomery Total Return Bond Fund	22,853,005

		47,621,021

Stock Funds – 35.54%

1,777,410	AIM Blue Chip Fund	19,178,250

312,881	Dreyfus Emerging Leaders Fund	11,761,191

966,230	ING International Value Fund	13,604,522

1,054,892	MFS Strategic Value Fund	14,082,804

590,828	Putnam International Equity Fund	11,621,590

		70,248,357

Affiliated Stock Funds – 28.04%

N/A	Wells Fargo Large Cap Value Portfolio	24,473,671

N/A	Wells Fargo Large Company Growth Portfolio	17,242,457

1,275,969	Wells Fargo Montgomery Small Cap Fund	13,703,903

		55,420,031

Total Investment Companies (Cost $179,308,061)		192,477,124

Principal		Interest Rate	Maturity Date

Short-Term Investments – 2.22%

U.S. Treasury Bills – 2.22%

$2,035,000	U.S. Treasury Bill#	0.92%	12/04/2003	2,034,854

130,000	U.S. Treasury Bill#	1.02	02/12/2004	129,757

2,230,000	U.S. Treasury Bill#	0.95	05/13/2004	2,219,779

Total Short-Term Investments (Cost $4,385,172)				4,384,390

Total Investment in Securities (Cost $183,693,233)*	99.60%			$196,861,514

Other Assets and Liabilities, Net	0.40			795,644

Total Net Assets	100.00%			$197,657,158

#	Securities pledged as collateral for futures transactions. (See note 2)
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

8

PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO WEALTHBUILDER PORTFOLIOS

WELLS FARGO WEALTHBUILDER GROWTH & INCOME PORTFOLIO

Shares	Security Description	Value

Investment Companies – 98.56%

Stock Funds – 55.12%

881,317	AIM Blue Chip Fund	$9,509,407

170,742	Dreyfus Emerging Leaders Fund	6,418,188

452,467	ING International Value Fund	6,370,736

520,360	MFS Strategic Value Fund	6,946,807

324,719	Putnam International Equity Fund	6,387,230

		35,632,368

Affiliated Stock Funds – 43.44%

N/A	Wells Fargo Large Cap Value Portfolio	12,093,536

N/A	Wells Fargo Large Company Growth Portfolio	9,530,192

601,752	Wells Fargo Montgomery Small Cap Fund	6,462,818

		28,086,546

Total Investment Companies (Cost $61,153,935)		63,718,914

Short-Term Investments – 0.22%

142,659	Wells Fargo Money Market Trust~	142,659

Total Short-Term Investments (Cost $142,659)		142,659

Total Investment in Securities (Cost $61,296,594)*	98.78%	$63,861,573

Other Assets and Liabilities, Net	1.22	786,489

Total Net Assets	100.00%	$64,648,062

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.

The accompanying notes are an integral part of these financial statements.

9

WELLS FARGO WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — NOVEMBER 30, 2003 (UNAUDITED)

WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO

Shares	Security Description	Value

Investment Companies – 99.25%

Stock Funds – 72.32%

195,918	AIM Blue Chip Fund	$2,113,952

305,877	Dreyfus Emerging Leaders Fund	11,497,910

1,491,162	ING International Value Fund	20,995,560

446,244	MFS Strategic Value Fund	5,957,356

1,071,686	Putnam International Equity Fund	21,080,067

		61,644,845

Affiliated Stock Funds – 26.93%

N/A	Wells Fargo Large Cap Value Portfolio	10,447,253

N/A	Wells Fargo Large Company Growth Portfolio	1,997,582

978,154	Wells Fargo Montgomery Small Cap Fund	10,505,372

		22,950,207

Total Investment Companies (Cost $77,988,618)		84,595,052

Short-Term Investments – 0.06%

52,542	Wells Fargo Money Market Trust~	52,542

Total Short-Term Investments (Cost $55,542)		52,542

Total Investment in Securities (Cost $78,044,160)*	99.31%	$84,647,594

Other Assets and Liabilities, Net	0.69	587,086

Total Net Assets	100.00%	$85,234,680

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF ASSETS AND LIABILITIES — NOVEMBER 30, 2003 (UNAUDITED)	WELLS FARGO WEALTHBUILDER PORTFOLIOS

	WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth & Income Portfolio	WealthBuilder Growth Portfolio

ASSETS

INVESTMENTS:
In securities, at market value (see cost below)	$93,820,462	$35,632,368	$61,644,845
Investments in Affiliates (see cost below)	103,041,052	28,229,205	23,002,749
Cash	1,142,646	400,000	463,060
Receivable for dividends, interest and other receivables	2,817	186	23
Receivable for fund shares issued	1,894,659	482,932	459,407
Variation margin on futures contracts	267,663	0	0

TOTAL ASSETS	200,169,299	64,744,691	85,570,084

LIABILITIES
Payable for investment purchased	2,026,354	0	8,781
Payable for fund shares redeemed	204,340	19,617	189,882
Payable to investment adviser and affiliates (Notes 3 and 6)	106,848	33,944	46,513
Payable to other related parties(1)	80,544	27,385	36,137
Accrued expenses and other liabilities	94,055	15,683	54,091

TOTAL LIABILITIES	2,512,141	96,629	335,404

TOTAL NET ASSETS	$197,657,158	$64,648,062	$85,234,680

NET ASSETS CONSIST OF:

Paid-in capital	$203,582,345	$75,859,246	$108,831,335
Undistributed net investment income (loss)	1,414,560	(212,678)	(232,876)
Undistributed net realized gain (loss) on investments	(20,265,378)	(13,563,485)	(29,967,213)
Net unrealized appreciation (depreciation) on investments	13,168,281	2,564,979	6,603,434
Net unrealized appreciation (depreciation) of futures	(242,650)	0	0

TOTAL NET ASSETS	$197,657,158	$64,648,062	$85,234,680

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets	$197,657,158	$64,648,062	$85,234,680
Shares outstanding	18,326,336	6,451,759	7,747,994
Net asset value per share	$10.79	$10.02	$11.00
Maximum offering price per share(2)	$10.95	$10.17	$11.17

INVESTMENTS AT COST	$183,693,233	$61,296,594	$78,044,160

(1)	Other related parties include the Portfolios’ trustees and distributor.
(2)	Maximum offering price is computed as 100/98.5 of net asset value

The accompanying notes are an integral part of these financial statements.

11

WELLS FARGO WEALTHBUILDER PORTFOLIOS	STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)

	WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth & Income Portfolio	WealthBuilder Growth Portfolio

INVESTMENT INCOME
Dividends	$642,867	$184,539	$331,922
Dividends from affiliate Securities	858,557	700	621
Interest	11,240	332	325
Expenses allocated from affiliated Master Portfolios	(154,635)	(70,734)	(91,329)

TOTAL INVESTMENT INCOME	1,358,029	114,837	241,539

NET EXPENSES
Advisory fees	307,501	93,170	135,170
Administration fees	289,929	87,846	127,446
Portfolio accounting fees	5,008	1,517	2,201
Distribution fees (Note 4)	439,287	133,100	193,100
Legal and audit fees	12,809	9,809	11,209
Registration fees	10,494	3,860	3,278
Trustees’ fees	3,178	3,178	3,178
Shareholder reports	2,987	1,658	3,096
Other	5,500	952	1,740

TOTAL EXPENSES	1,076,693	335,090	480,418

LESS:
Waived fees and reimbursed expenses (Note 7)	(2,293)	(7,575)	(6,003)
Net expenses	1,074,400	327,515	474,415

NET INVESTMENT INCOME (LOSS)	283,629	(212,678)	(232,876)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
Financial futures transactions	7,234,753	0	0
Non-affiliated Underlying Funds	(1,173,701)	(914,418)	(1,027,726)
Affiliated Underlying Funds	618,786	(998,278)	(1,847,546)
Allocations from affiliated Master Portfolios	(225,254)	(404,152)	(524,045)
Payments from Adviser (Note 7)	446,000	0	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	6,900,584	(2,316,848)	(3,399,317)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Financial futures transactions	(3,140,900)	0	0
Non-affiliated Underlying Funds	8,672,985	4,504,440	8,223,606
Affiliated Underlying Funds	845,984	2,226,740	3,962,390
Allocations from affiliated Master Portfolios	5,425,492	2,796,842	3,508,640

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	11,803,561	9,528,022	15,694,636

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	18,704,145	7,211,174	12,295,319

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,987,774	$6,998,496	$12,062,443

The accompanying notes are an integral part of these financial statements.

12

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WELLS FARGO WEALTHBUILDER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	WEALTHBUILDER GROWTH BALANCED PORTFOLIO
	(Unaudited) For the Period Ended November 30, 2003	For the Year Ended May 31, 2003

Beginning Net Assets	$162,229,208	$159,693,407

OPERATIONS:
Net investment income (loss)	283,629	1,394,793
Net realized gain (loss) on sale of investments	6,900,584	(24,480,401)
Net change in unrealized appreciation (depreciation) of investments	11,803,561	9,906,471

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,987,774	(13,179,137)

Distributions to shareholders:
From net investment income	0	(1,400,418)
From net realized gain (loss) on sale of investments	0	0

TOTAL DISTRIBUTION TO SHAREHOLDERS	0	(1,400,418)

Capital shares transactions:
Proceeds from shares sold	35,097,732	58,776,751
Reinvestment of dividends	0	1,344,209
Cost of shares redeemed	(18,657,556)	(43,005,604)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,440,176	17,115,356

INCREASE (DECREASE) IN NET ASSETS	35,427,950	2,535,801

ENDING NET ASSETS	$197,657,158	$162,229,208

Shares Issued and Redeemed:
Shares sold	3,394,028	6,313,126
Shares issued in reinvestment of dividends	0	147,715
Shares redeemed	(1,820,969)	(4,726,681)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	1,573,059	1,734,160

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$1,414,560	$1,130,931

The accompanying notes are an integral part of these financial statements.

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)	WELLS FARGO WEALTHBUILDER PORTFOLIOS

WEALTHBUILDER GROWTH & INCOME PORTFOLIO		WEALTHBUILDER GROWTH PORTFOLIO
(Unaudited) For the Period Ended November 30, 2003	For the Year Ended May 31, 2003	(Unaudited) For the Period Ended November 30, 2003	For the Year Ended May 31, 2003

$46,369,872	$54,217,580	$72,450,259	$100,476,459

(212,678)	(396,197)	(232,876)	(617,141)
(2,316,848)	(7,311,085)	(3,399,317)	(10,346,200)
9,528,022	111,839	15,694,636	(5,666,452)

6,998,496	(7,595,443)	12,062,443	(16,629,793)

0	0	0	0
0	0	0	0

0	0	0	0

16,205,066	16,479,401	7,523,760	13,998,509
0	0	0	0
(4,925,372)	(16,731,666)	(6,801,782)	(25,394,916)

11,279,694	(252,265)	721,978	(11,396,407)

18,278,190	(7,847,708)	12,784,421	(28,026,200)

$64,648,062	$46,369,872	$85,234,680	$72,450,259

1,758,819	1,989,568	728,307	1,556,091
0	0	0	0
(580,180)	(2,073,472)	(670,832)	(2,882,677)

1,178,639	(83,904)	57,475	(1,326,586)

$(212,678)	$0	$(232,876)	$0

15

WELLS FARGO WEALTHBUILDER PORTFOLIOS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
June 1, 2003 to November 30, 2003 (Unaudited)	$9.68	0.01	1.10	0.00	0.00
June 1, 2002 to May 31, 2003	$10.63	0.08	(0.95)	(0.08)	0.00
June 1, 2001 to May 31, 2002	$11.69	0.00	(0.83)	(0.16)	(0.07)
June 1, 2000 to May 31, 2001	$12.72	0.07	(0.20)	(0.11)	(0.79)
June 1, 1999 to May 31, 2000	$11.83	0.21	1.05	(0.14)	(0.23)
June 1, 1998 to May 31, 1999	$10.80	0.10	1.01	(0.07)	(0.01)

WEALTHBUILDER GROWTH & INCOME PORTFOLIO

June 1, 2003 to November 30, 2003 (Unaudited)	$8.79	(0.03)	1.26	0.00	0.00
June 1, 2002 to May 31, 2003	$10.12	(0.08)	(1.25)	0.00	0.00
June 1, 2001 to May 31, 2002	$12.03	(0.10)	(1.62)	(0.19)	0.00
June 1, 2000 to May 31, 2001	$14.10	(0.06)	(1.33)	0.00	(0.68)
June 1, 1999 to May 31, 2000	$11.96	(0.06)	2.33	0.00	(0.13)
June 1, 1998 to May 31, 1999	$10.97	(0.04)	1.04	0.00	(0.01)

WEALTHBUILDER GROWTH PORTFOLIO

June 1, 2003 to November 30, 2003 (Unaudited)	$9.42	(0.03)	1.61	0.00	0.00
June 1, 2002 to May 31, 2003	$11.14	(0.08)	(1.64)	0.00	0.00
June 1, 2001 to May 31, 2002	$12.76	(0.07)	(1.52)	(0.03)	0.00
June 1, 2000 to May 31, 2001	$14.97	(0.10)	(1.87)	0.00	(0.24)
June 1, 1999 to May 31, 2000	$12.63	(0.08)	2.42	0.00	0.00
June 1, 1998 to May 31, 1999	$11.01	(0.07)	1.71	0.00	(0.02)

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 7).
(2)	These ratios do not include expenses from the Underlying Funds.
(3)	Total return is not annualized for period less than 1 year and the calculation does not include sales charge. Total return would have been lower had certain expenses not been reduced during the period shown.
(4)	Total return would have been 11.16% had the payments from Adviser not been included.

The accompanying notes are an integral part of these financial statements.

16

FINANCIAL HIGHLIGHTS	WELLS FARGO WEALTHBUILDER PORTFOLIOS

Ending Net Asset Value Per Share	Ratio To Average Net Assets (Annualized)(1)				Total Return(3)		Portfolio Turnover Rate	Net Assets at End of Period (000’s Omitted)
	Net Investment Income (Loss)	Gross Expenses(2)	Expenses Waived(2)	Net Expenses(2)

$10.79	0.32%	1.21%	0.00%	1.21%	11.47	%(4)	70%	$197,657
$9.68	0.93%	1.14%	(0.00)%	1.14%	(8.10)%		48%	$162,229
$10.63	1.04%	1.27%	(0.02)%	1.25%	(7.09)%		28%	$159,693
$11.69	1.51%	1.52%	(0.27)%	1.25%	(1.28)%		29%	$78,469
$12.72	1.95%	1.76%	(0.51)%	1.25%	10.72%		70%	$33,749
$11.83	1.28%	1.85%	(0.60)%	1.25%	10.26%		59%	$23,336

$10.02	(0.79)%	1.25%	(0.03)%	1.22%	13.99%		62%	$64,648
$8.79	(0.90)%	1.29%	(0.04)%	1.25%	(13.14)%		30%	$46,370
$10.12	(0.83)%	1.32%	(0.07)%	1.25%	(14.36)%		30%	$54,218
$12.03	(0.63)%	1.78%	(0.53)%	1.25%	(10.38)%		14%	$43,550
$14.10	(0.59)%	2.12%	(0.87)%	1.25%	19.02%		63%	$21,109
$11.96	(0.38)%	1.95%	(0.70)%	1.25%	9.11%		32%	$10,657

$11.00	(0.60)%	1.24%	(0.02)%	1.22%	16.77%		65%	$85,235
$9.42	(0.82)%	1.26%	(0.01)%	1.25%	(15.44)%		30%	$72,450
$11.14	(0.69)%	1.30%	(0.05)%	1.25%	(12.46)%		73%	$100,476
$12.76	(1.00)%	1.69%	(0.44)%	1.25%	(13.35)%		49%	$81,403
$14.97	(0.99)%	1.98%	(0.73)%	1.25%	18.53%		32%	$41,496
$12.63	(0.84)%	2.00%	(0.75)%	1.25%	14.94%		31%	$12,942

17

WELLS FARGO WEALTHBUILDER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) was organized on March 10, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series. These financial statements present the Wells Fargo WealthBuilder Growth Balanced Portfolio, the Wells Fargo WealthBuilder Growth and Income Portfolio, and the Wells Fargo WealthBuilder Growth Portfolio (each, a “Portfolio”, collectively, the “Portfolios”), each a diversified series of the Trust.

The Portfolios each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds (“Underlying Funds”). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Portfolio determines its net asset value as of 4:00 p.m. (Eastern Time) on each Portfolio business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Portfolios’ investments in the Underlying Funds structured as partnerships (the “Master Portfolios”) are valued daily based upon each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Short-term securities that mature in sixty days or less generally are valued at amortized cost which approximates value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily. Each Portfolio records its pro rata share of the Master Portfolio’s net investment income, and realized and unrealized gain and loss daily.

Dividend income is recognized on the ex-dividend date for each Underlying Fund.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income is declared and distributed at least annually. Distributions to shareholders from net realized capital gains are declared and distributed annually. For federal income tax purposes, the Portfolios may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of Portfolio shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences do not require reclassifications.

18

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO WEALTHBUILDER PORTFOLIOS

EXPENSE ALLOCATIONS

The Trust accounts separately for the assets and liabilities and the operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2003.

The following Portfolios had estimated net capital loss carryforwards at May 31, 2003, which are available to offset future net realized capital gains:

Portfolio Name	Year Expires	Capital Loss Carryforwards
Wells Fargo WealthBuilder Growth Balanced Portfolio	2010	$3,097
	2011	7,625,592
Wells Fargo WealthBuilder Growth and Income Portfolio	2009	93,617
	2010	946,811
	2011	3,883,025
Wells Fargo WealthBuilder Growth Portfolio	2010	13,652,568
	2011	4,153,365

For tax purposes, the following Portfolios have a current year deferred post-October capital loss. These losses will be realized for tax purposes on the first day of the succeeding year.

Portfolio Name	Deferred Post-October Capital Loss
Wells Fargo WealthBuilder Growth Balanced Portfolio	4,391,525
Wells Fargo WealthBuilder Growth and Income Portfolio	2,836,837
Wells Fargo WealthBuilder Growth Portfolio	5,395,926

FUTURES CONTRACTS

Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On November 30, 2003, the WealthBuilder Growth Balanced Portfolio held the following long and short futures contracts:

Contracts	Portfolio Name	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short 255	WealthBuilder Growth Balanced Fund	U.S. T-Bonds	December 2003	$27,866,719	$(1,083,750)
Long 104	WealthBuilder Growth Balanced Fund	S & P 500 Index	December 2003	26,661,700	841,100

19

WELLS FARGO WEALTHBUILDER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Portfolios with Wells Fargo Funds Management, LLC (“Funds Management”). The Portfolios’ adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Portfolios.

Pursuant to the advisory contract, Funds Management is entitled to receive an annual investment advisory fee of 0.35% of each Portfolio’s average daily net assets for providing advisory services including the determination of the asset allocations of each Portfolio’s investments in the various Underlying Funds. Funds Management also acts as adviser to, and is entitled to receive a fee from each Master Portfolio or affiliated fund.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as sub-adviser for the Portfolios. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Portfolios, an annual sub-advisory fee of 0.05% of each Portfolio’s average daily net assets.

4. DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (“Plan”) for the Portfolios pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the payment of all or part of the cost of preparing, printing, and distributing prospectuses and distribution related services. Distribution fees are charged to the Portfolios and paid to Stephens Inc. (“Stephens”) at an annual rate not to exceed 0.75% of average daily net assets of each Portfolio. The distribution fees paid on behalf of the Portfolios for the period ended November 30, 2003 are disclosed on the Statement of Operations.

5. ADMINISTRATION AND TRANSFER AGENT FEES

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Portfolios. Under the Administration Agreement, Funds Management acted as administrator of the Portfolios and was entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Portfolios.

The Trust had also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Portfolios a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management on behalf of the Portfolios. Under this Agreement, for providing administrative services, which now includes paying the Portfolios’ fees and expenses for services provided by the Portfolios’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.33% of each Portfolio’s average daily net assets.

6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for all of the Portfolios. PFPC is entitled to receive an annual asset based fee and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant for all of the Portfolios and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Portfolios, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

The Trust has entered into a contract on behalf of each Portfolio with Wells Fargo Bank Minnesota, N.A. (“WFB, MN”), whereby WFB, MN is responsible for providing custody services for the Portfolios. Pursuant to the contract, WFB, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Portfolio. Currently, the Portfolios are not charged for custody services.

7. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended November 30, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration and custody fees collected.

On September 26, 2003, Funds Management and PFPC voluntarily reimbursed the WealthBuilder Growth Balanced Portfolio $446,000 to compensate the fund for a loss resulting from a trading error.

20

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO WEALTHBUILDER PORTFOLIOS

8. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended November 30, 2003 were as follows:

Portfolio Name	Purchases at Cost	Sales Proceeds
Wells Fargo WealthBuilder Growth Balanced Portfolio*	$139,280,647	$121,745,896
Wells Fargo WealthBuilder Growth and Income Portfolio*	41,363,324	32,886,068
Wells Fargo WealthBuilder Growth Portfolio*	50,696,768	49,805,359

*	The Portfolios seek to achieve their investment objective by investing a portion of their investable assets in a number of affiliated Master Portfolios. Since the Portfolio has an indirect interest in the securities held in the Masters, the purchases and sales disclosed for this portion of the investable assets are calculated by aggregating the results of multiplying the Portfolio’s ownership percentage of the respective Masters by the corresponding Masters’ purchase and sales.

Purchases and sales of the non-affiliated funds in which the Portfolios invest are actual aggregate purchases and sales of those funds.

9. BANK BORROWINGS

All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the period ended November 30, 2003.

21

WELLS FARGO WEALTHBUILDER PORTFOLIOS	OTHER INFORMATION

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC’s website at http://www.sec.gov.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Portfolio. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and Length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 52	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

22

OTHER INFORMATION	WELLS FARGO WEALTHBUILDER PORTFOLIOS

OFFICERS
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993-1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Portfolios’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

23

WELLS FARGO WEALTHBUILDER PORTFOLIOS	LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

24

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call: Wells Fargo Funds PO Box 8266 Boston, MA 02266-8266

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.
Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member of NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	SAR 013 (1/04)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6. [RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10.	EXHIBITS

(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

By:	/s/ Stacie D. DeAngelo

Stacie D. DeAngelo Treasurer

Date: January 15, 2004